UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21852

Columbia Funds Series Trust II

(Exact name of registrant as specified in charter)

290 Congress Street

Boston, MA 02210
(Address of principal executive offices) (Zip code)

Daniel J. Beckman

c/o Columbia Management Investment Advisers, LLC

290 Congress Street

Boston, MA 02210

Ryan C. Larrenaga, Esq.

c/o Columbia Management Investment Advisers, LLC

290 Congress Street

Boston, MA 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: (800) 345-6611

Date of fiscal year end:  August 31

Date of reporting period:  February 28, 2023

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100  F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Semiannual Report
February 28, 2023 (Unaudited)
Columbia Emerging Markets Bond Fund
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

If you elect to receive the shareholder report for Columbia Emerging Markets Bond Fund (the Fund) in paper, mailed to you, the Fund mails one shareholder report to each shareholder address, unless such shareholder elects to receive shareholder reports from the Fund electronically via e-mail or by having a paper notice mailed to you (Postcard Notice) that your Fund’s shareholder report is available at the Columbia funds’ website (columbiathreadneedleus.com/investor/). If you would like more than one report in paper to be mailed to you, or would like to elect to receive reports via e-mail or access them through Postcard Notice, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, is available on columbiathreadneedleus.com/investor/ or can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
290 Congress Street
Boston, MA 02210
Fund distributor
Columbia Management Investment Distributors, Inc.
290 Congress Street
Boston, MA 02210
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Emerging Markets Bond Fund  |  Semiannual Report 2023

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks to provide shareholders with high total return through current income and, secondarily, through capital appreciation.
Portfolio management
Adrian Hilton
Lead Portfolio Manager
Managed Fund since 2020
Christopher Cooke
Portfolio Manager
Managed Fund since 2017
Average annual total returns (%) (for the period ended February 28, 2023)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	02/16/06	2.00	-7.70	-1.67	0.61
	Including sales charges		-2.86	-12.05	-2.62	0.11
Advisor Class*		03/19/13	2.24	-7.45	-1.42	0.86
Class C	Excluding sales charges	02/16/06	1.63	-8.36	-2.42	-0.15
	Including sales charges		0.64	-9.25	-2.42	-0.15
Institutional Class		09/27/10	2.12	-7.46	-1.42	0.86
Institutional 2 Class		11/08/12	2.32	-7.23	-1.29	1.02
Institutional 3 Class		11/08/12	2.23	-7.28	-1.26	1.07
Class R		11/16/11	1.99	-7.84	-1.91	0.37
JPMorgan Emerging Markets Bond Index-Global			1.76	-8.20	-0.41	1.59
Returns for Class A shares are shown with and without the maximum initial sales charge of 4.75%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. Since the Fund launched more than one share class at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The JPMorgan Emerging Markets Bond Index-Global is based on U.S. dollar-denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities, such as Brady bonds, Eurobonds and loans, and reflects reinvestment of all distributions and changes in market prices.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Columbia Emerging Markets Bond Fund | Semiannual Report 2023	3

Fund at a Glance   (continued)
(Unaudited)
Quality breakdown (%) (at February 28, 2023)
AA rating	8.4
A rating	9.4
BBB rating	28.8
BB rating	24.9
B rating	17.9
CCC rating	3.9
CC rating	0.7
C rating	0.3
D rating	0.5
Not rated	5.2
Total	100.0
Percentages indicated are based upon total fixed income investments.
Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund’s subadviser incorporates into its credit analysis process, along with such other country-specific factors as the direction and stance of fiscal policy, balance of payment trends and commodity prices, the level and structure of public debt as well as political stability and commitment to strong macroeconomic policies.
Country breakdown (%) (at February 28, 2023)
Angola	1.5
Argentina	1.9
Azerbaijan	0.6
Bahrain	1.8
Brazil	2.7
Chile	0.4
China	0.4
Colombia	5.7
Croatia	0.3
Dominican Republic	2.4
Ecuador	0.9
Egypt	2.7
Ghana	0.4
Guatemala	1.4
Hong Kong	2.7
Hungary	1.3
India	2.1
Indonesia	5.7
Ireland	0.3
Isle of Man	0.2
Ivory Coast	1.8
Jersey	1.2
Kazakhstan	2.2
Malaysia	0.6
Mexico	11.0
Mongolia	0.4
Netherlands	0.2
Nigeria	1.0
Oman	1.3
Pakistan	0.4
Panama	2.3
Paraguay	1.5
Peru	0.3
Philippines	1.8
Qatar	5.7
Romania	2.3
Russian Federation	0.3
Saudi Arabia	6.5
South Africa	2.6
Turkey	4.8
Ukraine	0.7
United Arab Emirates	3.8
United Kingdom	0.5
United States	7.3(a)
Venezuela	0.6
Virgin Islands	3.5
Total	100.0

(a)	Includes investments in Money Market Funds.
Country breakdown is based primarily on issuer’s place of organization/incorporation. Percentages indicated are based upon total investments, excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.

4	Columbia Emerging Markets Bond Fund | Semiannual Report 2023

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
September 1, 2022 — February 28, 2023
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,020.00	1,019.04	5.81	5.81	1.16
Advisor Class	1,000.00	1,000.00	1,022.40	1,020.28	4.56	4.56	0.91
Class C	1,000.00	1,000.00	1,016.30	1,015.32	9.55	9.54	1.91
Institutional Class	1,000.00	1,000.00	1,021.20	1,020.28	4.56	4.56	0.91
Institutional 2 Class	1,000.00	1,000.00	1,023.20	1,021.12	3.71	3.71	0.74
Institutional 3 Class	1,000.00	1,000.00	1,022.30	1,021.37	3.46	3.46	0.69
Class R	1,000.00	1,000.00	1,019.90	1,017.80	7.06	7.05	1.41
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
Columbia Emerging Markets Bond Fund | Semiannual Report 2023	5

Portfolio of Investments
February 28, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Corporate Bonds & Notes 13.4%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Brazil 0.6%
Hidrovias International Finance Sarl(a)
02/08/2031	4.950%	2,700,000	1,909,576
Colombia 0.8%
Millicom International Cellular SA(a)
01/15/2028	5.125%	1,215,000	1,072,583
03/25/2029	6.250%	1,260,000	1,146,600
03/25/2029	6.250%	180,000	163,800
Total			2,382,983
Guatemala 0.6%
Energuate Trust(a)
05/03/2027	5.875%	1,300,000	1,206,262
05/03/2027	5.875%	550,000	510,342
Total			1,716,604
Hong Kong 2.7%
Lenovo Group Ltd.(a)
04/24/2025	5.875%	3,500,000	3,486,281
07/27/2032	6.536%	2,736,000	2,673,532
Xiaomi Best Time International Ltd.(a)
07/14/2031	2.875%	2,100,000	1,596,036
Total			7,755,849
India 0.9%
Adani Electricity Mumbai Ltd.(a)
02/12/2030	3.949%	1,300,000	940,917
Adani Ports & Special Economic Zone Ltd.(a)
08/04/2027	4.200%	2,100,000	1,679,731
Total			2,620,648
Ireland 0.3%
Phosagro OAO Via Phosagro Bond Funding DAC(a)
09/16/2028	2.600%	1,532,000	941,820
Isle of Man 0.2%
AngloGold Ashanti Holdings PLC
10/01/2030	3.750%	565,000	481,912
Jersey 1.2%
Galaxy Pipeline Assets Bidco Ltd.(a)
03/31/2036	2.625%	1,780,000	1,411,826
09/30/2040	2.940%	2,576,769	2,034,347
Total			3,446,173
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Netherlands 0.2%
Mong Duong Finance Holdings BV(a)
05/07/2029	5.125%	570,000	490,669
Philippines 0.7%
SMC Global Power Holdings Corp.(a),(b)
12/31/2079	5.700%	2,600,000	2,189,281
Saudi Arabia 0.8%
Greensaif Pipelines Bidco Sarl(a)
02/23/2038	6.129%	2,200,000	2,207,123
Turkey 0.5%
Turk Telekomunikasyon AS(a)
02/28/2025	6.875%	1,650,000	1,555,157
United Kingdom 0.5%
Tullow Oil PLC(a)
03/01/2025	7.000%	2,200,000	1,381,515
Virgin Islands 3.4%
Gold Fields Orogen Holdings BVI Ltd.(a)
05/15/2029	6.125%	2,231,000	2,204,016
JGSH Philippines Ltd.(a)
07/09/2030	4.125%	6,100,000	5,567,978
Studio City Finance Ltd.(a)
01/15/2029	5.000%	2,900,000	2,232,135
Total			10,004,129
Total Corporate Bonds & Notes (Cost $43,407,723)			39,083,439

Foreign Government Obligations(c),(d) 77.4%

Angola 1.5%
Angolan Government International Bond(a)
11/26/2029	8.000%	3,600,000	3,259,191
05/08/2048	9.375%	1,300,000	1,109,025
Total			4,368,216
Argentina 1.9%
Argentine Republic Government International Bond(b)
07/09/2035	0.500%	18,700,000	5,321,042
07/09/2046	0.500%	610,000	177,329
Total			5,498,371
Azerbaijan 0.6%
Republic of Azerbaijan International Bond(a)
09/01/2032	3.500%	2,000,000	1,693,599
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Emerging Markets Bond Fund | Semiannual Report 2023

Portfolio of Investments  (continued)
February 28, 2023 (Unaudited)
Foreign Government Obligations(c),(d) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Bahrain 1.8%
Bahrain Government International Bond(a)
05/18/2034	5.625%		3,100,000	2,709,054
CBB International Sukuk Programme Co. WLL(a)
05/18/2029	3.875%		2,707,000	2,424,451
Total				5,133,505
Brazil 2.0%
Brazilian Government International Bond
05/30/2029	4.500%		1,200,000	1,106,429
06/12/2030	3.875%		4,097,000	3,535,723
01/27/2045	5.000%		1,600,000	1,230,168
Total				5,872,320
Chile 0.4%
Chile Government International Bond
01/25/2050	3.500%		1,500,000	1,084,628
China 0.4%
China Government Bond
11/21/2029	3.130%	CNY	100,000	14,723
State Grid Overseas Investment 2016 Ltd.(a)
05/04/2027	3.500%		1,250,000	1,192,166
Total				1,206,889
Colombia 4.7%
Colombia Government International Bond
01/30/2030	3.000%		6,600,000	4,989,586
04/15/2031	3.125%		5,675,000	4,130,167
04/22/2032	3.250%		1,652,000	1,174,262
Ecopetrol SA
04/29/2030	6.875%		3,942,000	3,515,227
Total				13,809,242
Croatia 0.3%
Croatia Government International Bond(a)
01/26/2024	6.000%		767,000	769,168
Dominican Republic 2.4%
Dominican Republic International Bond(a)
01/30/2030	4.500%		2,489,000	2,143,162
09/23/2032	4.875%		1,500,000	1,258,605
04/30/2044	7.450%		1,714,000	1,649,547
06/05/2049	6.400%		1,300,000	1,083,948
01/30/2060	5.875%		1,050,000	789,141
Total				6,924,403
Foreign Government Obligations(c),(d) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Ecuador 0.9%
Ecuador Government International Bond(a),(b)
07/31/2030	5.500%		3,600,000	1,765,178
07/31/2035	2.500%		630,416	224,360
07/31/2040	1.500%		1,899,850	595,528
Total				2,585,066
Egypt 2.7%
Egypt Government International Bond(a)
04/16/2030	5.625%	EUR	2,200,000	1,553,973
04/11/2031	6.375%	EUR	1,700,000	1,204,142
05/29/2032	7.625%		1,815,000	1,289,203
09/30/2033	7.300%		3,600,000	2,449,651
02/21/2048	7.903%		2,200,000	1,330,551
Total				7,827,520
Ghana 0.4%
Ghana Government International Bond(a),(e)
03/26/2051	0.000%		3,400,000	1,234,595
Guatemala 0.8%
Guatemala Government Bond(a)
10/07/2033	3.700%		792,000	651,998
06/01/2050	6.125%		1,650,000	1,566,244
Total				2,218,242
Hungary 1.2%
Hungary Government International Bond(a)
09/22/2031	2.125%		1,950,000	1,498,931
09/21/2051	3.125%		2,700,000	1,653,415
09/25/2052	6.750%		457,000	471,675
Total				3,624,021
India 1.2%
Export-Import Bank of India(a)
01/15/2030	3.250%		3,900,000	3,387,185
Indonesia 5.6%
Indonesia Government International Bond(a)
01/15/2045	5.125%		2,300,000	2,243,951
Indonesia Government International Bond
10/30/2049	3.700%		4,100,000	3,239,502
03/31/2052	4.300%		555,000	473,581
Indonesia Treasury Bond
04/15/2032	6.375%	IDR	50,550,000,000	3,216,794
Perusahaan Penerbit SBSN Indonesia III(a)
06/23/2025	2.300%		1,145,000	1,079,536
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara(a)
06/30/2050	4.000%		500,000	359,085

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Emerging Markets Bond Fund | Semiannual Report 2023	7

Portfolio of Investments  (continued)
February 28, 2023 (Unaudited)
Foreign Government Obligations(c),(d) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
PT Indonesia Asahan Aluminium Persero(a)
05/15/2030	5.450%		4,485,000	4,360,360
PT Perusahaan Listrik Negara(a)
07/17/2049	4.875%		1,500,000	1,214,405
Total				16,187,214
Ivory Coast 1.8%
Ivory Coast Government International Bond(a)
10/17/2031	5.875%	EUR	3,440,000	3,039,233
06/15/2033	6.125%		2,400,000	2,076,562
Total				5,115,795
Kazakhstan 2.1%
KazMunayGas National Co. JSC(a)
04/19/2027	4.750%		2,200,000	2,027,090
04/24/2030	5.375%		3,800,000	3,429,107
04/19/2047	5.750%		1,018,000	822,104
Total				6,278,301
Malaysia 0.6%
Petronas Capital Ltd.(a)
04/21/2030	3.500%		1,795,000	1,644,355
Mexico 10.8%
Comision Federal de Electricidad(a)
07/26/2033	3.875%		4,100,000	3,116,374
Mexican Bonos
05/31/2029	8.500%	MXN	61,500,000	3,211,786
Mexico Government International Bond
04/16/2030	3.250%		5,250,000	4,571,359
01/15/2047	4.350%		1,800,000	1,391,499
02/10/2048	4.600%		1,600,000	1,280,825
Petroleos Mexicanos
11/12/2026	7.470%	MXN	50,100,000	2,317,226
01/28/2031	5.950%		5,000,000	3,830,807
02/16/2032	6.700%		5,590,000	4,439,053
01/23/2045	6.375%		4,800,000	3,045,251
09/21/2047	6.750%		2,100,000	1,361,634
01/23/2050	7.690%		2,700,000	1,908,024
Petroleos Mexicanos(a)
02/07/2033	10.000%		898,000	864,530
Total				31,338,368
Mongolia 0.4%
Mongolia Government International Bond(a)
01/19/2028	8.650%		340,000	346,114
07/07/2031	4.450%		1,100,000	886,939
Total				1,233,053
Foreign Government Obligations(c),(d) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Nigeria 1.0%
Nigeria Government International Bond(a)
09/28/2028	6.125%	1,100,000	872,145
09/28/2033	7.375%	1,600,000	1,166,360
11/28/2047	7.625%	1,300,000	872,808
Total			2,911,313
Oman 1.2%
Oman Government International Bond(a)
01/25/2031	6.250%	1,339,000	1,354,739
01/17/2048	6.750%	2,400,000	2,302,666
Total			3,657,405
Pakistan 0.4%
Pakistan Government International Bond(a)
09/30/2025	8.250%	419,000	201,177
12/05/2027	6.875%	1,000,000	437,592
04/08/2031	7.375%	1,078,000	456,425
Total			1,095,194
Panama 2.2%
Panama Government International Bond
03/16/2025	3.750%	900,000	871,074
09/29/2032	2.252%	2,200,000	1,638,192
01/19/2033	3.298%	2,186,000	1,777,696
02/14/2035	6.400%	919,000	949,572
01/19/2063	4.500%	1,783,000	1,274,174
Total			6,510,708
Paraguay 1.5%
Paraguay Government International Bond(a)
08/11/2044	6.100%	3,700,000	3,498,010
03/30/2050	5.400%	925,000	776,128
Total			4,274,138
Peru 0.3%
Peruvian Government International Bond
01/15/2034	3.000%	1,089,000	858,476
Philippines 1.0%
Philippine Government International Bond
07/06/2046	3.200%	4,100,000	2,953,204
Qatar 5.5%
Ooredoo International Finance Ltd.(a)
04/08/2031	2.625%	1,063,000	914,879
Qatar Government International Bond(a)
04/23/2028	4.500%	700,000	695,499
03/14/2029	4.000%	4,700,000	4,556,971
04/16/2030	3.750%	3,100,000	2,951,154
04/23/2048	5.103%	2,350,000	2,329,880

The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Emerging Markets Bond Fund | Semiannual Report 2023

Portfolio of Investments  (continued)
February 28, 2023 (Unaudited)
Foreign Government Obligations(c),(d) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
03/14/2049	4.817%	2,550,000	2,434,899
Qatar Petroleum(a)
07/12/2031	2.250%	2,763,000	2,271,120
Total			16,154,402
Romania 2.2%
Romanian Government International Bond(a)
02/27/2027	3.000%	2,284,000	2,036,276
11/25/2027	5.250%	2,476,000	2,391,919
02/14/2051	4.000%	3,000,000	2,100,692
Total			6,528,887
Russian Federation 0.3%
Gazprom PJSC via Gaz Finance PLC(a)
02/25/2030	3.250%	1,383,000	935,900
Saudi Arabia 5.6%
Gaci First Investment Co.(a)
10/13/2032	5.250%	3,700,000	3,701,909
KSA Sukuk Ltd.(a)
10/29/2029	2.969%	1,400,000	1,261,668
Saudi Arabian Oil Co.(a)
11/24/2030	2.250%	3,200,000	2,630,466
Saudi Government International Bond(a)
07/18/2033	4.875%	1,596,000	1,573,522
01/21/2055	3.750%	3,950,000	2,984,644
01/21/2055	3.750%	2,200,000	1,662,333
02/02/2061	3.450%	3,500,000	2,426,852
Total			16,241,394
South Africa 2.5%
Eskom Holdings SOC Ltd.(a)
02/11/2025	7.125%	2,300,000	2,259,021
Republic of South Africa Government International Bond
09/30/2029	4.850%	1,400,000	1,236,544
09/30/2049	5.750%	4,200,000	3,074,771
04/20/2052	7.300%	1,000,000	865,362
Total			7,435,698
Turkey 4.2%
Turkey Government International Bond
04/14/2026	4.250%	1,350,000	1,174,927
03/25/2027	6.000%	2,000,000	1,785,171
02/17/2028	5.125%	4,900,000	4,143,535
04/26/2029	7.625%	2,400,000	2,201,572
01/19/2033	9.375%	2,340,000	2,265,916
05/30/2040	6.750%	760,000	588,099
Total			12,159,220
Foreign Government Obligations(c),(d) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ukraine 0.7%
Ukraine Government International Bond(a)
09/01/2028	7.750%	7,000,000	1,328,697
05/21/2031	6.876%	3,810,000	648,794
Total			1,977,491
United Arab Emirates 3.7%
Abu Dhabi Government International Bond(a)
09/30/2049	3.125%	2,500,000	1,810,851
04/16/2050	3.875%	385,000	318,812
Abu Dhabi Ports Co. PJSC(a)
05/06/2031	2.500%	1,800,000	1,486,208
DP World Crescent Ltd.(a)
09/26/2028	4.848%	1,450,000	1,427,667
DP World Ltd.(a)
09/25/2048	5.625%	500,000	484,710
DP World PLC(a)
07/02/2037	6.850%	3,600,000	4,001,948
MDGH GMTN (RSC), Ltd.(a)
04/28/2033	5.500%	1,292,000	1,342,883
Total			10,873,079
Venezuela 0.6%
Petroleos de Venezuela SA(a),(e)
05/16/2024	0.000%	22,627,059	928,286
Venezuela Government International Bond(a),(e)
10/13/2024	0.000%	7,500,000	797,194
Total			1,725,480
Total Foreign Government Obligations (Cost $292,136,147)			225,326,045

Money Market Funds 7.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.748%(f),(g)	20,875,332	20,866,982
Total Money Market Funds (Cost $20,866,989)		20,866,982
Total Investments in Securities (Cost $356,410,859)		285,276,466
Other Assets & Liabilities, Net		5,974,835
Net Assets		$291,251,301

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Emerging Markets Bond Fund | Semiannual Report 2023	9

Portfolio of Investments  (continued)
February 28, 2023 (Unaudited)
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
120,000 EUR	128,942 USD	Citi	03/28/2023	1,807	—
546,974 EUR	587,645 USD	Goldman Sachs International	03/28/2023	8,148	—
108,000,000 MXN	5,775,202 USD	Goldman Sachs International	03/28/2023	—	(96,828)
5,556,086 EUR	5,969,514 USD	UBS	03/28/2023	83,067	—
Total				93,022	(96,828)
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At February 28, 2023, the total value of these securities amounted to $175,702,662, which represents 60.33% of total net assets.
(b)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of February 28, 2023.
(c)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(d)	Principal and interest may not be guaranteed by a governmental entity.
(e)	Represents a security in default.
(f)	The rate shown is the seven-day current annualized yield at February 28, 2023.
(g)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended February 28, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.748%
	38,514,208	23,970,398	(41,618,649)	1,025	20,866,982	4,314	602,992	20,875,332
Currency Legend
CNY	China Yuan Renminbi
EUR	Euro
IDR	Indonesian Rupiah
MXN	Mexican Peso
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Emerging Markets Bond Fund | Semiannual Report 2023

Portfolio of Investments  (continued)
February 28, 2023 (Unaudited)
Fair value measurements  (continued)
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at February 28, 2023:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Corporate Bonds & Notes	—	39,083,439	—	39,083,439
Foreign Government Obligations	—	225,326,045	—	225,326,045
Money Market Funds	20,866,982	—	—	20,866,982
Total Investments in Securities	20,866,982	264,409,484	—	285,276,466
Investments in Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	93,022	—	93,022
Liability
Forward Foreign Currency Exchange Contracts	—	(96,828)	—	(96,828)
Total	20,866,982	264,405,678	—	285,272,660
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Emerging Markets Bond Fund | Semiannual Report 2023	11

Statement of Assets and Liabilities
February 28, 2023 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $335,543,870)	$264,409,484
Affiliated issuers (cost $20,866,989)	20,866,982
Cash	70,101
Foreign currency (cost $248,229)	245,869
Unrealized appreciation on forward foreign currency exchange contracts	93,022
Receivable for:
Capital shares sold	3,154,206
Dividends	78,185
Interest	3,753,465
Foreign tax reclaims	11,606
Prepaid expenses	6,698
Other assets	33,360
Total assets	292,722,978
Liabilities
Unrealized depreciation on forward foreign currency exchange contracts	96,828
Payable for:
Capital shares purchased	1,240,372
Management services fees	4,749
Distribution and/or service fees	432
Transfer agent fees	25,124
Compensation of board members	78,574
Compensation of chief compliance officer	27
Other expenses	25,571
Total liabilities	1,471,677
Net assets applicable to outstanding capital stock	$291,251,301
Represented by
Paid in capital	409,709,946
Total distributable earnings (loss)	(118,458,645)
Total - representing net assets applicable to outstanding capital stock	$291,251,301
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Emerging Markets Bond Fund | Semiannual Report 2023

Statement of Assets and Liabilities  (continued)
February 28, 2023 (Unaudited)
Class A
Net assets	$27,953,561
Shares outstanding	3,123,617
Net asset value per share	$8.95
Maximum sales charge	4.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$9.40
Advisor Class
Net assets	$1,233,472
Shares outstanding	137,559
Net asset value per share	$8.97
Class C
Net assets	$1,573,566
Shares outstanding	177,156
Net asset value per share	$8.88
Institutional Class
Net assets	$39,002,374
Shares outstanding	4,353,097
Net asset value per share	$8.96
Institutional 2 Class
Net assets	$39,943,717
Shares outstanding	4,459,085
Net asset value per share	$8.96
Institutional 3 Class
Net assets	$167,163,276
Shares outstanding	18,653,834
Net asset value per share	$8.96
Class R
Net assets	$14,381,335
Shares outstanding	1,607,635
Net asset value per share	$8.95
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Emerging Markets Bond Fund | Semiannual Report 2023	13

Statement of Operations
Six Months Ended February 28, 2023 (Unaudited)
Net investment income
Income:
Dividends — affiliated issuers	$602,992
Interest	7,896,902
Interfund lending	922
Foreign taxes withheld	(11,435)
Total income	8,489,381
Expenses:
Management services fees	861,689
Distribution and/or service fees
Class A	35,403
Class C	8,109
Class R	36,143
Transfer agent fees
Class A	32,036
Advisor Class	1,573
Class C	1,834
Institutional Class	43,815
Institutional 2 Class	11,871
Institutional 3 Class	5,823
Class R	16,357
Compensation of board members	12,148
Custodian fees	12,700
Printing and postage fees	12,727
Registration fees	54,305
Audit fees	15,880
Legal fees	8,133
Compensation of chief compliance officer	27
Other	7,625
Total expenses	1,178,198
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(758)
Fees waived by transfer agent
Institutional 2 Class	(1,673)
Total net expenses	1,175,767
Net investment income	7,313,614
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(8,081,125)
Investments — affiliated issuers	4,314
Foreign currency translations	8,937
Forward foreign currency exchange contracts	(944,938)
Net realized loss	(9,012,812)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	7,729,522
Investments — affiliated issuers	1,025
Foreign currency translations	26,726
Forward foreign currency exchange contracts	31,069
Net change in unrealized appreciation (depreciation)	7,788,342
Net realized and unrealized loss	(1,224,470)
Net increase in net assets resulting from operations	$6,089,144
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Emerging Markets Bond Fund | Semiannual Report 2023

Statement of Changes in Net Assets
	Six Months Ended February 28, 2023 (Unaudited)	Year Ended August 31, 2022
Operations
Net investment income	$7,313,614	$13,436,396
Net realized loss	(9,012,812)	(9,246,253)
Net change in unrealized appreciation (depreciation)	7,788,342	(77,828,822)
Net increase (decrease) in net assets resulting from operations	6,089,144	(73,638,679)
Distributions to shareholders
Net investment income and net realized gains
Class A	(719,149)	(1,326,434)
Advisor Class	(36,484)	(94,669)
Class C	(34,728)	(84,422)
Institutional Class	(1,029,769)	(1,881,366)
Institutional 2 Class	(1,046,772)	(1,860,774)
Institutional 3 Class	(4,565,772)	(7,168,624)
Class R	(349,112)	(617,895)
Total distributions to shareholders	(7,781,786)	(13,034,184)
Increase (decrease) in net assets from capital stock activity	(8,061,963)	26,080,715
Total decrease in net assets	(9,754,605)	(60,592,148)
Net assets at beginning of period	301,005,906	361,598,054
Net assets at end of period	$291,251,301	$301,005,906
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Emerging Markets Bond Fund | Semiannual Report 2023	15

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	February 28, 2023 (Unaudited)		August 31, 2022
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions	523,704	4,566,187	656,294	6,426,256
Distributions reinvested	78,739	693,551	124,289	1,274,044
Redemptions	(855,209)	(7,511,669)	(1,194,245)	(11,877,927)
Net decrease	(252,766)	(2,251,931)	(413,662)	(4,177,627)
Advisor Class
Subscriptions	7,394	65,915	28,096	302,300
Distributions reinvested	4,145	36,484	9,167	94,669
Redemptions	(67,653)	(587,551)	(117,546)	(1,204,654)
Net decrease	(56,114)	(485,152)	(80,283)	(807,685)
Class C
Subscriptions	18,298	163,586	7,772	75,381
Distributions reinvested	3,972	34,728	8,156	84,422
Redemptions	(48,327)	(418,880)	(192,022)	(1,954,058)
Net decrease	(26,057)	(220,566)	(176,094)	(1,794,255)
Institutional Class
Subscriptions	578,222	5,166,029	2,789,462	30,371,586
Distributions reinvested	115,983	1,022,781	183,527	1,868,569
Redemptions	(939,780)	(8,315,272)	(2,247,081)	(22,507,461)
Net increase (decrease)	(245,575)	(2,126,462)	725,908	9,732,694
Institutional 2 Class
Subscriptions	523,888	4,671,040	1,162,439	11,724,986
Distributions reinvested	118,644	1,045,862	181,616	1,859,313
Redemptions	(735,947)	(6,472,059)	(1,418,767)	(14,025,890)
Net decrease	(93,415)	(755,157)	(74,712)	(441,591)
Institutional 3 Class
Subscriptions	287,751	2,560,041	2,690,582	27,564,102
Distributions reinvested	517,266	4,565,533	704,745	7,168,606
Redemptions	(921,166)	(8,216,030)	(1,014,916)	(10,086,443)
Net increase (decrease)	(116,149)	(1,090,456)	2,380,411	24,646,265
Class R
Subscriptions	28,936	261,032	111,185	1,194,470
Distributions reinvested	39,636	349,087	60,171	615,880
Redemptions	(197,895)	(1,742,358)	(283,526)	(2,887,436)
Net decrease	(129,323)	(1,132,239)	(112,170)	(1,077,086)
Total net increase (decrease)	(919,399)	(8,061,963)	2,249,398	26,080,715
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Emerging Markets Bond Fund | Semiannual Report 2023

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Columbia Emerging Markets Bond Fund | Semiannual Report 2023	17

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Total distributions to shareholders
Class A
Six Months Ended 2/28/2023 (Unaudited)	$9.00	0.21	(0.04)	0.17	(0.22)	(0.22)
Year Ended 8/31/2022	$11.59	0.37	(2.59)	(2.22)	(0.37)	(0.37)
Year Ended 8/31/2021	$11.31	0.40	0.20	0.60	(0.32)	(0.32)
Year Ended 8/31/2020	$11.29	0.45	(0.08)	0.37	(0.35)	(0.35)
Year Ended 8/31/2019	$10.74	0.59	0.39	0.98	(0.43)	(0.43)
Year Ended 8/31/2018	$12.09	0.62	(1.31)	(0.69)	(0.66)	(0.66)
Advisor Class
Six Months Ended 2/28/2023 (Unaudited)	$9.01	0.22	(0.02)	0.20	(0.24)	(0.24)
Year Ended 8/31/2022	$11.61	0.40	(2.61)	(2.21)	(0.39)	(0.39)
Year Ended 8/31/2021	$11.33	0.43	0.20	0.63	(0.35)	(0.35)
Year Ended 8/31/2020	$11.31	0.51	(0.11)	0.40	(0.38)	(0.38)
Year Ended 8/31/2019	$10.75	0.61	0.41	1.02	(0.46)	(0.46)
Year Ended 8/31/2018	$12.11	0.65	(1.32)	(0.67)	(0.69)	(0.69)
Class C
Six Months Ended 2/28/2023 (Unaudited)	$8.93	0.17	(0.03)	0.14	(0.19)	(0.19)
Year Ended 8/31/2022	$11.51	0.30	(2.59)	(2.29)	(0.29)	(0.29)
Year Ended 8/31/2021	$11.23	0.31	0.21	0.52	(0.24)	(0.24)
Year Ended 8/31/2020	$11.22	0.37	(0.09)	0.28	(0.27)	(0.27)
Year Ended 8/31/2019	$10.67	0.51	0.39	0.90	(0.35)	(0.35)
Year Ended 8/31/2018	$12.01	0.53	(1.29)	(0.76)	(0.58)	(0.58)
Institutional Class
Six Months Ended 2/28/2023 (Unaudited)	$9.01	0.22	(0.03)	0.19	(0.24)	(0.24)
Year Ended 8/31/2022	$11.60	0.40	(2.60)	(2.20)	(0.39)	(0.39)
Year Ended 8/31/2021	$11.32	0.43	0.20	0.63	(0.35)	(0.35)
Year Ended 8/31/2020	$11.30	0.49	(0.09)	0.40	(0.38)	(0.38)
Year Ended 8/31/2019	$10.75	0.62	0.39	1.01	(0.46)	(0.46)
Year Ended 8/31/2018	$12.10	0.65	(1.31)	(0.66)	(0.69)	(0.69)
Institutional 2 Class
Six Months Ended 2/28/2023 (Unaudited)	$9.00	0.23	(0.03)	0.20	(0.24)	(0.24)
Year Ended 8/31/2022	$11.60	0.41	(2.61)	(2.20)	(0.40)	(0.40)
Year Ended 8/31/2021	$11.31	0.44	0.22	0.66	(0.37)	(0.37)
Year Ended 8/31/2020	$11.30	0.49	(0.09)	0.40	(0.39)	(0.39)
Year Ended 8/31/2019	$10.74	0.63	0.40	1.03	(0.47)	(0.47)
Year Ended 8/31/2018	$12.10	0.65	(1.30)	(0.65)	(0.71)	(0.71)
The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia Emerging Markets Bond Fund | Semiannual Report 2023

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 2/28/2023 (Unaudited)	$8.95	2.00%	1.16%(c)	1.16%(c)	4.75%(c)	9%	$27,954
Year Ended 8/31/2022	$9.00	(19.53%)	1.12%	1.12%	3.65%	28%	$30,371
Year Ended 8/31/2021	$11.59	5.42%	1.12%	1.12%(d)	3.49%	56%	$43,920
Year Ended 8/31/2020	$11.31	3.40%	1.11%(e)	1.11%(e)	4.13%	175%	$46,632
Year Ended 8/31/2019	$11.29	9.33%	1.11%(e)	1.11%(e)	5.40%	106%	$54,778
Year Ended 8/31/2018	$10.74	(5.97%)	1.13%	1.13%	5.33%	64%	$61,421
Advisor Class
Six Months Ended 2/28/2023 (Unaudited)	$8.97	2.24%	0.91%(c)	0.91%(c)	4.99%(c)	9%	$1,233
Year Ended 8/31/2022	$9.01	(19.38%)	0.87%	0.87%	3.88%	28%	$1,745
Year Ended 8/31/2021	$11.61	5.67%	0.87%	0.87%(d)	3.75%	56%	$3,180
Year Ended 8/31/2020	$11.33	3.65%	0.85%(e)	0.85%(e)	4.51%	175%	$4,799
Year Ended 8/31/2019	$11.31	9.69%	0.86%(e)	0.86%(e)	5.51%	106%	$20,141
Year Ended 8/31/2018	$10.75	(5.80%)	0.88%	0.88%	5.60%	64%	$8,734
Class C
Six Months Ended 2/28/2023 (Unaudited)	$8.88	1.63%	1.91%(c)	1.91%(c)	4.00%(c)	9%	$1,574
Year Ended 8/31/2022	$8.93	(20.19%)	1.87%	1.87%	2.86%	28%	$1,815
Year Ended 8/31/2021	$11.51	4.66%	1.87%	1.87%(d)	2.76%	56%	$4,365
Year Ended 8/31/2020	$11.23	2.55%	1.86%(e)	1.86%(e)	3.39%	175%	$8,881
Year Ended 8/31/2019	$11.22	8.57%	1.86%(e)	1.86%(e)	4.66%	106%	$13,374
Year Ended 8/31/2018	$10.67	(6.63%)	1.88%	1.88%	4.57%	64%	$16,550
Institutional Class
Six Months Ended 2/28/2023 (Unaudited)	$8.96	2.12%	0.91%(c)	0.91%(c)	5.00%(c)	9%	$39,002
Year Ended 8/31/2022	$9.01	(19.31%)	0.87%	0.87%	3.91%	28%	$41,413
Year Ended 8/31/2021	$11.60	5.67%	0.87%	0.87%(d)	3.75%	56%	$44,921
Year Ended 8/31/2020	$11.32	3.66%	0.86%(e)	0.86%(e)	4.40%	175%	$51,668
Year Ended 8/31/2019	$11.30	9.60%	0.86%(e)	0.86%(e)	5.65%	106%	$71,443
Year Ended 8/31/2018	$10.75	(5.72%)	0.88%	0.88%	5.57%	64%	$81,762
Institutional 2 Class
Six Months Ended 2/28/2023 (Unaudited)	$8.96	2.32%	0.75%(c)	0.74%(c)	5.17%(c)	9%	$39,944
Year Ended 8/31/2022	$9.00	(19.29%)	0.73%	0.73%	4.05%	28%	$40,987
Year Ended 8/31/2021	$11.60	5.90%	0.75%	0.75%	3.86%	56%	$53,660
Year Ended 8/31/2020	$11.31	3.69%	0.73%(e)	0.73%(e)	4.44%	175%	$42,699
Year Ended 8/31/2019	$11.30	9.83%	0.75%(e)	0.75%(e)	5.75%	106%	$35,131
Year Ended 8/31/2018	$10.74	(5.68%)	0.75%	0.74%	5.60%	64%	$36,419
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Emerging Markets Bond Fund | Semiannual Report 2023	19

Financial Highlights  (continued)
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Total distributions to shareholders
Institutional 3 Class
Six Months Ended 2/28/2023 (Unaudited)	$9.01	0.23	(0.04)	0.19	(0.24)	(0.24)
Year Ended 8/31/2022	$11.60	0.42	(2.60)	(2.18)	(0.41)	(0.41)
Year Ended 8/31/2021	$11.32	0.45	0.20	0.65	(0.37)	(0.37)
Year Ended 8/31/2020	$11.30	0.50	(0.09)	0.41	(0.39)	(0.39)
Year Ended 8/31/2019	$10.75	0.64	0.39	1.03	(0.48)	(0.48)
Year Ended 8/31/2018	$12.10	0.66	(1.30)	(0.64)	(0.71)	(0.71)
Class R
Six Months Ended 2/28/2023 (Unaudited)	$8.99	0.20	(0.03)	0.17	(0.21)	(0.21)
Year Ended 8/31/2022	$11.58	0.35	(2.60)	(2.25)	(0.34)	(0.34)
Year Ended 8/31/2021	$11.30	0.37	0.20	0.57	(0.29)	(0.29)
Year Ended 8/31/2020	$11.29	0.42	(0.09)	0.33	(0.32)	(0.32)
Year Ended 8/31/2019	$10.73	0.56	0.40	0.96	(0.40)	(0.40)
Year Ended 8/31/2018	$12.08	0.59	(1.31)	(0.72)	(0.63)	(0.63)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	The benefits derived from expense reductions had an impact of less than 0.01%.
(e)	Ratios include interest on collateral expense which is less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.
20	Columbia Emerging Markets Bond Fund | Semiannual Report 2023

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Six Months Ended 2/28/2023 (Unaudited)	$8.96	2.23%	0.69%(c)	0.69%(c)	5.22%(c)	9%	$167,163
Year Ended 8/31/2022	$9.01	(19.16%)	0.68%	0.68%	4.11%	28%	$169,057
Year Ended 8/31/2021	$11.60	5.86%	0.69%	0.69%	3.92%	56%	$190,133
Year Ended 8/31/2020	$11.32	3.83%	0.68%(e)	0.68%(e)	4.53%	175%	$184,834
Year Ended 8/31/2019	$11.30	9.79%	0.69%(e)	0.69%(e)	5.83%	106%	$182,472
Year Ended 8/31/2018	$10.75	(5.54%)	0.70%	0.69%	5.72%	64%	$202,999
Class R
Six Months Ended 2/28/2023 (Unaudited)	$8.95	1.99%	1.41%(c)	1.41%(c)	4.50%(c)	9%	$14,381
Year Ended 8/31/2022	$8.99	(19.75%)	1.37%	1.37%	3.40%	28%	$15,618
Year Ended 8/31/2021	$11.58	5.15%	1.37%	1.37%(d)	3.25%	56%	$21,419
Year Ended 8/31/2020	$11.30	3.05%	1.36%(e)	1.36%(e)	3.87%	175%	$21,748
Year Ended 8/31/2019	$11.29	9.16%	1.36%(e)	1.36%(e)	5.15%	106%	$24,620
Year Ended 8/31/2018	$10.73	(6.20%)	1.38%	1.38%	5.07%	64%	$27,218
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Emerging Markets Bond Fund | Semiannual Report 2023	21

Notes to Financial Statements
February 28, 2023 (Unaudited)
Note 1. Organization
Columbia Emerging Markets Bond Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a non-diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Class C shares automatically convert to Class A shares after 8 years. Advisor Class, Institutional Class, Institutional 2 Class, Institutional 3 Class and Class R shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Debt securities generally are valued based on prices obtained from pricing services, which are intended to reflect market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
22	Columbia Emerging Markets Bond Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
February 28, 2023 (Unaudited)
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, failure of the clearinghouse or CCP may pose additional counterparty credit risk. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is remedied by the CCP or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA
Columbia Emerging Markets Bond Fund | Semiannual Report 2023	23

Notes to Financial Statements  (continued)
February 28, 2023 (Unaudited)
Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker or receive interest income on cash collateral pledged to the broker. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Forward foreign currency exchange contracts
Forward foreign currency exchange contracts are over-the-counter agreements between two parties to buy and sell a currency at a set price on a future date. The Fund utilized forward foreign currency exchange contracts to hedge the currency exposure associated with some or all of the Fund’s securities and to shift foreign currency exposure back to U.S. dollars. These instruments may be used for other purposes in future periods.
The values of forward foreign currency exchange contracts fluctuate daily with changes in foreign currency exchange rates. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the forward foreign currency exchange contract is closed or expires. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without delivery of foreign currency.
The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund’s portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
24	Columbia Emerging Markets Bond Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
February 28, 2023 (Unaudited)
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at February 28, 2023:
	Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Foreign exchange risk	Unrealized appreciation on forward foreign currency exchange contracts	93,022

	Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Foreign exchange risk	Unrealized depreciation on forward foreign currency exchange contracts	96,828
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended February 28, 2023:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)
Foreign exchange risk	(944,938)

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)
Foreign exchange risk	31,069
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended February 28, 2023:
Derivative instrument	Average unrealized appreciation ($)*	Average unrealized depreciation ($)*
Forward foreign currency exchange contracts	46,511	(183,303)

*	Based on the ending quarterly outstanding amounts for the six months ended February 28, 2023.
Columbia Emerging Markets Bond Fund | Semiannual Report 2023	25

Notes to Financial Statements  (continued)
February 28, 2023 (Unaudited)
Offsetting of assets and liabilities
The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of February 28, 2023:
	Citi ($)	Goldman Sachs International ($)	UBS ($)	Total ($)
Assets
Forward foreign currency exchange contracts	1,807	8,148	83,067	93,022
Liabilities
Forward foreign currency exchange contracts	-	96,828	-	96,828
Total financial and derivative net assets	1,807	(88,680)	83,067	(3,806)
Total collateral received (pledged) (a)	-	-	-	-
Net amount (b)	1,807	(88,680)	83,067	(3,806)

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Represents the net amount due from/(to) counterparties in the event of default.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. The Fund may also adjust accrual rates when it becomes probable the full interest will not be collected and a partial payment will be received. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Dividend income is recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
26	Columbia Emerging Markets Bond Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
February 28, 2023 (Unaudited)
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncement
Tailored Shareholder Reports
In October 2022, the Securities and Exchange Commission (SEC) adopted a final rule relating to Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements. The rule and form amendments will, among other things, require the Fund to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendment.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.60% to 0.393% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended February 28, 2023 was 0.600% of the Fund’s average daily net assets.
Participating Affiliates
The Investment Manager and its investment advisory affiliates (Participating Affiliates) around the world may coordinate in providing services to their clients. From time to time the Investment Manager (or any affiliated investment subadviser to the Fund, as the case may be) may engage its Participating Affiliates to provide a variety of services such as investment research, investment monitoring, trading and discretionary investment management (including portfolio management) to certain accounts managed by the Investment Manager, including the Fund. These Participating Affiliates provide services to the Investment Manager (or any affiliated investment subadviser to the Fund, as the case may be) either pursuant to subadvisory agreements, personnel-sharing agreements or other inter-company arrangements, and the Fund pays no additional fees and expenses as a result of any such arrangements.
Columbia Emerging Markets Bond Fund | Semiannual Report 2023	27

Notes to Financial Statements  (continued)
February 28, 2023 (Unaudited)
These Participating Affiliates, like the Investment Manager, are direct or indirect subsidiaries of Ameriprise Financial and are registered, as appropriate, with respective regulators in their home jurisdictions and, where required, the Securities and Exchange Commission and the Commodity Futures Trading Commission in the United States.
Pursuant to some of these arrangements, certain employees of these Participating Affiliates may serve as "associated persons" of the Investment Manager and, in this capacity, subject to the oversight and supervision of the Investment Manager and consistent with the investment objectives, policies and limitations set forth in the Fund’s prospectus and Statement of Additional Information (SAI), may provide such services to the Fund on behalf of the Investment Manager.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. Prior to January 1, 2023, SS&C GIDS was known as DST Asset Manager Solutions, Inc. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class. In addition, prior to January 1, 2023, Institutional 2 Class shares were subject to a contractual transfer agency fee annual limitation of not more than 0.05% of the average daily net assets attributable to that share class.
28	Columbia Emerging Markets Bond Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
February 28, 2023 (Unaudited)
For the six months ended February 28, 2023, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.23
Advisor Class	0.23
Class C	0.23
Institutional Class	0.23
Institutional 2 Class	0.05
Institutional 3 Class	0.01
Class R	0.23
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended February 28, 2023, no minimum account balance fees were charged by the Fund.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at the maximum annual rates of up to 0.25%, 1.00% and 0.50% of the Fund’s average daily net assets attributable to Class A, Class C and Class R shares, respectively. For Class C shares, of the 1.00% fee, up to 0.75% can be reimbursed for distribution expenses and up to an additional 0.25% can be reimbursed for shareholder servicing expenses. For Class R shares, of the 0.50% fee, up to 0.25% can be reimbursed for shareholder servicing expenses.
The amount of distribution and shareholder services expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $311,000 for Class C shares. This amount is based on the most recent information available as of December 31, 2022, and may be recovered from future payments under the distribution plan or contingent deferred sales charges (CDSCs). To the extent the unreimbursed expense has been fully recovered, the distribution and/or shareholder services fee is reduced.
Sales charges
Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares for the six months ended February 28, 2023, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	4.75	0.50 - 1.00(a)	2,313
Class C	—	1.00(b)	0

(a)	This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.
(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.
Columbia Emerging Markets Bond Fund | Semiannual Report 2023	29

Notes to Financial Statements  (continued)
February 28, 2023 (Unaudited)
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	January 1, 2023 through December 31, 2023	Prior to January 1, 2023
Class A	1.16%	1.16%
Advisor Class	0.91	0.91
Class C	1.91	1.91
Institutional Class	0.91	0.91
Institutional 2 Class	0.77	0.77
Institutional 3 Class	0.72	0.73
Class R	1.41	1.41
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Reflected in the contractual cap commitment, prior to January 1, 2023, is the Transfer Agent’s contractual agreement to limit total transfer agency fees to an annual rate of not more than 0.05% for Institutional 2 Class of the average daily net assets attributable to that share class. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At February 28, 2023, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized (depreciation) ($)
356,411,000	1,170,000	(72,308,000)	(71,138,000)
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at August 31, 2022, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code.
No expiration short-term ($)	No expiration long-term ($)	Total ($)
(10,670,644)	(26,320,407)	(36,991,051)
30	Columbia Emerging Markets Bond Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
February 28, 2023 (Unaudited)
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $28,219,045 and $22,917,572, respectively, for the six months ended February 28, 2023. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the six months ended February 28, 2023 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Lender	2,333,333	4.42	3
Interest income earned by the Fund is recorded as Interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at February 28, 2023.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 27, 2022 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $950 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 27, 2022 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate
Columbia Emerging Markets Bond Fund | Semiannual Report 2023	31

Notes to Financial Statements  (continued)
February 28, 2023 (Unaudited)
of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.11448% and (iii) the overnight bank funding rate, plus in each case, 1.00%.
The Fund had no borrowings during the six months ended February 28, 2023.
Note 9. Significant risks
Credit risk
Credit risk is the risk that the value of debt instruments in the Fund’s portfolio may decline because the issuer defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies assign credit ratings to certain debt instruments to indicate their credit risk. Lower-rated or unrated debt instruments held by the Fund may present increased credit risk as compared to higher-rated debt instruments.
Derivatives risk
Losses involving derivative instruments may be substantial, because a relatively small movement in the underlying reference (which is generally the price, rate or other economic indicator associated with a security(ies), commodity, currency, index or other instrument or asset) may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivatives will typically increase the Fund’s exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty risk, hedging risk, leverage risk, liquidity risk and pricing risk.
Foreign securities and emerging market countries risk
Investing in foreign securities may involve heightened risks relative to investments in U.S. securities. Investing in foreign securities subjects the Fund to the risks associated with the issuer’s country of organization and places of business operations, including risks associated with political, regulatory, economic, social, diplomatic and other conditions or events occurring in the country or region, which may result in significant market volatility. In addition, certain foreign securities may be more volatile and less liquid than U.S. securities. Investing in emerging markets may increase these risks and expose the Fund to elevated risks associated with increased inflation, deflation or currency devaluation. To the extent that the Fund concentrates its investment exposure to any one or a few specific countries, the Fund will be particularly susceptible to the risks associated with the conditions, events or other factors impacting those countries or regions and may, therefore, have a greater risk than that of a fund that is more geographically diversified. The financial information and disclosure made available by issuers of emerging market securities may be considerably less reliable than publicly available information about other foreign securities. The Public Company Accounting Oversight Board, which regulates auditors of U.S. public companies, is unable to inspect audit work papers in certain foreign countries. Investors in foreign countries often have limited rights and few practical remedies to pursue shareholder claims, including class actions or fraud claims, and the ability of the U.S. Securities and Exchange Commission, the U.S. Department of Justice and other authorities to bring and enforce actions against foreign issuers or foreign persons is limited.
Geographic focus risk
The Fund may be particularly susceptible to risks related to economic, political, regulatory or other events or conditions affecting issuers and countries within the specific geographic regions in which the Fund invests. The Fund’s net asset value may be more volatile than the net asset value of a more geographically diversified fund.
Latin America Region. The Fund is particularly susceptible to risks related to economic, political, regulatory, legal, social or other events or conditions affecting issuers in, or those that have investment exposure to, the Latin America region. These include risks of elevated and volatile interest, inflation and unemployment rates. Currency devaluations, exchange rate volatility and relatively high dependence upon commodities and international trade may also present additional risks for the Fund. Latin American economies may be susceptible to adverse government regulatory and economic intervention and
32	Columbia Emerging Markets Bond Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
February 28, 2023 (Unaudited)
controls, limitations in the ability to repatriate investment income, capital or the proceeds of the sale of securities, inadequate investor protections, less developed custody, settlement, regulatory, accounting, auditing and financial standards, unfavorable changes in laws or regulations, natural disasters, corruption and military activity.
Middle East and North Africa Region. The Fund is particularly susceptible to risks related to economic, political, regulatory, legal, social or other events or conditions affecting issuers in, or those that have investment exposure to, the Middle East and North Africa region. These include the risk of local and regional conflicts including terrorist activity, religious, ethnic and/or socio-economic unrest, acts of war or other conflicts in the region and elevated risks of volatile interest rates, excessive inflation and unemployment rates. Currency devaluations, exchange rate volatility and relatively high dependence upon commodities and international trade may also present additional risks for the Fund. Middle East and North Africa economies may be susceptible to adverse government regulatory and economic intervention and controls, limitations in the ability to repatriate investment income, capital or the proceeds of the sale of securities, inadequate investor protections, less developed custody, settlement, regulatory, accounting, auditing and financial standards, unfavorable changes in laws or regulations, natural disasters, corruption and military activity.
High-yield investments risk
Securities and other debt instruments held by the Fund that are rated below investment grade (commonly called "high-yield" or "junk" bonds) and unrated debt instruments of comparable quality expose the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade debt instruments. In addition, these investments have greater price fluctuations, are less liquid and are more likely to experience a default than higher-rated debt instruments. High-yield debt instruments are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Higher periods of inflation could lead such authorities to raise interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation.
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events
Columbia Emerging Markets Bond Fund | Semiannual Report 2023	33

Notes to Financial Statements  (continued)
February 28, 2023 (Unaudited)
such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The large-scale invasion of Ukraine by Russia in February 2022 has resulted in sanctions and market disruptions, including declines in regional and global stock markets, unusual volatility in global commodity markets and significant devaluations of Russian currency. The extent and duration of the military action are impossible to predict but could be significant. Market disruption caused by the Russian military action, and any counter-measures or responses thereto (including international sanctions, a downgrade in the country’s credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could have severe adverse impacts on regional and/or global securities and commodities markets, including markets for oil and natural gas. These impacts may include reduced market liquidity, distress in credit markets, further disruption of global supply chains, increased risk of inflation, and limited access to investments in certain international markets and/or issuers. These developments and other related events could negatively impact Fund performance.
Non-diversification risk
A non-diversified fund is permitted to invest a greater percentage of its total assets in fewer issuers than a diversified fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund’s value will likely be more volatile than the value of a more diversified fund.
Shareholder concentration risk
At February 28, 2023, one unaffiliated shareholder of record owned 10.6% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Affiliated shareholders of record owned 62.8% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could
34	Columbia Emerging Markets Bond Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
February 28, 2023 (Unaudited)
result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provides services to the Fund.
Columbia Emerging Markets Bond Fund | Semiannual Report 2023	35

Columbia Emerging Markets Bond Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2023 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR141_08_N01_(04/23)

Semiannual Report
February 28, 2023 (Unaudited)
Columbia Ultra Short Duration Municipal Bond Fund
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

If you elect to receive the shareholder report for Columbia Ultra Short Duration Municipal Bond Fund (the Fund) in paper, mailed to you, the Fund mails one shareholder report to each shareholder address, unless such shareholder elects to receive shareholder reports from the Fund electronically via e-mail or by having a paper notice mailed to you (Postcard Notice) that your Fund’s shareholder report is available at the Columbia funds’ website (columbiathreadneedleus.com/investor/). If you would like more than one report in paper to be mailed to you, or would like to elect to receive reports via e-mail or access them through Postcard Notice, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, is available on columbiathreadneedleus.com/investor/ or can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
290 Congress Street
Boston, MA 02210
Fund distributor
Columbia Management Investment Distributors, Inc.
290 Congress Street
Boston, MA 02210
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Ultra Short Duration Municipal Bond Fund  |  Semiannual Report 2023

Fund at a Glance
(Unaudited)
Investment Objective
The Fund seeks to provide shareholders with current income exempt from U.S. federal income tax, consistent with preservation of capital.
Portfolio management
Douglas Rangel, CFA
Lead Portfolio Manager
Managed Fund since June 2022
Catherine Stienstra
Portfolio Manager
Managed Fund since January 2022
Average annual total returns (%) (for the period ended February 28, 2023)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A*	05/27/14	0.71	0.45	0.76	0.67
Advisor Class	09/30/09	0.79	0.60	0.99	0.91
Institutional Class*	01/26/22	0.78	0.60	0.99	0.91
Institutional 3 Class*	01/26/22	0.83	1.26	1.12	0.97
Bloomberg 1 Year Municipal Bond Index		0.35	-0.36	0.92	0.81
The Fund’s performance prior to January 21, 2022 reflects returns achieved by BMO Ultra Short Tax-Free Fund (the Predecessor Fund), a series of BMO Funds, Inc. The Predecessor Fund was managed by BMO Asset Management Corp. (BMO AM). The Fund’s performance prior to September 1, 2022 reflects returns achieved according to different principal investment strategies. If the Fund’s current strategies had been in place for the prior periods, results shown may have been different.
The Fund’s share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates and any predecessor firms that were in place during the performance periods shown. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
Effective September 1, 2022, the Fund compares its performance to that of the Bloomberg 1 Year Municipal Bond Index (the New Index). Prior to this date, the Fund compared its performance to that of the Bloomberg 1 Year Municipal Bond Index, iMoneyNet, Inc. Money Market Fund Tax-Free National Retail Index, and Blended Benchmark (consisting of 50% Bloomberg 1 Year Municipal Bond Index and 50% iMoneyNet, Inc. Money Market Fund Tax-Free National Retail Index) (the Former Index). The Fund’s investment manager believes that the New Index provides a more appropriate basis for comparing the Fund’s performance in light of the changes made to the Fund’s name and principal investment strategies.
The Bloomberg 1 Year Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum rating of Baa.
The iMoneyNet, Inc. Money Market Fund Tax-Free National Retail Index is an arithmetic average of performance for all money market mutual funds tracked within this category. The category includes retail funds that invest in obligations of tax-exempt entities, including state and municipal authorities.
The Blended Benchmark, established by the Investment Manager, is composed of 50% Bloomberg 1 Year Municipal Bond Index and 50% iMoneyNet, Inc. Money Market Fund Tax-Free National Retail Index.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the iMoneyNet, Inc. Money Market Tax-Free National Retail Index, which reflects deduction of fees) or other expenses of investing. Securities in the Fund may not match those in an index.
Columbia Ultra Short Duration Municipal Bond Fund | Semiannual Report 2023	3

Fund at a Glance   (continued)
(Unaudited)
Quality breakdown (%) (at February 28, 2023)
AAA rating	21.9
AA rating	33.6
A rating	22.0
BBB rating	7.4
BB rating	0.2
Not rated	14.9
Total	100.0
Percentages indicated are based upon total fixed income investments.
Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund’s subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.
Top Ten States/Territories (%) (at February 28, 2023)
Texas	17.8
New York	11.5
Ohio	5.2
Illinois	5.0
California	4.4
Massachusetts	4.1
South Carolina	4.0
Kentucky	3.4
Michigan	3.3
Colorado	3.0
Percentages indicated are based upon total investments excluding Money Market Funds and investments in derivatives, if any.
For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”
Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

4	Columbia Ultra Short Duration Municipal Bond Fund | Semiannual Report 2023

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
September 1, 2022 — February 28, 2023
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,007.10	1,022.46	2.34	2.36	0.47
Advisor Class	1,000.00	1,000.00	1,007.90	1,023.16	1.64	1.66	0.33
Institutional Class	1,000.00	1,000.00	1,007.80	1,023.06	1.74	1.76	0.35
Institutional 3 Class	1,000.00	1,000.00	1,008.30	1,023.55	1.24	1.25	0.25
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
Columbia Ultra Short Duration Municipal Bond Fund | Semiannual Report 2023	5

Portfolio of Investments
February 28, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Floating Rate Notes 0.1%
Issue Description	Yield	Principal Amount ($)	Value ($)
Minnesota 0.1%
City of Minneapolis/St. Paul Housing & Redevelopment Authority(a),(b)
Revenue Bonds
Allina Health Systems
Series 2009B-1 (JPMorgan Chase Bank)
11/15/2035	2.480%	200,000	200,000
Total Floating Rate Notes (Cost $200,000)			200,000

Municipal Bonds 88.2%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Alabama 2.1%
Birmingham Airport Authority
Refunding Revenue Bonds
Series 2020 (BAM)
07/01/2024	5.000%	325,000	331,829
Black Belt Energy Gas District(c)
Revenue Bonds
Series 2018B-1 (Mandatory Put 12/01/23)
0.7 x 1-month USD LIBOR + 0.900% 12/01/2048	3.958%	4,500,000	4,510,431
Total			4,842,260
Alaska 0.4%
State of Alaska
Unlimited General Obligation Refunding Bonds
Series 2023A
08/01/2025	5.000%	1,000,000	1,043,904
Arizona 0.5%
Arizona Water Infrastructure Finance Authority
Prerefunded 10/01/24 Revenue Bonds
Water Quality
Series 2014A
10/01/2028	5.000%	1,020,000	1,050,387
California 4.4%
Bay Area Toll Authority(c)
Revenue Bonds
San Francisco Bay Area Toll Bridge
Series 2012 (Mandatory Put 04/01/24)
Muni Swap Index Yield + 1.100% 04/01/2045	4.520%	1,750,000	1,758,400
California Infrastructure & Economic Development Bank(d)
Revenue Bonds
Brightline West Passenger Rail Project
Series 2023 (Mandatory Put 01/31/24)
01/01/2050	3.650%	1,000,000	996,249
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
California Municipal Finance Authority(d)
Revenue Bonds
Waste Management, Inc. Project
Series 2017 (Mandatory Put 12/01/23)
12/01/2044	0.700%	3,000,000	2,935,106
City of Los Angeles Department of Airports(d)
Refunding Revenue Bonds
Series 2018B
05/15/2024	5.000%	1,500,000	1,521,929
State of California
Unlimited General Obligation Refunding Bonds
Various Purpose
Series 2018
10/01/2025	5.000%	2,880,000	3,018,902
Total			10,230,586
Colorado 3.0%
City & County of Denver Airport System(d)
Revenue Bonds
Series 2022D
11/15/2024	5.000%	1,000,000	1,022,358
E-470 Public Highway Authority(c)
Refunding Revenue Bonds
Series 2021B (Mandatory Put 09/01/24)
0.7 x SOFR + 0.350% 09/01/2039	3.399%	4,500,000	4,466,852
Weld County School District No. RE-4
Unlimited General Obligation Bonds
Series 2023
12/01/2024	5.000%	1,450,000	1,496,020
Total			6,985,230
Connecticut 2.7%
Connecticut Housing Finance Authority
Refunding Revenue Bonds
Housing Mortgage Finance Program
Series 2020 (Mandatory Put 11/15/23)
05/15/2060	0.500%	750,000	728,186
State of Connecticut
Unlimited General Obligation Refunding Bonds
Series 2022F
11/15/2024	5.000%	2,500,000	2,580,570
State of Connecticut Special Tax
Refunding Revenue Bonds
Transportation Infrastructure Purposes
Series 2014
09/01/2025	5.000%	2,500,000	2,566,592
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Ultra Short Duration Municipal Bond Fund | Semiannual Report 2023

Portfolio of Investments  (continued)
February 28, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Transportation Infrasturucture Purposes
Series 2022A
07/01/2024	5.000%	350,000	358,228
Total			6,233,576
District of Columbia 0.7%
District of Columbia Housing Finance Agency
Revenue Bonds
Faircliff Plaza East Apartments Project
Series 2022 (FHA) (Mandatory Put 12/01/25)
12/01/2026	5.000%	600,000	616,908
Metropolitan Washington Airports Authority Aviation(d)
Refunding Revenue Bonds
Airport System
Series 2019A
10/01/2024	5.000%	1,000,000	1,020,317
Total			1,637,225
Florida 1.6%
County of Miami-Dade Seaport Department(d)
Refunding Revenue Bonds
Series 2023A
10/01/2025	5.000%	850,000	878,383
Duval County Public Schools
Certificate of Participation
Series 2022A
07/01/2024	5.000%	1,750,000	1,789,987
Greater Orlando Aviation Authority
Revenue Bonds
Series 2019A
10/01/2024	5.000%	1,000,000	1,019,699
Total			3,688,069
Georgia 1.7%
County of DeKalb Water & Sewerage
Refunding Revenue Bonds
Second Resolution
Series 2022
10/01/2024	5.000%	2,000,000	2,059,270
Development Authority of Monroe County (The)
Refunding Revenue Bonds
Oglethorpe Power Corp. Scherer Project
Series 2013 (Mandatory Put 02/03/25)
01/01/2039	1.500%	2,000,000	1,883,844
Total			3,943,114
Hawaii 1.1%
Honolulu City & County Board of Water Supply
Prerefunded 07/01/24 Revenue Bonds
Series 2014A
07/01/2032	4.000%	2,540,000	2,570,207
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Illinois 4.9%
Chicago Midway International Airport(d)
Refunding Revenue Bonds
Series 2016A
01/01/2024	5.000%	1,000,000	1,008,468
City of Joliet Waterworks & Sewerage
Revenue Bonds
Senior Lien
BAN Series 2022
01/01/2024	5.000%	2,000,000	2,014,816
Illinois Finance Authority
Prerefunded 08/01/24 Revenue Bonds
Advocate Health Care
Series 2014
08/01/2031	5.000%	2,580,000	2,639,315
Refunding Revenue Bonds
American Water Capital Corp. Project
Series 2020 (Mandatory Put 09/01/23)
05/01/2040	0.700%	2,800,000	2,755,838
Northern Illinois University
Refunding Revenue Bonds
Series 2020B (BAM)
04/01/2024	5.000%	500,000	508,386
State of Illinois
Unlimited General Obligation Bonds
Series 2020C
05/01/2024	5.500%	500,000	509,054
Village of Schaumburg
Unlimited General Obligation Refunding Bonds
Series 2022
12/01/2024	4.000%	2,000,000	2,022,256
Total			11,458,133
Indiana 1.6%
Indiana Finance Authority(d)
Refunding Revenue Bonds
Fulcrum Centerpoint LLC Project
Series 2022 (Mandatory Put 11/15/23)
12/15/2046	4.500%	2,000,000	1,994,733
Indianapolis Local Public Improvement Bond Bank
Prerefunded 01/01/25 Revenue Bonds
Series 2015A
01/01/2034	5.000%	1,675,000	1,733,615
Total			3,728,348
Kentucky 3.3%
County of Owen
Refunding Revenue Bonds
Kentucky-American Water Co. Project
Series 2020 (Mandatory Put 09/01/23)
06/01/2040	0.700%	2,800,000	2,755,838

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Ultra Short Duration Municipal Bond Fund | Semiannual Report 2023	7

Portfolio of Investments  (continued)
February 28, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Kentucky Public Energy Authority(c)
Revenue Bonds
Series 2019A-2 (Mandatory Put 06/01/25)
0.7 x 1-month USD LIBOR + 1.120% 12/01/2049	4.178%	5,000,000	5,010,321
Total			7,766,159
Louisiana 2.1%
Louisiana Public Facilities Authority(c)
Revenue Bonds
Children’s Medical Center Project
Series 2018 (Mandatory Put 09/01/23)
Muni Swap Index Yield + 0.650% 09/01/2057	4.070%	5,000,000	5,000,733
Maryland 1.5%
State of Maryland Department of Transportation
Revenue Bonds
2nd Issue
Series 2018
10/01/2024	5.000%	1,000,000	1,027,762
University System of Maryland
Revenue Bonds
Series 2022A
04/01/2024	5.000%	2,500,000	2,548,606
Total			3,576,368
Michigan 3.3%
Michigan Finance Authority
Prerefunded 06/01/24 Revenue Bonds
MidMichigan Health
Series 2014
06/01/2033	5.000%	2,910,000	2,977,476
University of Michigan
Prerefunded 04/01/24 Revenue Bonds
Series 2014A
04/01/2031	4.500%	3,110,000	3,154,081
Wayne County Airport Authority(d),(e)
Refunding Revenue Bonds
Detroit Metro Wayne County Airport
Series 2017
12/01/2025	4.000%	1,500,000	1,503,959
Total			7,635,516
Minnesota 0.3%
Minnesota Rural Water Finance Authority, Inc.
Revenue Notes
Public Projects Construction
Series 2022
12/01/2023	2.625%	800,000	788,403
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Mississippi 1.2%
State of Mississippi Gaming Tax
Revenue Bonds
Series 2015E
10/15/2024	5.000%	2,735,000	2,803,315
Nebraska 2.8%
Nebraska Public Power District
Revenue Bonds
Series 2020A (Mandatory Put 07/01/23)
01/01/2051	0.600%	6,600,000	6,533,277
New Hampshire 0.1%
New Hampshire Business Finance Authority
Refunding Revenue Bonds
Springpoint Senior Living
Series 2021
01/01/2024	4.000%	220,000	219,014
New York 9.1%
City of New York
Unlimited General Obligation Refunding Bonds
Series 2022B-1
08/01/2025	5.000%	2,500,000	2,603,838
City of North Tonawanda
Limited General Obligation Notes
BAN Series 2022
05/18/2023	4.000%	3,000,000	3,003,013
City of Schenectady
Limited General Obligation Notes
BAN Series 2022
05/05/2023	3.500%	2,000,000	1,999,207
New York City Transitional Finance Authority
Revenue Bonds
Future Tax Secured
Subordinated Series 2020
05/01/2024	5.000%	3,100,000	3,169,737
New York State Urban Development Corp.
Refunding Revenue Bonds
Series 2020E
03/15/2024	5.000%	2,135,000	2,177,173
New York Transportation Development Corp(d)
Refunding Revenue Bonds
Terminal 4 JFK International Airport Project
Series 2020
12/01/2024	5.000%	1,000,000	1,018,573
Owego Apalachin Central School District
Unlimited General Obligation Notes
BAN Series 2022
06/28/2023	4.000%	2,000,000	2,002,330

The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Ultra Short Duration Municipal Bond Fund | Semiannual Report 2023

Portfolio of Investments  (continued)
February 28, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Triborough Bridge & Tunnel Authority(c)
Refunding Revenue Bonds
MTA Bridges and Tunnels
Series 2021 (Mandatory Put 02/01/24)
0.7 x SOFR + 0.380% 01/01/2032	3.429%	485,000	479,934
Triborough Bridge & Tunnel Authority
Refunding Revenue Bonds
MTA Bridges and Tunnels
Series 2023
11/15/2025	5.000%	2,000,000	2,098,642
Revenue Bonds
BAN Series 2022A
08/15/2024	5.000%	1,000,000	1,023,678
Village of Endicott
Limited General Obligation Notes
BAN Series 2022
08/24/2023	3.750%	1,819,000	1,818,466
Total			21,394,591
North Carolina 2.0%
North Carolina Medical Care Commission
Revenue Bonds
Friends Home, Inc.
Series 2020B2
09/01/2025	2.300%	1,250,000	1,172,240
Town of Cary
Prerefunded 03/01/24 Unlimited General Obligation Public Improvement Bonds
Series 2014
03/01/2033	4.000%	3,525,000	3,555,515
Total			4,727,755
North Dakota 2.7%
Cass County Joint Water Resource District
Unlimited General Obligation Bonds
Series 2021A
05/01/2024	0.480%	5,000,000	4,751,990
City of Horace
Unlimited General Obligation Refunding & Public Improvement Bonds
Series 2021B
10/01/2023	0.600%	1,600,000	1,559,944
Total			6,311,934
Ohio 5.1%
Ohio Turnpike & Infrastructure Commission
Refunding Revenue Bonds
Junior Lien - Infrastructure
Series 2022
02/15/2025	5.000%	1,000,000	1,035,424
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Port of Greater Cincinnati Development Authority
Revenue Bonds
Convention Center Hotel Acquisition and Demolition Project
Series 2020A
05/01/2023	3.000%	6,000,000	5,986,182
State of Ohio
Revenue Bonds
Series 2022-1
12/15/2025	5.000%	835,000	879,974
Unlimited General Obligation Refunding Bonds
Series 2022A
09/01/2024	4.000%	3,085,000	3,127,502
Series 2022C
09/01/2024	4.000%	915,000	927,606
Total			11,956,688
Oregon 0.7%
State of Oregon Department of Transportation
Prerefunded 11/15/24 Revenue Bonds
Series 2015A
11/15/2029	5.000%	1,485,000	1,532,755
Pennsylvania 2.1%
Bethlehem Area School District Authority(c)
Refunding Revenue Bonds
Series 2021 (Mandatory Put 11/01/25)
0.7 x SOFR + 0.350% 01/01/2032	3.399%	1,780,000	1,729,303
Pennsylvania Turnpike Commission
Refunding Revenue Bonds
Series 2022B
12/01/2025	5.000%	400,000	420,539
Revenue Bonds
Subordinated Series 2017B-1
06/01/2025	5.000%	1,580,000	1,637,195
Southeastern Pennsylvania Transportation Authority
Revenue Bonds
Asset Improvement Program
Series 2022
06/01/2024	5.000%	1,000,000	1,022,941
Total			4,809,978
Puerto Rico 0.4%
Commonwealth of Puerto Rico(f)
Unlimited General Obligation Bonds
Restructured
Series 2021-A1
07/01/2023	5.250%	994,975	997,768

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Ultra Short Duration Municipal Bond Fund | Semiannual Report 2023	9

Portfolio of Investments  (continued)
February 28, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Rhode Island 0.4%
Rhode Island Student Loan Authority(d)
Revenue Bonds
Series 2020A
12/01/2025	5.000%	1,000,000	1,033,186
South Carolina 3.9%
Patriots Energy Group Financing Agency(c)
Revenue Bonds
Series 2018B (Mandatory Put 02/01/24)
0.7 x 1-month USD LIBOR + 0.860% 10/01/2048	3.918%	6,000,000	6,009,372
South Carolina Ports Authority(d)
Prerefunded 07/01/25 Revenue Bonds
Series 2015
07/01/2050	5.250%	2,000,000	2,074,854
South Carolina Public Service Authority
Refunding Revenue Bonds
Series 2021A
12/01/2025	5.000%	1,000,000	1,040,352
Total			9,124,578
Texas 16.8%
Austin Independent School District
Prerefunded 08/01/25 Unlimited General Obligation Bonds
Series 2015A
08/01/2033	4.000%	2,905,000	2,966,169
Unlimited General Obligation Bonds
Series 2023
08/01/2024	5.000%	1,000,000	1,025,222
City of Lubbock
Limited General Obligation Refunding Bonds
Series 2018
02/15/2025	5.000%	2,575,000	2,666,712
City of San Antonio Electric & Gas Systems
Refunding Revenue Bonds
Series 2022
02/01/2024	5.000%	2,500,000	2,538,380
Colorado River Municipal Water District
Refunding Revenue Bonds
Series 2017
01/01/2024	5.000%	1,625,000	1,648,087
01/01/2025	5.000%	1,055,000	1,089,060
County of Williamson
Prerefunded 02/15/25 Unlimited General Obligation Bonds
Series 2015
02/15/2034	4.000%	2,000,000	2,027,756
Dallas Independent School District
Unlimited General Obligation Refunding Bonds
Series 2023
02/15/2024	5.000%	2,500,000	2,543,277
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Manor Independent School District
Prerefunded 08/01/24 Unlimited General Obligation Bonds
School Building
Series 2014
08/01/2029	4.000%	1,500,000	1,513,114
Matagorda County Navigation District No. 1(d)
Revenue Bonds
Central Power and Light Co. Project
Series 2020 (Mandatory Put 09/01/23)
05/01/2030	0.900%	3,000,000	2,938,698
Pflugerville Independent School District
Unlimited General Obligation Bonds
Series 2023A
02/15/2025	5.000%	2,000,000	2,074,700
Pharr San Juan Alamo Independent School District
Prerefunded 02/01/25 Unlimited General Obligation Bonds
Series 2015
02/01/2030	4.000%	1,450,000	1,465,687
Plano Independent School District
Unlimited General Obligation Bonds
Series 2023
02/15/2025	5.000%	3,000,000	3,109,737
Spring Branch Independent School District
Unlimited General Obligation Bonds
Series 2022
02/01/2024	5.000%	1,000,000	1,016,892
State of Texas
Unlimited General Obligation Bonds
Texas Transportation Commission - Highway Improvement
Series 2016
04/01/2024	5.000%	4,000,000	4,076,485
Unlimited General Obligation Refunding Bonds
Water Financial Assistance
Subordinated Series 2018
08/01/2025	5.000%	2,875,000	2,945,104
Texas Water Development Board
Revenue Bonds
State Revolving Fund
Series 2018
08/01/2024	5.000%	1,610,000	1,651,957
State Water Implementation Fund
Series 2019
10/15/2025	5.000%	1,905,000	1,992,619
Total			39,289,656
Utah 0.4%
Utah Housing Corp.
Revenue Bonds
Moda Shoreline Apartments
Series 2022 (Mandatory Put 09/01/24)
09/01/2025	4.000%	1,000,000	1,003,149

The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Ultra Short Duration Municipal Bond Fund | Semiannual Report 2023

Portfolio of Investments  (continued)
February 28, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Virginia 2.3%
County of Fairfax
Unlimited General Obligation Bonds
Series 2023A
10/01/2025	4.000%	4,000,000	4,102,393
Virginia Port Authority Commonwealth Port Fund(d)
Prerefunded 07/01/25 Revenue Bonds
Series 2015
07/01/2030	5.000%	1,210,000	1,247,213
Total			5,349,606
Washington 2.7%
King County School District No. 411 Issaquah
Unlimited General Obligation Refunding Bonds
Series 2022
12/01/2025	5.000%	600,000	631,458
Port of Seattle
Refunding Revenue Bonds
Private Activity
Series 2021
09/01/2025	5.000%	1,100,000	1,138,212
Seattle Housing Authority
Revenue Bonds
Jefferson Terrace Project
Series 2022
09/01/2025	4.000%	2,500,000	2,519,856
State of Washington
Unlimited General Obligation Bonds
Series 2023C
06/01/2025	5.000%	1,985,000	2,067,363
Total			6,356,889
Wisconsin 0.3%
State of Wisconsin
Unlimited General Obligation Refunding Bonds
Series 2022-4
05/01/2025	5.000%	750,000	780,601
Total Municipal Bonds (Cost $208,328,300)			206,402,958

Municipal Short Term 10.0%
Issue Description	Yield	Principal Amount ($)	Value ($)
Alabama 0.8%
Chatom Industrial Development Board
Revenue Bonds
Series 2022 (Mandatory Put 08/01/23)
08/01/2037	3.310%	2,000,000	1,985,246
Municipal Short Term (continued)
Issue Description	Yield	Principal Amount ($)	Value ($)
Florida 0.9%
Florida Development Finance Corp.(d)
Revenue Bonds
Brightline Florida Passenger Rail Expansion Project
Series 2021 (Mandatory Put 04/04/23)
12/01/2056	2.900%	2,000,000	1,997,856
Indiana 0.4%
Indiana Finance Authority(d)
Revenue Bonds
Republic Services, Inc. Project
Series 2010A (Mandatory Put 06/01/23)
05/01/2034	3.400%	1,000,000	1,000,000
Massachusetts 4.0%
Cape Cod Regional Transit Authority
Unlimited General Obligation Notes
RAN Series 2022
07/21/2023	3.880%	2,400,000	2,395,692
Metrowest Regional Transit Authority
Revenue Notes
Series 2022
09/15/2023	3.860%	2,000,000	1,998,164
Montachusett Regional Transit Authority
Revenue Notes
Regional Transit Authority
Series 2022
07/28/2023	3.950%	3,000,000	2,999,542
Pioneer Valley Transit Authority
Revenue Notes
RAN Series 2022
07/14/2023	3.720%	2,000,000	2,001,361
Total			9,394,759
New Jersey 0.9%
Township of Pemberton
Unlimited General Obligation Notes
BAN Series 2022
05/31/2023	3.920%	2,000,000	1,999,795
New York 2.1%
Board of Cooperative Educational Services for the Sole Supervisory District
Revenue Notes
RAN Series 2022
06/29/2023	3.400%	2,000,000	2,003,393
Greater Southern Tier Board of Cooperative Educational Services District
Revenue Notes
RAN Series 2022
06/30/2023	4.030%	3,000,000	2,999,010
Total			5,002,403

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Ultra Short Duration Municipal Bond Fund | Semiannual Report 2023	11

Portfolio of Investments  (continued)
February 28, 2023 (Unaudited)
Municipal Short Term (continued)
Issue Description	Yield	Principal Amount ($)	Value ($)
Pennsylvania 0.2%
Pennsylvania Economic Development Financing Authority(d)
Revenue Bonds
Republic Services
Series 2019 (Mandatory Put 04/17/23)
04/01/2034	3.450%	500,000	499,295
Texas 0.7%
Mission Economic Development Corp.(d)
Refunding Revenue Bonds
Republic Services, Inc. Project
Series 2019 (Mandatory Put 05/01/23)
01/01/2026	3.500%	650,000	649,159
Waste Management, Inc. Project
Series 2020 (Mandatory Put 03/01/23)
07/01/2040	3.500%	1,000,000	1,000,000
Total			1,649,159
Total Municipal Short Term (Cost $23,610,020)			23,528,513
Money Market Funds 0.9%
	Shares	Value ($)
JPMorgan Institutional Tax Free Money Market Fund, Institutional Shares, 2.972%(g)	2,068,200	2,068,200
Total Money Market Funds (Cost $2,068,200)		2,068,200
Total Investments in Securities (Cost $234,206,520)		232,199,671
Other Assets & Liabilities, Net		1,890,720
Net Assets		$234,090,391

Notes to Portfolio of Investments
(a)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(b)	Represents a variable rate security where the coupon rate adjusts on specified dates (generally daily or weekly) using the prevailing money market rate. The interest rate shown was the current rate as of February 28, 2023.
(c)	Variable rate security. The interest rate shown was the current rate as of February 28, 2023.
(d)	Income from this security may be subject to alternative minimum tax.
(e)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At February 28, 2023, the total value of these securities amounted to $1,503,959, which represents 0.64% of total net assets.
(f)	Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At February 28, 2023, the total value of these securities amounted to $997,768, which represents 0.43% of total net assets.
(g)	The rate shown is the seven-day current annualized yield at February 28, 2023.
Abbreviation Legend
BAM	Build America Mutual Assurance Co.
BAN	Bond Anticipation Note
FHA	Federal Housing Authority
LIBOR	London Interbank Offered Rate
RAN	Revenue Anticipation Note
SOFR	Secured Overnight Financing Rate
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Ultra Short Duration Municipal Bond Fund | Semiannual Report 2023

Portfolio of Investments  (continued)
February 28, 2023 (Unaudited)
Fair value measurements  (continued)
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at February 28, 2023:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Floating Rate Notes	—	200,000	—	200,000
Municipal Bonds	—	206,402,958	—	206,402,958
Municipal Short Term	—	23,528,513	—	23,528,513
Money Market Funds	2,068,200	—	—	2,068,200
Total Investments in Securities	2,068,200	230,131,471	—	232,199,671
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Ultra Short Duration Municipal Bond Fund | Semiannual Report 2023	13

Statement of Assets and Liabilities
February 28, 2023 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $234,206,520)	$232,199,671
Receivable for:
Capital shares sold	149,865
Interest	2,310,841
Prepaid expenses	1,786
Other assets	22,283
Total assets	234,684,446
Liabilities
Due to custodian	4,786
Payable for:
Capital shares purchased	146,528
Distributions to shareholders	397,797
Management services fees	1,346
Distribution and/or service fees	21
Transfer agent fees	8,318
Compensation of board members	8,631
Compensation of chief compliance officer	63
Other expenses	26,565
Total liabilities	594,055
Net assets applicable to outstanding capital stock	$234,090,391
Represented by
Paid in capital	237,999,845
Total distributable earnings (loss)	(3,909,454)
Total - representing net assets applicable to outstanding capital stock	$234,090,391
Class A
Net assets	$5,124,004
Shares outstanding	514,569
Net asset value per share	$9.96
Advisor Class
Net assets	$224,482,995
Shares outstanding	22,570,025
Net asset value per share	$9.95
Institutional Class
Net assets	$4,471,537
Shares outstanding	449,144
Net asset value per share	$9.96
Institutional 3 Class
Net assets	$11,855
Shares outstanding	1,192
Net asset value per share	$9.95
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Ultra Short Duration Municipal Bond Fund | Semiannual Report 2023

Statement of Operations
Six Months Ended February 28, 2023 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$151,125
Interest	2,810,123
Total income	2,961,248
Expenses:
Management services fees	269,729
Distribution and/or service fees
Class A	5,553
Transfer agent fees
Class A	1,562
Advisor Class	51,868
Institutional Class	730
Institutional 3 Class	1
Compensation of board members	10,906
Custodian fees	3,964
Printing and postage fees	5,930
Registration fees	44,557
Audit fees	14,921
Legal fees	8,002
Interest on interfund lending	67
Offering costs	34,977
Compensation of chief compliance officer	22
Other	5,798
Total expenses	458,587
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(32,743)
Expense reduction	(20)
Total net expenses	425,824
Net investment income	2,535,424
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(632,145)
Net realized loss	(632,145)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	161,102
Net change in unrealized appreciation (depreciation)	161,102
Net realized and unrealized loss	(471,043)
Net increase in net assets resulting from operations	$2,064,381
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Ultra Short Duration Municipal Bond Fund | Semiannual Report 2023	15

Statement of Changes in Net Assets
	Six Months Ended February 28, 2023 (Unaudited)	Year Ended August 31, 2022 (a)
Operations
Net investment income	$2,535,424	$3,081,885
Net realized loss	(632,145)	(796,845)
Net change in unrealized appreciation (depreciation)	161,102	(5,177,921)
Net increase (decrease) in net assets resulting from operations	2,064,381	(2,892,881)
Distributions to shareholders
Net investment income and net realized gains
Class A	(66,961)	(51,202)
Advisor Class	(2,432,878)	(2,713,640)
Institutional Class	(35,080)	(6,418)
Institutional 3 Class	(122)	(13,910)
Total distributions to shareholders	(2,535,041)	(2,785,170)
Decrease in net assets from capital stock activity	(43,966,637)	(292,742,453)
Redemption fees	—	170
Total decrease in net assets	(44,437,297)	(298,420,334)
Net assets at beginning of period	278,527,688	576,948,022
Net assets at end of period	$234,090,391	$278,527,688

	Six Months Ended		Year Ended
	February 28, 2023 (Unaudited)		August 31, 2022 (a)
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions	126,009	1,257,459	76,162	763,990
Distributions reinvested	6,279	62,653	5,066	50,745
Redemptions	(439,434)	(4,390,553)	(393,090)	(3,940,940)
Net decrease	(307,146)	(3,070,441)	(311,862)	(3,126,205)
Advisor Class
Subscriptions	5,699,067	56,783,054	35,773,136	359,829,889
Distributions reinvested	84,899	846,338	108,173	1,085,073
Redemptions	(10,207,593)	(101,739,179)	(64,864,397)	(651,879,114)
Net decrease	(4,423,627)	(44,109,787)	(28,983,088)	(290,964,152)
Institutional Class
Subscriptions	478,398	4,758,977	186,283	1,865,120
Distributions reinvested	689	6,869	635	6,351
Redemptions	(155,678)	(1,552,255)	(61,183)	(612,381)
Net increase	323,409	3,213,591	125,735	1,259,090
Institutional 3 Class
Subscriptions	—	—	1,044,160	10,504,262
Distributions reinvested	—	—	833	8,348
Redemptions	—	—	(1,043,801)	(10,423,796)
Net increase	—	—	1,192	88,814
Total net decrease	(4,407,364)	(43,966,637)	(29,168,023)	(292,742,453)

(a)	Institutional Class and Institutional 3 Class shares are based on operations from January 26, 2022 (commencement of operations) through the stated period end.
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Ultra Short Duration Municipal Bond Fund | Semiannual Report 2023

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Columbia Ultra Short Duration Municipal Bond Fund | Semiannual Report 2023	17

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. For periods ended 2022 and thereafter, per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 2/28/2023 (Unaudited)	$9.98	0.09	(0.02)	0.07	(0.09)	—	(0.09)
Year Ended 8/31/2022	$10.11	0.06	(0.13)	(0.07)	(0.06)	—	(0.06)
Year Ended 8/31/2021(h)	$10.09	0.04	0.02	0.06	(0.04)	—	(0.04)
Year Ended 8/31/2020	$10.09	0.09	0.01	0.10	(0.10)	—	(0.10)
Year Ended 8/31/2019	$10.07	0.13	0.03	0.16	(0.14)	—	(0.14)
Year Ended 8/31/2018	$10.08	0.10	0.00	0.10	(0.10)	(0.01)	(0.11)
Advisor Class
Six Months Ended 2/28/2023 (Unaudited)	$9.97	0.10	(0.02)	0.08	(0.10)	—	(0.10)
Year Ended 8/31/2022(i)	$10.10	0.07	(0.13)	(0.06)	(0.07)	—	(0.07)
Year Ended 8/31/2021(h)	$10.08	0.06	0.03	0.09	(0.07)	—	(0.07)
Year Ended 8/31/2020	$10.09	0.13	(0.01)	0.12	(0.13)	—	(0.13)
Year Ended 8/31/2019	$10.06	0.17	0.03	0.20	(0.17)	—	(0.17)
Year Ended 8/31/2018	$10.08	0.13	(0.01)	0.12	(0.13)	(0.01)	(0.14)
Institutional Class
Six Months Ended 2/28/2023 (Unaudited)	$9.98	0.10	(0.02)	0.08	(0.10)	—	(0.10)
Year Ended 8/31/2022(j)	$10.07	0.07	(0.10)	(0.03)	(0.06)	—	(0.06)
Institutional 3 Class
Six Months Ended 2/28/2023 (Unaudited)	$9.97	0.10	(0.02)	0.08	(0.10)	—	(0.10)
Year Ended 8/31/2022(j)	$10.07	0.04	(0.01)	0.03	(0.13)	—	(0.13)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by BMO Asset Management Corp, and certain of its affiliates, if applicable, for the account periods prior to the closing of the Reorganization, which occurred on January 21, 2022.
(d)	Annualized.
(e)	Ratios include interfund lending expense which is less than 0.01%.
(f)	The benefits derived from expense reductions had an impact of less than 0.01%.
(g)	Ratios include line of credit interest expense which is less than 0.01%.
(h)	Net investment income (loss) per share calculated using the average shares method.
(i)	Redemption fees consisted of per share amounts less than $0.01.
(j)	Institutional Class and Institutional 3 Class shares commenced operations on January 26, 2022. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia Ultra Short Duration Municipal Bond Fund | Semiannual Report 2023

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b),(c)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 2/28/2023 (Unaudited)	$9.96	0.71%	0.50%(d),(e)	0.47%(d),(e),(f)	1.81%(d)	49%	$5,124
Year Ended 8/31/2022	$9.98	(0.74%)	0.56%(e),(g)	0.48%(e),(g)	0.57%	104%	$8,199
Year Ended 8/31/2021(h)	$10.11	0.59%	0.64%	0.55%	0.40%	137%	$11,463
Year Ended 8/31/2020	$10.09	1.06%	0.63%	0.55%	1.05%	267%	$12,998
Year Ended 8/31/2019	$10.09	1.62%	0.62%	0.55%	1.41%	155%	$16,498
Year Ended 8/31/2018	$10.07	0.95%	0.62%	0.55%	0.99%	156%	$27,434
Advisor Class
Six Months Ended 2/28/2023 (Unaudited)	$9.95	0.79%	0.35%(d),(e)	0.33%(d),(e),(f)	1.98%(d)	49%	$224,483
Year Ended 8/31/2022(i)	$9.97	(0.56%)	0.38%(e),(g)	0.29%(e),(g)	0.72%	104%	$269,063
Year Ended 8/31/2021(h)	$10.10	0.85%	0.39%	0.30%	0.64%	137%	$565,485
Year Ended 8/31/2020	$10.08	1.21%	0.38%	0.30%	1.28%	267%	$523,605
Year Ended 8/31/2019	$10.09	1.98%	0.37%	0.30%	1.66%	155%	$541,859
Year Ended 8/31/2018	$10.06	1.10%	0.37%	0.30%	1.25%	156%	$572,669
Institutional Class
Six Months Ended 2/28/2023 (Unaudited)	$9.96	0.78%	0.36%(d),(e)	0.35%(d),(e),(f)	2.06%(d)	49%	$4,472
Year Ended 8/31/2022(j)	$9.98	(0.33%)	0.31%(d),(e),(g)	0.27%(d),(e),(g)	1.14%(d)	104%	$1,254
Institutional 3 Class
Six Months Ended 2/28/2023 (Unaudited)	$9.95	0.83%	0.34%(d),(e)	0.25%(d),(e)	2.07%(d)	49%	$12
Year Ended 8/31/2022(j)	$9.97	0.27%	0.28%(d),(e),(g)	0.23%(d),(e),(g)	0.70%(d)	104%	$12
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Ultra Short Duration Municipal Bond Fund | Semiannual Report 2023	19

Notes to Financial Statements
February 28, 2023 (Unaudited)
Note 1. Organization
Columbia Ultra Short Duration Municipal Bond Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
The Fund commenced operations as of January 21, 2022, upon the Fund’s acquisition of the assets of BMO Ultra Short Tax-Free Fund (the Predecessor Fund), a series of BMO Funds, Inc. in exchange for shares of the Fund (the Reorganization). The Predecessor Fund is considered the accounting survivor of the Reorganization, and accordingly, certain financial history of the Predecessor Fund is included in these financial statements.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A shares are offered to the general public for investment. Advisor Class, Institutional Class and Institutional 3 Class shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Debt securities generally are valued based on prices obtained from pricing services, which are intended to reflect market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
20	Columbia Ultra Short Duration Municipal Bond Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
February 28, 2023 (Unaudited)
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Redemption Fees
The Predecessor Fund imposed a 2% redemption fee on shares held for 30 days or less. All redemption fees are recorded by the Fund as paid-in-capital and stated separately in the Statement of Changes in Net Assets.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. The Fund may also adjust accrual rates when it becomes probable the full interest will not be collected and a partial payment will be received. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Dividend income is recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its net tax-exempt and investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Distributions to shareholders
Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Columbia Ultra Short Duration Municipal Bond Fund | Semiannual Report 2023	21

Notes to Financial Statements  (continued)
February 28, 2023 (Unaudited)
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncement
Tailored Shareholder Reports
In October 2022, the Securities and Exchange Commission (SEC) adopted a final rule relating to Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements. The rule and form amendments will, among other things, require the Fund to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendment.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to 0.21% of the Fund’s daily net assets.
Offering costs
Offering costs were incurred prior to the shares of the Fund being offered. Offering costs may include, among other things, state registration filing fees, legal fees, printing costs and other miscellaneous costs, if applicable. The Fund amortizes offering costs over a period of 12 months from the commencement of operations.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
22	Columbia Ultra Short Duration Municipal Bond Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
February 28, 2023 (Unaudited)
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. Prior to January 1, 2023, SS&C GIDS was known as DST Asset Manager Solutions, Inc. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 3 Class shares are subject to an annual limitation of not more than 0.02% of the average daily net assets attributable to Institutional 3 Class shares.
For the six months ended February 28, 2023, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.04
Advisor Class	0.04
Institutional Class	0.04
Institutional 3 Class	0.02
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended February 28, 2023, these minimum account balance fees reduced total expenses of the Fund by $20.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly combined distribution and service fee to the Distributor at the maximum annual rate of 0.15% of the average daily net assets attributable to Class A shares of the Fund.
Columbia Ultra Short Duration Municipal Bond Fund | Semiannual Report 2023	23

Notes to Financial Statements  (continued)
February 28, 2023 (Unaudited)
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
Fee rate(s) contractual through December 31, 2023
Class A	0.51%
Advisor Class	0.36
Institutional Class	0.36
Institutional 3 Class	0.25
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. In addition to the contractual agreement, the Investment Manager and certain of its affiliates have voluntarily agreed to waive fees and/or reimburse Fund expenses (excluding certain fees and expenses described above) so that Fund level expenses (expenses directly attributable to the Fund and not to a specific share class) are waived proportionately across all share classes. This arrangement may be revised or discontinued at any time. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At February 28, 2023, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized (depreciation) ($)
234,207,000	334,000	(2,341,000)	(2,007,000)
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at August 31, 2022, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code.
No expiration short-term ($)	No expiration long-term ($)	Total ($)
(506,046)	(1,034,836)	(1,540,882)
24	Columbia Ultra Short Duration Municipal Bond Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
February 28, 2023 (Unaudited)
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $126,771,775 and $113,456,734, respectively, for the six months ended February 28, 2023. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the six months ended February 28, 2023 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Borrower	500,000	4.85	1
Interest expense incurred by the Fund is recorded as Interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at February 28, 2023.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 27, 2022 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $950 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 27, 2022 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.11448% and (iii) the overnight bank funding rate, plus in each case, 1.00%.
The Fund had no borrowings during the six months ended February 28, 2023.
Columbia Ultra Short Duration Municipal Bond Fund | Semiannual Report 2023	25

Notes to Financial Statements  (continued)
February 28, 2023 (Unaudited)
Note 8. Significant risks
Credit risk
Credit risk is the risk that the value of debt instruments in the Fund’s portfolio may decline because the issuer defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies assign credit ratings to certain debt instruments to indicate their credit risk. Lower-rated or unrated debt instruments held by the Fund may present increased credit risk as compared to higher-rated debt instruments.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Higher periods of inflation could lead such authorities to raise interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation.
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
Municipal securities risk
Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility, and include obligations of the governments of the U.S. territories, commonwealths and possessions such as Guam, Puerto Rico and the U.S. Virgin Islands to the extent such obligations are exempt from state and U.S. federal income taxes. The value of municipal securities can be significantly affected by actual or expected political and legislative changes at the federal or state level. Municipal securities may be fully or partially backed by the taxing authority of the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets or by domestic or foreign entities providing credit support,
26	Columbia Ultra Short Duration Municipal Bond Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
February 28, 2023 (Unaudited)
such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market.
Issuers in a state, territory, commonwealth or possession in which the Fund invests may experience significant financial difficulties for various reasons, including as the result of events that cannot be reasonably anticipated or controlled such as economic downturns or similar periods of economic stress, social conflict or unrest, labor disruption and natural disasters. Such financial difficulties may lead to credit rating downgrades or defaults of such issuers which in turn, could affect the market values and marketability of many or all municipal obligations of issuers in such state, territory, commonwealth or possession. The value of the Fund’s shares will be negatively impacted to the extent it invests in such securities. The Fund’s annual and semiannual reports show the Fund’s investment exposures at a point in time. The risk of investing in the Fund is directly correlated to the Fund’s investment exposures.
Securities issued by a particular state and its instrumentalities are subject to the risk of unfavorable developments in such state. A municipal security can be significantly affected by adverse tax, legislative, regulatory, demographic or political changes as well as changes in a particular state’s (state and its instrumentalities’) financial, economic or other condition and prospects.
Shareholder concentration risk
At February 28, 2023, three unaffiliated shareholders of record owned 79.5% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted below, there were no items requiring adjustment of the financial statements or additional disclosure.
Following the period end, shareholders of the Fund redeemed $52,889,690, which represented approximately 22.6% of the Fund’s net assets as of February 28, 2023.
Note 10. Change in Independent Registered Public Accounting Firm
At a meeting held on November 23, 2021, the Board of Trustees of Columbia Funds Series Trust II, upon recommendation of the Audit Committee, approved the appointment of Cohen & Company, Ltd. ("Cohen") as the independent registered public accounting firm for the Fund. Effective November 10, 2021, KPMG, LLP ("KPMG"), the independent registered public accounting firm for the Fund’s fiscal year ended August 31, 2021, was dismissed.
KPMG’s reports on the financial statements of the Fund as of and for the fiscal years ended August 31, 2021 and August 31, 2020 contained no adverse opinion or disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope or accounting principles. During such fiscal years and through the November 10, 2021, there were no: (1) disagreements between the Fund and KPMG on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure which, if not resolved to KPMG’s satisfaction, would have caused them to make reference to the subject matter of the disagreement in connection with their reports on the Fund’s financial statements for such periods, or (2) reportable events as defined under the Securities Exchange Act of 1934, as amended.
At a meeting held on November 4, 2022, the Board of Trustees of Columbia Funds Series Trust II, upon recommendation of the Audit Committee, approved and appointed PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm for the Fund. Effective November 16, 2022 (the Dismissal Date), Cohen, the independent registered public accounting firm for the Fund’s fiscal year ended August 31, 2022, was dismissed.
Columbia Ultra Short Duration Municipal Bond Fund | Semiannual Report 2023	27

Notes to Financial Statements  (continued)
February 28, 2023 (Unaudited)
Cohen’s report on the financial statements of the Fund as of and for the fiscal year ended August 31, 2022 contained no adverse opinion or disclaimer of opinion and was not qualified or modified as to uncertainty, audit scope or accounting principles. During such fiscal year and through the Dismissal Date, there were no: (1) disagreements between the Fund and Cohen on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure which, if not resolved to Cohen’s satisfaction, would have caused them to make reference to the subject matter of the disagreement in connection with their reports on the Fund’s financial statements for such period, or (2) reportable events of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.
During the fiscal year ended August 31, 2022, neither the Fund, nor anyone on its behalf, consulted PwC regarding: (1) the application of accounting principles to a specified transaction, either completed or proposed, (2) the type of audit opinion that might be rendered on the Fund’s financial statements, or (3) any matter that was either the subject of a disagreement or a reportable event, as such terms are described in Item 304(a)(1)(v) of Regulation S-K of the Securities Exchange Act of 1934, as amended.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provides services to the Fund.
28	Columbia Ultra Short Duration Municipal Bond Fund | Semiannual Report 2023

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Columbia Ultra Short Duration Municipal Bond Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2023 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR320_08_N01_(04/23)

Semiannual Report
February 28, 2023 (Unaudited)
Columbia Integrated Large Cap Value Fund
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

If you elect to receive the shareholder report for Columbia Integrated Large Cap Value Fund (the Fund) in paper, mailed to you, the Fund mails one shareholder report to each shareholder address, unless such shareholder elects to receive shareholder reports from the Fund electronically via e-mail or by having a paper notice mailed to you (Postcard Notice) that your Fund’s shareholder report is available at the Columbia funds’ website (columbiathreadneedleus.com/investor/). If you would like more than one report in paper to be mailed to you, or would like to elect to receive reports via e-mail or access them through Postcard Notice, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, is available on columbiathreadneedleus.com/investor/ or can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
290 Congress Street
Boston, MA 02210
Fund distributor
Columbia Management Investment Distributors, Inc.
290 Congress Street
Boston, MA 02210
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Integrated Large Cap Value Fund  |  Semiannual Report 2023

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks to provide shareholders with capital appreciation.
Portfolio management
Ernesto Ramos, Ph.D.
Co-Portfolio Manager
Managed Fund since January 21, 2022 (Managed Predecessor Fund 2012 - December 2020 and June 2021 - January 21, 2022)
J.P. Gurnee, CFA
Co-Portfolio Manager
Managed Fund since January 21, 2022 (Managed Predecessor Fund December 2020 - January 21, 2022)
Jason Hans, CFA
Co-Portfolio Manager
Managed Fund since January 21, 2022 (Managed Predecessor Fund February 2012 - January 21, 2022)
Morningstar style boxTM
The Morningstar Style Box is based on a fund’s portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.
© 2023 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.
Average annual total returns (%) (for the period ended February 28, 2023)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A*	Excluding sales charges	05/27/14	4.73	-2.37	6.27	9.38
	Including sales charges		-1.30	-7.99	5.02	8.74
Advisor Class		01/31/08	4.86	-2.11	6.55	9.66
Class C*	Excluding sales charges	01/26/22	4.29	-3.12	5.48	8.57
	Including sales charges		3.38	-3.97	5.48	8.57
Institutional Class*		01/26/22	4.90	-2.10	6.55	9.66
Institutional 2 Class*		01/26/22	4.87	-2.08	6.57	9.67
Institutional 3 Class*		01/26/22	4.90	-2.02	6.58	9.68
Class R*		01/26/22	4.55	-2.62	6.02	9.12
Russell 1000 Value Index			4.07	-2.81	7.22	9.60
The Fund’s performance prior to January 21, 2022 reflects returns achieved by BMO Large-Cap Value Fund (the Predecessor Fund), a series of BMO Funds, Inc. The Predecessor Fund was managed by BMO Asset Management Corp. (BMO AM) and had the same investment objective and a substantially identical investment strategy to the Fund.
Returns for Class A shares are shown with and without the maximum initial sales charge of 5.75%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates and any predecessor firms that were in place during the performance periods shown. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The Russell 1000® Value Index, an unmanaged index, measures the performance of those stocks in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Columbia Integrated Large Cap Value Fund | Semiannual Report 2023	3

Fund at a Glance   (continued)
(Unaudited)
Portfolio breakdown (%) (at February 28, 2023)
Common Stocks	98.8
Money Market Funds	1.2
Total	100.0
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Equity sector breakdown (%) (at February 28, 2023)
Communication Services	8.6
Consumer Discretionary	6.7
Consumer Staples	9.2
Energy	8.1
Financials	19.1
Health Care	15.3
Industrials	11.4
Information Technology	8.8
Materials	3.5
Real Estate	5.2
Utilities	4.1
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

4	Columbia Integrated Large Cap Value Fund | Semiannual Report 2023

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
September 1, 2022 — February 28, 2023
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,047.30	1,020.88	4.01	3.96	0.79
Advisor Class	1,000.00	1,000.00	1,048.60	1,022.12	2.74	2.71	0.54
Class C	1,000.00	1,000.00	1,042.90	1,017.21	7.75	7.65	1.53
Institutional Class	1,000.00	1,000.00	1,049.00	1,022.12	2.74	2.71	0.54
Institutional 2 Class	1,000.00	1,000.00	1,048.70	1,022.56	2.29	2.26	0.45
Institutional 3 Class	1,000.00	1,000.00	1,049.00	1,022.81	2.03	2.01	0.40
Class R	1,000.00	1,000.00	1,045.50	1,019.59	5.33	5.26	1.05
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
Columbia Integrated Large Cap Value Fund | Semiannual Report 2023	5

Portfolio of Investments
February 28, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.7%
Issuer	Shares	Value ($)
Communication Services 8.5%
Entertainment 1.4%
Electronic Arts, Inc.	34,066	3,779,282
Interactive Media & Services 4.8%
Alphabet, Inc., Class C(a)	54,708	4,940,132
Meta Platforms, Inc., Class A(a)	35,696	6,244,658
Pinterest, Inc., Class A(a)	60,777	1,526,111
Total		12,710,901
Media 2.3%
Charter Communications, Inc., Class A(a)	4,118	1,513,818
Comcast Corp., Class A	71,514	2,658,176
Fox Corp., Class A	51,466	1,802,339
Total		5,974,333
Total Communication Services		22,464,516
Consumer Discretionary 6.6%
Auto Components 0.5%
Gentex Corp.	46,509	1,327,832
Hotels, Restaurants & Leisure 1.3%
Expedia Group, Inc.(a)	31,273	3,407,819
Leisure Products 0.8%
Hasbro, Inc.	36,634	2,015,236
Specialty Retail 3.4%
AutoZone, Inc.(a)	2,230	5,544,984
Lowe’s Companies, Inc.	17,252	3,549,599
Total		9,094,583
Textiles, Apparel & Luxury Goods 0.6%
Capri Holdings Ltd.(a)	34,007	1,685,727
Total Consumer Discretionary		17,531,197
Consumer Staples 9.1%
Beverages 1.7%
PepsiCo, Inc.	25,613	4,444,624
Food & Staples Retailing 3.4%
U.S. Foods Holding Corp.(a)	73,123	2,744,306
Walmart, Inc.	43,861	6,233,964
Total		8,978,270
Common Stocks (continued)
Issuer	Shares	Value ($)
Food Products 0.9%
Hershey Co. (The)	10,466	2,494,257
Household Products 3.1%
Colgate-Palmolive Co.	33,136	2,428,869
Procter & Gamble Co. (The)	41,618	5,724,972
Total		8,153,841
Total Consumer Staples		24,070,992
Energy 8.0%
Energy Equipment & Services 0.7%
Schlumberger Ltd.	35,834	1,906,727
Oil, Gas & Consumable Fuels 7.3%
APA Corp.	30,991	1,189,435
Diamondback Energy, Inc.	24,339	3,421,577
EOG Resources, Inc.	36,359	4,109,294
Exxon Mobil Corp.	95,873	10,537,401
Total		19,257,707
Total Energy		21,164,434
Financials 18.8%
Banks 9.6%
Bank of America Corp.	176,466	6,052,784
Citigroup, Inc.	65,683	3,329,471
KeyCorp	214,979	3,931,966
U.S. Bancorp	77,514	3,699,743
Wells Fargo & Co.	149,587	6,996,184
Western Alliance Bancorp	18,074	1,341,814
Total		25,351,962
Capital Markets 2.9%
Morgan Stanley	29,070	2,805,255
State Street Corp.	54,824	4,861,792
Total		7,667,047
Consumer Finance 3.0%
American Express Co.	34,679	6,033,799
Capital One Financial Corp.	18,097	1,974,021
Total		8,007,820
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Integrated Large Cap Value Fund | Semiannual Report 2023

Portfolio of Investments  (continued)
February 28, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Insurance 3.3%
Arch Capital Group Ltd.(a)	37,946	2,656,220
Chubb Ltd.	6,676	1,408,769
Everest Re Group Ltd.	12,379	4,753,165
Total		8,818,154
Total Financials		49,844,983
Health Care 15.1%
Biotechnology 2.9%
Exelixis, Inc.(a)	96,403	1,646,563
Neurocrine Biosciences, Inc.(a)	21,484	2,215,001
Vertex Pharmaceuticals, Inc.(a)	13,439	3,901,207
Total		7,762,771
Health Care Equipment & Supplies 2.8%
Hologic, Inc.(a)	39,623	3,155,576
Medtronic PLC	50,137	4,151,343
Total		7,306,919
Health Care Providers & Services 3.8%
CVS Health Corp.	60,332	5,040,135
Elevance Health, Inc.	10,893	5,116,116
Total		10,156,251
Life Sciences Tools & Services 1.0%
Avantor, Inc.(a)	55,776	1,359,261
IQVIA Holdings, Inc.(a)	5,795	1,208,084
Total		2,567,345
Pharmaceuticals 4.6%
Johnson & Johnson	38,232	5,859,436
Merck & Co., Inc.	58,111	6,173,713
Total		12,033,149
Total Health Care		39,826,435
Industrials 11.2%
Building Products 1.6%
Fortune Brands Innovations, Inc.	20,898	1,294,631
Owens Corning	30,671	2,999,317
Total		4,293,948
Common Stocks (continued)
Issuer	Shares	Value ($)
Commercial Services & Supplies 2.0%
Clean Harbors, Inc.(a)	14,281	1,886,092
Waste Management, Inc.	22,320	3,342,643
Total		5,228,735
Construction & Engineering 1.2%
MasTec, Inc.(a)	34,251	3,347,008
Electrical Equipment 1.4%
Sensata Technologies Holding	73,619	3,723,649
Machinery 1.7%
Gates Industrial Corp. PLC(a)	153,850	2,160,054
Oshkosh Corp.	25,542	2,278,091
Total		4,438,145
Professional Services 1.7%
Booz Allen Hamilton Holding Corp.	21,287	2,016,518
CACI International, Inc., Class A(a)	8,578	2,513,354
Total		4,529,872
Trading Companies & Distributors 1.6%
MSC Industrial Direct Co., Inc., Class A	16,460	1,391,199
W.W. Grainger, Inc.	4,182	2,795,374
Total		4,186,573
Total Industrials		29,747,930
Information Technology 8.7%
Communications Equipment 1.7%
F5, Inc.(a)	15,482	2,213,617
Motorola Solutions, Inc.	8,193	2,153,202
Total		4,366,819
IT Services 4.1%
Akamai Technologies, Inc.(a)	38,273	2,778,620
Fidelity National Information Services, Inc.	37,826	2,397,033
FleetCor Technologies, Inc.(a)	11,086	2,381,162
PayPal Holdings, Inc.(a)	45,358	3,338,349
Total		10,895,164
Semiconductors & Semiconductor Equipment 0.7%
Texas Instruments, Inc.	11,531	1,976,990

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Integrated Large Cap Value Fund | Semiannual Report 2023	7

Portfolio of Investments  (continued)
February 28, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Software 2.2%
Dropbox, Inc., Class A(a)	107,559	2,194,204
Salesforce, Inc.(a)	21,710	3,551,973
Total		5,746,177
Total Information Technology		22,985,150
Materials 3.4%
Chemicals 2.3%
Axalta Coating Systems Ltd.(a)	102,439	3,052,682
Dow, Inc.	51,392	2,939,623
Total		5,992,305
Containers & Packaging 1.1%
Sealed Air Corp.	62,294	3,028,734
Total Materials		9,021,039
Real Estate 5.2%
Equity Real Estate Investment Trusts (REITS) 4.5%
Brixmor Property Group, Inc.	136,274	3,085,243
Camden Property Trust	17,236	1,978,003
Gaming and Leisure Properties, Inc.	41,167	2,218,078
Public Storage	15,031	4,493,518
Total		11,774,842
Real Estate Management & Development 0.7%
CBRE Group, Inc., Class A(a)	21,659	1,844,047
Total Real Estate		13,618,889
Common Stocks (continued)
Issuer	Shares	Value ($)
Utilities 4.1%
Electric Utilities 2.7%
Pinnacle West Capital Corp.	40,503	2,984,261
PPL Corp.	150,344	4,069,812
Total		7,054,073
Independent Power and Renewable Electricity Producers 1.4%
AES Corp. (The)	153,152	3,779,791
Total Utilities		10,833,864
Total Common Stocks (Cost $218,985,664)		261,109,429

Money Market Funds 1.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.748%(b),(c)	3,195,852	3,194,573
Total Money Market Funds (Cost $3,194,431)		3,194,573
Total Investments in Securities (Cost: $222,180,095)		264,304,002
Other Assets & Liabilities, Net		259,900
Net Assets		264,563,902

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at February 28, 2023.
(c)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended February 28, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.748%
	3,583,115	37,747,048	(38,135,723)	133	3,194,573	391	62,979	3,195,852
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in
The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Integrated Large Cap Value Fund | Semiannual Report 2023

Portfolio of Investments  (continued)
February 28, 2023 (Unaudited)
Fair value measurements  (continued)
pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at February 28, 2023:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	22,464,516	—	—	22,464,516
Consumer Discretionary	17,531,197	—	—	17,531,197
Consumer Staples	24,070,992	—	—	24,070,992
Energy	21,164,434	—	—	21,164,434
Financials	49,844,983	—	—	49,844,983
Health Care	39,826,435	—	—	39,826,435
Industrials	29,747,930	—	—	29,747,930
Information Technology	22,985,150	—	—	22,985,150
Materials	9,021,039	—	—	9,021,039
Real Estate	13,618,889	—	—	13,618,889
Utilities	10,833,864	—	—	10,833,864
Total Common Stocks	261,109,429	—	—	261,109,429
Money Market Funds	3,194,573	—	—	3,194,573
Total Investments in Securities	264,304,002	—	—	264,304,002
See the Portfolio of Investments for all investment classifications not indicated in the table.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Integrated Large Cap Value Fund | Semiannual Report 2023	9

Statement of Assets and Liabilities
February 28, 2023 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $218,985,664)	$261,109,429
Affiliated issuers (cost $3,194,431)	3,194,573
Cash	2,001
Receivable for:
Capital shares sold	148,616
Dividends	352,514
Expense reimbursement due from Investment Manager	3,268
Prepaid expenses	1,853
Other assets	46,204
Total assets	264,858,458
Liabilities
Payable for:
Capital shares purchased	185,201
Management services fees	5,461
Distribution and/or service fees	226
Transfer agent fees	63,999
Compensation of board members	9,006
Compensation of chief compliance officer	78
Audit fees	14,922
Other expenses	15,663
Total liabilities	294,556
Net assets applicable to outstanding capital stock	$264,563,902
Represented by
Paid in capital	204,916,902
Total distributable earnings (loss)	59,647,000
Total - representing net assets applicable to outstanding capital stock	$264,563,902
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Integrated Large Cap Value Fund | Semiannual Report 2023

Statement of Assets and Liabilities  (continued)
February 28, 2023 (Unaudited)
Class A
Net assets	$32,865,168
Shares outstanding	2,460,891
Net asset value per share	$13.35
Maximum sales charge	5.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$14.16
Advisor Class
Net assets	$134,083,305
Shares outstanding	10,028,328
Net asset value per share	$13.37
Class C
Net assets	$2,154
Shares outstanding	161
Net asset value per share(a)	$13.42
Institutional Class
Net assets	$96,111,190
Shares outstanding	7,146,012
Net asset value per share	$13.45
Institutional 2 Class
Net assets	$695,249
Shares outstanding	51,674
Net asset value per share	$13.45
Institutional 3 Class
Net assets	$804,679
Shares outstanding	59,812
Net asset value per share	$13.45
Class R
Net assets	$2,157
Shares outstanding	161
Net asset value per share(a)	$13.43

(a)	Net asset value per share rounds to this amount due to fractional shares outstanding.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Integrated Large Cap Value Fund | Semiannual Report 2023	11

Statement of Operations
Six Months Ended February 28, 2023 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$2,939,326
Dividends — affiliated issuers	62,979
Total income	3,002,305
Expenses:
Management services fees	1,125,195
Distribution and/or service fees
Class A	42,349
Class C	83
Class R	6
Transfer agent fees
Class A	24,785
Advisor Class	101,226
Class C	12
Institutional Class	92,584
Institutional 2 Class	277
Institutional 3 Class	19
Class R	2
Compensation of board members	11,275
Custodian fees	5,354
Printing and postage fees	10,695
Registration fees	46,966
Audit fees	14,922
Legal fees	8,347
Compensation of chief compliance officer	27
Other	61,833
Total expenses	1,545,957
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(699,515)
Fees waived by transfer agent
Institutional 3 Class	(9)
Expense reduction	(717)
Total net expenses	845,716
Net investment income	2,156,589
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	11,753,153
Investments — affiliated issuers	391
Net realized gain	11,753,544
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	1,394,215
Investments — affiliated issuers	133
Net change in unrealized appreciation (depreciation)	1,394,348
Net realized and unrealized gain	13,147,892
Net increase in net assets resulting from operations	$15,304,481
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Integrated Large Cap Value Fund | Semiannual Report 2023

Statement of Changes in Net Assets
	Six Months Ended February 28, 2023 (Unaudited)	Year Ended August 31, 2022 (a),(b)
Operations
Net investment income	$2,156,589	$5,170,370
Net realized gain	11,753,544	65,041,500
Net change in unrealized appreciation (depreciation)	1,394,348	(97,681,422)
Net increase (decrease) in net assets resulting from operations	15,304,481	(27,469,552)
Distributions to shareholders
Net investment income and net realized gains
Class A	(4,350,518)	(3,482,605)
Advisor Class	(18,161,617)	(51,340,591)
Class C	(421)	(3)
Institutional Class	(15,448,232)	(696,387)
Institutional 2 Class	(111,598)	(4,409)
Institutional 3 Class	(306)	(17)
Class R	(299)	(9)
Class R6	—	(3,864,120)
Total distributions to shareholders	(38,072,991)	(59,388,141)
Increase (decrease) in net assets from capital stock activity	(44,776,160)	76,293,216
Redemption fees	—	30
Total decrease in net assets	(67,544,670)	(10,564,447)
Net assets at beginning of period	332,108,572	342,673,019
Net assets at end of period	$264,563,902	$332,108,572

(a)	Class R6 shares are based on operations from September 1, 2021 through the liquidation of Class R6 shares of the Predecessor Fund prior to the Reorganization described in the Notes to Financial Statements.
(b)	Class C, Institutional Class, Institutional 2 Class, Institutional 3 Class, and Class R shares are based on operations from January 26, 2022 (commencement of operations) through the stated period end.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Integrated Large Cap Value Fund | Semiannual Report 2023	13

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	February 28, 2023 (Unaudited)		August 31, 2022 (a),(b)
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions	15,647	215,509	62,515	998,413
Fund reorganization	—	—	1,901,735(c)	29,561,709(c)
Distributions reinvested	326,062	4,317,138	209,483	3,404,751
Redemptions	(336,730)	(4,678,049)	(691,968)	(10,867,655)
Net increase (decrease)	4,979	(145,402)	1,481,765	23,097,218
Advisor Class
Subscriptions	1,558,353	21,252,531	3,067,030	51,067,146
Fund reorganization	—	—	15,894,230(c)	247,297,962(c)
Distributions reinvested	913,184	12,105,587	2,964,372	48,526,335
Redemptions	(2,701,470)	(37,290,645)	(26,593,500)	(426,108,839)
Net decrease	(229,933)	(3,932,527)	(4,667,868)	(79,217,396)
Class C
Subscriptions	—	—	3,836	55,500
Distributions reinvested	9	127	—	—
Redemptions	(3,684)	(51,695)	—	—
Net increase (decrease)	(3,675)	(51,568)	3,836	55,500
Institutional Class
Subscriptions	254,179	3,577,317	16,934,795	271,307,013
Distributions reinvested	1,156,366	15,429,455	50,395	696,048
Redemptions	(4,192,081)	(60,179,976)	(7,057,642)	(104,513,477)
Net increase (decrease)	(2,781,536)	(41,173,204)	9,927,548	167,489,584
Institutional 2 Class
Subscriptions	—	—	74,067	1,094,096
Distributions reinvested	8,340	111,292	319	4,393
Redemptions	(27,686)	(392,940)	(3,366)	(48,662)
Net increase (decrease)	(19,346)	(281,648)	71,020	1,049,827
Institutional 3 Class
Subscriptions	59,672	808,468	160	2,500
Redemptions	(20)	(279)	—	—
Net increase	59,652	808,189	160	2,500
Class R
Subscriptions	—	—	161	2,500
Net increase	—	—	161	2,500
Class R6
Subscriptions	—	—	241,999	4,417,303
Distributions reinvested	—	—	225,333	3,753,432
Redemptions	—	—	(2,527,701)	(44,357,252)
Net decrease	—	—	(2,060,369)	(36,186,517)
Total net increase (decrease)	(2,969,859)	(44,776,160)	4,756,253	76,293,216

(a)	Class R6 shares are based on operations from September 1, 2021 through the liquidation of Class R6 shares of the Predecessor Fund prior to the Reorganization described in the Notes to Financial Statements.
(b)	Class C, Institutional Class, Institutional 2 Class, Institutional 3 Class, and Class R shares are based on operations from January 26, 2022 (commencement of operations) through the stated period end.
(c)	Represents the acquisition of BMO Dividend Income Fund and BMO Low Volatility Fund in connection with the Fund Reorganizations. See Note 9 of the Notes to Financial Statements for additional information.
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Integrated Large Cap Value Fund | Semiannual Report 2023

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Columbia Integrated Large Cap Value Fund | Semiannual Report 2023	15

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. For periods ended 2022 and thereafter, per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 2/28/2023 (Unaudited)	$14.57	0.08	0.58	0.66	(0.11)	(1.77)	(1.88)
Year Ended 8/31/2022(f)	$19.06	0.18	(1.27)	(1.09)	(0.18)	(3.22)	(3.40)
Year Ended 8/31/2021(h)	$13.52	0.18	5.53	5.71	(0.17)	—	(0.17)
Year Ended 8/31/2020	$13.72	0.22	(0.18)	0.04	(0.24)	—	(0.24)
Year Ended 8/31/2019	$16.59	0.26	(1.46)	(1.20)	(0.27)	(1.40)	(1.67)
Year Ended 8/31/2018	$15.85	0.16	2.22	2.38	(0.19)	(1.45)	(1.64)
Advisor Class
Six Months Ended 2/28/2023 (Unaudited)	$14.59	0.10	0.58	0.68	(0.13)	(1.77)	(1.90)
Year Ended 8/31/2022(f)	$19.08	0.21	(1.26)	(1.05)	(0.22)	(3.22)	(3.44)
Year Ended 8/31/2021(h)	$13.53	0.22	5.54	5.76	(0.21)	—	(0.21)
Year Ended 8/31/2020	$13.74	0.27	(0.20)	0.07	(0.28)	—	(0.28)
Year Ended 8/31/2019	$16.61	0.30	(1.46)	(1.16)	(0.31)	(1.40)	(1.71)
Year Ended 8/31/2018	$15.88	0.28	2.14	2.42	(0.24)	(1.45)	(1.69)
Class C
Six Months Ended 2/28/2023 (Unaudited)	$14.64	0.03	0.58	0.61	(0.06)	(1.77)	(1.83)
Year Ended 8/31/2022(i)	$15.57	0.07	(0.98)	(0.91)	(0.02)	—	(0.02)
Institutional Class
Six Months Ended 2/28/2023 (Unaudited)	$14.66	0.10	0.59	0.69	(0.13)	(1.77)	(1.90)
Year Ended 8/31/2022(i)	$15.59	0.13	(0.97)	(0.84)	(0.09)	—	(0.09)
Institutional 2 Class
Six Months Ended 2/28/2023 (Unaudited)	$14.67	0.11	0.58	0.69	(0.14)	(1.77)	(1.91)
Year Ended 8/31/2022(i)	$15.59	0.16	(0.98)	(0.82)	(0.10)	—	(0.10)
Institutional 3 Class
Six Months Ended 2/28/2023 (Unaudited)	$14.67	0.10	0.59	0.69	(0.14)	(1.77)	(1.91)
Year Ended 8/31/2022(i)	$15.59	0.15	(0.96)	(0.81)	(0.11)	—	(0.11)
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Integrated Large Cap Value Fund | Semiannual Report 2023

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b),(c)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 2/28/2023 (Unaudited)	$13.35	4.73%	1.25%(d)	0.79%(d),(e)	1.22%(d)	19%	$32,865
Year Ended 8/31/2022(f)	$14.57	(6.97%)	1.17%(g)	0.79%(g)	1.11%	51%	$35,789
Year Ended 8/31/2021(h)	$19.06	42.53%	0.86%	0.79%	1.17%	60%	$18,563
Year Ended 8/31/2020	$13.52	0.43%	0.85%	0.79%	1.62%	76%	$14,047
Year Ended 8/31/2019	$13.72	(7.15%)	0.85%	0.79%	1.78%	67%	$18,621
Year Ended 8/31/2018	$16.59	15.57%	0.91%	0.89%	0.82%	54%	$22,602
Advisor Class
Six Months Ended 2/28/2023 (Unaudited)	$13.37	4.86%	1.00%(d)	0.54%(d),(e)	1.47%(d)	19%	$134,083
Year Ended 8/31/2022(f)	$14.59	(6.72%)	0.89%(g)	0.54%(g)	1.28%	51%	$149,646
Year Ended 8/31/2021(h)	$19.08	42.93%	0.61%	0.54%	1.42%	60%	$284,731
Year Ended 8/31/2020	$13.53	0.70%	0.60%	0.54%	1.90%	76%	$213,466
Year Ended 8/31/2019	$13.74	(6.97%)	0.59%	0.54%	2.01%	67%	$224,930
Year Ended 8/31/2018	$16.61	15.83%	0.67%	0.64%	1.64%	54%	$287,685
Class C
Six Months Ended 2/28/2023 (Unaudited)	$13.42	4.29%	1.99%(d)	1.53%(d),(e)	0.42%(d)	19%	$2
Year Ended 8/31/2022(i)	$14.64	(5.85%)	1.97%(d),(g)	1.53%(d),(g)	0.82%(d)	51%	$56
Institutional Class
Six Months Ended 2/28/2023 (Unaudited)	$13.45	4.90%	1.00%(d)	0.54%(d),(e)	1.47%(d)	19%	$96,111
Year Ended 8/31/2022(i)	$14.66	(5.36%)	0.97%(d),(g)	0.53%(d),(g)	1.44%(d)	51%	$145,571
Institutional 2 Class
Six Months Ended 2/28/2023 (Unaudited)	$13.45	4.87%	0.92%(d)	0.45%(d)	1.57%(d)	19%	$695
Year Ended 8/31/2022(i)	$14.67	(5.25%)	0.89%(d),(g)	0.45%(d),(g)	1.81%(d)	51%	$1,042
Institutional 3 Class
Six Months Ended 2/28/2023 (Unaudited)	$13.45	4.90%	0.90%(d)	0.40%(d)	1.57%(d)	19%	$805
Year Ended 8/31/2022(i)	$14.67	(5.22%)	0.86%(d),(g)	0.40%(d),(g)	1.63%(d)	51%	$2
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Integrated Large Cap Value Fund | Semiannual Report 2023	17

Financial Highlights  (continued)
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class R
Six Months Ended 2/28/2023 (Unaudited)	$14.65	0.07	0.58	0.65	(0.10)	(1.77)	(1.87)
Year Ended 8/31/2022(i)	$15.57	0.09	(0.95)	(0.86)	(0.06)	—	(0.06)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by BMO Asset Management Corp, and certain of its affiliates, if applicable, for the account periods prior to the closing of the Reorganization, which occurred on January 21, 2022.
(d)	Annualized.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.
(f)	Redemption fees consisted of per share amounts less than $0.01.
(g)	Ratios include interfund lending expense which is less than 0.01%.
(h)	Net investment income (loss) per share calculated using the average shares method.
(i)	Class C, Institutional Class, Institutional 2 Class, Institutional 3 Class and Class R shares commenced operations on January 26, 2022. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia Integrated Large Cap Value Fund | Semiannual Report 2023

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b),(c)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class R
Six Months Ended 2/28/2023 (Unaudited)	$13.43	4.55%	1.52%(d)	1.05%(d),(e)	0.93%(d)	19%	$2
Year Ended 8/31/2022(i)	$14.65	(5.55%)	1.47%(d),(g)	1.03%(d),(g)	1.00%(d)	51%	$2
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Integrated Large Cap Value Fund | Semiannual Report 2023	19

Notes to Financial Statements
February 28, 2023 (Unaudited)
Note 1. Organization
Columbia Integrated Large Cap Value Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Class C shares automatically convert to Class A shares after 8 years. Advisor Class, Institutional Class, Institutional 2 Class, Institutional 3 Class and Class R shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus. Class R6 shares were liquidated prior to the Reorganization described in Note 9.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy approved by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
20	Columbia Integrated Large Cap Value Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
February 28, 2023 (Unaudited)
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Redemption Fees
The Predecessor Fund (as defined in Note 9) imposed a 2% redemption fee on shares held for 30 days or less. All redemption fees are recorded by the Fund as paid-in-capital and stated separately in the Statement of Changes in Net Assets.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Columbia Integrated Large Cap Value Fund | Semiannual Report 2023	21

Notes to Financial Statements  (continued)
February 28, 2023 (Unaudited)
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid each calendar quarter. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncement
Tailored Shareholder Reports
In October 2022, the Securities and Exchange Commission (SEC) adopted a final rule relating to Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements. The rule and form amendments will, among other things, require the Fund to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendment.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.75% to 0.55% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended February 28, 2023 was 0.75% of the Fund’s average daily net assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Compensation of board members" in the Statement of Operations.
22	Columbia Integrated Large Cap Value Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
February 28, 2023 (Unaudited)
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. Prior to January 1, 2023, SS&C GIDS was known as DST Asset Manager Solutions, Inc. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class. In addition, effective through December 31, 2023, Institutional 3 Class shares are subject to a contractual transfer agency fee annual limitation of not more than 0.01% of the average daily net assets attributable to that share class.
For the six months ended February 28, 2023, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.15
Advisor Class	0.15
Class C	0.15
Institutional Class	0.15
Institutional 2 Class	0.06
Institutional 3 Class	0.01
Class R	0.15
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended February 28, 2023, these minimum account balance fees reduced total expenses of the Fund by $717.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at the maximum annual rates of up to 0.25%, 1.00% and 0.50% of the Fund’s average daily net assets attributable to Class A, Class C and Class R shares, respectively. For Class C shares, of the 1.00% fee, up to 0.75% can be reimbursed for distribution expenses and up to an additional 0.25% can be reimbursed for shareholder servicing expenses. For Class R shares, of the 0.50% fee, up to 0.25% can be reimbursed for shareholder servicing expenses.
Columbia Integrated Large Cap Value Fund | Semiannual Report 2023	23

Notes to Financial Statements  (continued)
February 28, 2023 (Unaudited)
Sales charges
Sales charges, including front-end charges and contingent deferred sales charges (CDSCs), received by the Distributor for distributing Fund shares for the six months ended February 28, 2023, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	5.75	0.50 - 1.00(a)	1,578
Class C	—	1.00(b)	—

(a)	This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.
(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
Fee rate(s) contractual through December 31, 2023
Class A	0.80%
Advisor Class	0.55
Class C	1.55
Institutional Class	0.55
Institutional 2 Class	0.46
Institutional 3 Class	0.40
Class R	1.05
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. In addition to the contractual agreement, the Investment Manager and certain of its affiliates have voluntarily agreed to waive fees and/or reimburse Fund expenses (excluding certain fees and expenses described above) so that Fund level expenses (expenses directly attributable to the Fund and not to a specific share class) are waived proportionately across all share classes. This arrangement may be revised or discontinued at any time. Reflected in the contractual cap commitment, effective through December 31, 2023, is the Transfer Agent’s contractual agreement to limit total transfer agency fees to an annual rate of not more than 0.01% for Institutional 3 Class of the average daily net assets attributable to that share class, unless sooner terminated at the sole discretion of the Board of Trustees. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
24	Columbia Integrated Large Cap Value Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
February 28, 2023 (Unaudited)
At February 28, 2023, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
222,180,000	50,028,000	(7,904,000)	42,124,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $56,570,922 and $136,978,010, respectively, for the six months ended February 28, 2023. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended February 28, 2023.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 27, 2022 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $950 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to
Columbia Integrated Large Cap Value Fund | Semiannual Report 2023	25

Notes to Financial Statements  (continued)
February 28, 2023 (Unaudited)
its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 27, 2022 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.11448% and (iii) the overnight bank funding rate, plus in each case, 1.00%.
The Fund had no borrowings during the six months ended February 28, 2023.
Note 9. Fund reorganizations
Effective after the close of business on January 21, 2022 (the Closing Date), Columbia Integrated Large Cap Value Fund acquired all of the assets of BMO Large-Cap Value Fund (the Predecessor Fund), BMO Dividend Income Fund and BMO Low Volatility Equity Fund (each an Acquired Fund, and collectively, the Acquired Funds), each a series of BMO Funds, Inc. (the Predecessor Company), in exchange for shares of the Fund and the Fund’s assumption of (i) liabilities and obligations of the Acquired Funds reflected in the Statements of Assets and Liabilities prepared as of the close of regular trading on the New York Stock Exchange on the Closing Date in accordance with GAAP and (ii) any obligation of the Acquired Funds to indemnify the members of the Board of Directors of the Predecessor Company under the Predecessor Company’s Articles of Incorporation and By-Laws (the Reorganizations). The Predecessor Fund is considered the accounting survivor of the Reorganizations. Accordingly, the Fund adopted the performance and financial history of the Predecessor Fund.
The purpose of the Reorganizations was to combine three funds with comparable investment objectives and strategies.
The Board of Directors of the Predecessor Company approved agreements and plans of reorganization providing for the Reorganizations at a meeting held in August 2021. Shareholders of BMO Dividend Income Fund and BMO Large-Cap Value Fund approved the Reorganizations at a joint meeting held November 23, 2021, and shareholders of BMO Low Volatility Equity Fund approved the Reorganizations at a joint meeting held January 7, 2022.
The Reorganizations were accomplished by a tax-free exchange in which the Acquired Funds’ shareholders were issued shares of the Fund that were equal in aggregate net asset value to the shares of the Acquired Funds that those shareholders held immediately prior to the effective time of the Reorganizations.
The tax-free exchanges were: 17,905,076 shares of BMO Large-Cap Value Fund valued at $278,568,671 (including $61,124,163 of unrealized appreciation/(depreciation)), 13,981,440 shares of BMO Dividend Income Fund valued at $181,315,640 (including $35,566,694 of unrealized appreciation/(depreciation)) and 8,340,907 shares of BMO Low Volatility Equity Fund valued at $95,544,031 (including $15,721,755 of unrealized appreciation/(depreciation)).
In connection with the Reorganizations, Columbia Integrated Large Cap Value Fund issued the following number of shares:
Shares
Class A	3,059,526
Advisor Class	32,641,515
For financial reporting purposes, net assets received from the Acquired Funds, and shares issued by Columbia Integrated Large Cap Value Fund were recorded at fair value. The Acquired Funds’ cost of investments was carried forward.
The Fund’s financial statements reflect both the operations of the Predecessor Fund for the period prior to the Reorganizations and the Fund for the period subsequent to the Reorganizations. Because the combined investment portfolios have been managed as a single integrated portfolio since the Reorganizations were completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Funds that have been included in the Fund’s Statement of Operations since the Reorganizations were completed.
26	Columbia Integrated Large Cap Value Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
February 28, 2023 (Unaudited)
Assuming the Reorganizations had been completed on September 1, 2021, the Fund’s pro-forma results of operations for the year ended August 31, 2022 would have been approximately:
($)
Net investment income	7,276,000
Net realized gain	159,215,000
Net change in unrealized appreciation/(depreciation)	(181,663,000)
Net decrease in net assets from operations	(15,172,000)
Note 10. Significant risks
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The large-scale invasion of Ukraine by Russia in February 2022 has resulted in sanctions and market disruptions, including declines in regional and global stock markets, unusual volatility in global commodity markets and significant devaluations of Russian currency. The extent and duration of the military action are impossible to predict but could be significant. Market disruption caused by the Russian military action, and any counter-measures or responses thereto (including international sanctions, a downgrade in the country’s credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could have severe adverse impacts on regional and/or global securities and commodities markets, including markets for oil and natural gas. These impacts may include reduced market liquidity, distress in credit markets, further disruption of global supply chains, increased risk of inflation, and limited access to investments in certain international markets and/or issuers. These developments and other related events could negatively impact Fund performance.
Shareholder concentration risk
At February 28, 2023, three unaffiliated shareholders of record owned 71.7% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 11. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted below, there were no items requiring adjustment of the financial statements or additional disclosure.
Following the period end, shareholders of the Fund redeemed $55,641,041, which represented approximately 21.0% of the Fund’s net assets as of February 28, 2023.
Columbia Integrated Large Cap Value Fund | Semiannual Report 2023	27

Notes to Financial Statements  (continued)
February 28, 2023 (Unaudited)
Note 12. Change in Independent Registered Public Accounting Firm
At a meeting held on November 23, 2021, the Board of Trustees of Columbia Funds Series Trust II, upon recommendation of the Audit Committee, approved the appointment of Cohen & Company, Ltd. ("Cohen") as the independent registered public accounting firm for the Fund. Effective November 10, 2021, KPMG, LLP ("KPMG"), the independent registered public accounting firm for the Fund’s fiscal year ended August 31, 2021, was dismissed.
KPMG’s reports on the financial statements of the Fund as of and for the fiscal years ended August 31, 2021 and August 31, 2020 contained no adverse opinion or disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope or accounting principles. During such fiscal years and through the November 10, 2021, there were no: (1) disagreements between the Fund and KPMG on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure which, if not resolved to KPMG’s satisfaction, would have caused them to make reference to the subject matter of the disagreement in connection with their reports on the Fund’s financial statements for such periods, or (2) reportable events as defined under the Securities Exchange Act of 1934, as amended.
At a meeting held on November 4, 2022, the Board of Trustees of Columbia Funds Series Trust II, upon recommendation of the Audit Committee, approved and appointed PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm for the Fund. Effective November 16, 2022 (the Dismissal Date), Cohen, the independent registered public accounting firm for the Fund’s fiscal year ended August 31, 2022, was dismissed.
Cohen’s report on the financial statements of the Fund as of and for the fiscal year ended August 31, 2022 contained no adverse opinion or disclaimer of opinion and was not qualified or modified as to uncertainty, audit scope or accounting principles. During such fiscal year and through the Dismissal Date, there were no: (1) disagreements between the Fund and Cohen on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure which, if not resolved to Cohen’s satisfaction, would have caused them to make reference to the subject matter of the disagreement in connection with their reports on the Fund’s financial statements for such period, or (2) reportable events of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.
During the fiscal year ended August 31, 2022, neither the Fund, nor anyone on its behalf, consulted PwC regarding: (1) the application of accounting principles to a specified transaction, either completed or proposed, (2) the type of audit opinion that might be rendered on the Fund’s financial statements, or (3) any matter that was either the subject of a disagreement or a reportable event, as such terms are described in Item 304(a)(1)(v) of Regulation S-K of the Securities Exchange Act of 1934, as amended.
Note 13. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provides services to the Fund.
28	Columbia Integrated Large Cap Value Fund | Semiannual Report 2023

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Columbia Integrated Large Cap Value Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2023 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR317_08_N01_(04/23)

Semiannual Report
February 28, 2023 (Unaudited)
Columbia Integrated Large Cap Growth Fund
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

If you elect to receive the shareholder report for Columbia Integrated Large Cap Growth Fund (the Fund) in paper, mailed to you, the Fund mails one shareholder report to each shareholder address, unless such shareholder elects to receive shareholder reports from the Fund electronically via e-mail or by having a paper notice mailed to you (Postcard Notice) that your Fund’s shareholder report is available at the Columbia funds’ website (columbiathreadneedleus.com/investor/). If you would like more than one report in paper to be mailed to you, or would like to elect to receive reports via e-mail or access them through Postcard Notice, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, is available on columbiathreadneedleus.com/investor/ or can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
290 Congress Street
Boston, MA 02210
Fund distributor
Columbia Management Investment Distributors, Inc.
290 Congress Street
Boston, MA 02210
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Integrated Large Cap Growth Fund  |  Semiannual Report 2023

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks to provide shareholders with capital appreciation.
Portfolio management
Ernesto Ramos, Ph.D.
Co-Portfolio Manager
Managed Fund since January 21, 2022 (Managed Predecessor Fund 2012 - December 2020 and June 2021 - January 21, 2022)
J.P. Gurnee, CFA
Co-Portfolio Manager
Managed Fund since January 21, 2022 (Managed Predecessor Fund December 2020 - January 21, 2022)
Jason Hans, CFA
Co-Portfolio Manager
Managed Fund since January 21, 2022 (Managed Predecessor Fund February 2012 - January 21, 2022)
Morningstar style boxTM
The Morningstar Style Box is based on a fund’s portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.
© 2023 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.
Average annual total returns (%) (for the period ended February 28, 2023)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A*	Excluding sales charges	05/27/14	-0.33	-11.86	9.16	13.17
	Including sales charges		-6.08	-16.92	7.87	12.50
Advisor Class		01/31/08	-0.28	-11.72	9.40	13.44
Class C*	Excluding sales charges	01/26/22	-0.78	-12.59	8.31	12.32
	Including sales charges		-1.52	-13.25	8.31	12.32
Institutional Class*		01/26/22	-0.27	-11.70	9.40	13.44
Institutional 2 Class*		01/26/22	-0.34	-11.71	9.40	13.44
Institutional 3 Class*		12/28/15	-0.26	-11.62	9.56	13.56
Class R*		01/26/22	-0.59	-12.17	8.85	12.87
Russell 1000 Growth Index			-1.24	-13.34	11.54	14.26
The Fund’s performance prior to January 21, 2022 reflects returns achieved by BMO Large-Cap Growth Fund (the Predecessor Fund), a series of BMO Funds, Inc. The Predecessor Fund was managed by BMO Asset Management Corp. (BMO AM) and had the same investment objective and a substantially identical investment strategy to the Fund.
Returns for Class A shares are shown with and without the maximum initial sales charge of 5.75%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates and any predecessor firms that were in place during the performance periods shown. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The Russell 1000® Growth Index, an unmanaged index, measures the performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Columbia Integrated Large Cap Growth Fund | Semiannual Report 2023	3

Fund at a Glance   (continued)
(Unaudited)
Portfolio breakdown (%) (at February 28, 2023)
Common Stocks	97.8
Money Market Funds	2.2
Total	100.0
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Equity sector breakdown (%) (at February 28, 2023)
Communication Services	9.2
Consumer Discretionary	15.0
Consumer Staples	6.3
Energy	1.5
Financials	4.0
Health Care	12.3
Industrials	5.9
Information Technology	43.8
Materials	0.7
Real Estate	1.3
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.
Equity sub-industry breakdown (%) (at February 28, 2023)
Information Technology
Application Software	6.0
Communications Equipment	1.5
Data Processing & Outsourced Services	6.8
Internet Services & Infrastructure	1.4
Semiconductors	8.9
Systems Software	9.9
Technology Hardware, Storage & Peripherals	9.3
Total	43.8
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

4	Columbia Integrated Large Cap Growth Fund | Semiannual Report 2023

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
September 1, 2022 — February 28, 2023
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	996.70	1,021.77	3.02	3.06	0.61
Advisor Class	1,000.00	1,000.00	997.20	1,022.27	2.53	2.56	0.51
Class C	1,000.00	1,000.00	992.20	1,017.31	7.46	7.55	1.51
Institutional Class	1,000.00	1,000.00	997.30	1,022.27	2.53	2.56	0.51
Institutional 2 Class	1,000.00	1,000.00	996.60	1,022.51	2.28	2.31	0.46
Institutional 3 Class	1,000.00	1,000.00	997.40	1,022.81	1.98	2.01	0.40
Class R	1,000.00	1,000.00	994.10	1,019.79	4.99	5.06	1.01
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
Columbia Integrated Large Cap Growth Fund | Semiannual Report 2023	5

Portfolio of Investments
February 28, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 97.7%
Issuer	Shares	Value ($)
Communication Services 8.9%
Entertainment 1.5%
Electronic Arts, Inc.	34,205	3,794,703
Interactive Media & Services 7.4%
Alphabet, Inc., Class A(a)	30,483	2,745,299
Alphabet, Inc., Class C(a)	107,133	9,674,110
Meta Platforms, Inc., Class A(a)	28,122	4,919,662
Pinterest, Inc., Class A(a)	32,874	825,466
Total		18,164,537
Total Communication Services		21,959,240
Consumer Discretionary 14.6%
Automobiles 1.5%
Tesla, Inc.(a)	17,405	3,580,383
Hotels, Restaurants & Leisure 2.9%
Expedia Group, Inc.(a)	25,376	2,765,223
Starbucks Corp.	42,235	4,311,771
Total		7,076,994
Internet & Direct Marketing Retail 4.3%
Amazon.com, Inc.(a)	112,827	10,631,688
Leisure Products 1.1%
YETI Holdings, Inc.(a)	71,761	2,797,244
Specialty Retail 4.8%
AutoZone, Inc.(a)	1,650	4,102,791
Lowe’s Companies, Inc.	9,203	1,893,517
Ulta Beauty, Inc.(a)	7,777	4,034,708
Williams-Sonoma, Inc.	14,456	1,805,843
Total		11,836,859
Total Consumer Discretionary		35,923,168
Consumer Staples 6.1%
Beverages 4.0%
Monster Beverage Corp.(a)	41,259	4,198,516
PepsiCo, Inc.	32,555	5,649,269
Total		9,847,785
Food Products 0.8%
Hershey Co. (The)	7,738	1,844,120
Common Stocks (continued)
Issuer	Shares	Value ($)
Personal Products 1.3%
Estee Lauder Companies, Inc. (The), Class A	13,605	3,306,695
Total Consumer Staples		14,998,600
Energy 1.5%
Energy Equipment & Services 1.0%
Halliburton Co.	69,231	2,508,239
Oil, Gas & Consumable Fuels 0.5%
EOG Resources, Inc.	10,608	1,198,916
Total Energy		3,707,155
Financials 3.9%
Banks 1.6%
U.S. Bancorp	58,019	2,769,247
Western Alliance Bancorp	17,254	1,280,937
Total		4,050,184
Capital Markets 0.8%
MSCI, Inc.	3,928	2,051,005
Consumer Finance 0.6%
American Express Co.	8,015	1,394,530
Insurance 0.9%
Progressive Corp. (The)	15,317	2,198,296
Total Financials		9,694,015
Health Care 12.1%
Biotechnology 5.5%
Exelixis, Inc.(a)	107,432	1,834,939
Incyte Corp.(a)	30,683	2,361,977
Neurocrine Biosciences, Inc.(a)	21,104	2,175,823
Seagen, Inc.(a)	12,454	2,237,859
Vertex Pharmaceuticals, Inc.(a)	16,235	4,712,858
Total		13,323,456
Health Care Providers & Services 3.7%
Cigna Corp. (The)	14,097	4,117,733
UnitedHealth Group, Inc.	10,404	4,951,680
Total		9,069,413
Health Care Technology 1.7%
Veeva Systems Inc., Class A(a)	25,394	4,206,770
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Integrated Large Cap Growth Fund | Semiannual Report 2023

Portfolio of Investments  (continued)
February 28, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Pharmaceuticals 1.2%
Eli Lilly & Co.	9,605	2,989,268
Total Health Care		29,588,907
Industrials 5.8%
Aerospace & Defense 1.1%
Axon Enterprise, Inc.(a)	13,967	2,797,730
Commercial Services & Supplies 1.1%
Waste Management, Inc.	18,661	2,794,671
Construction & Engineering 1.0%
WillScot Mobile Mini Holdings Corp.(a)	47,483	2,440,626
Electrical Equipment 0.6%
Acuity Brands, Inc.	6,962	1,350,350
Machinery 1.3%
ITT, Inc.	14,631	1,329,811
Snap-On, Inc.	7,607	1,891,709
Total		3,221,520
Professional Services 0.7%
Booz Allen Hamilton Holding Corp.	16,613	1,573,750
Total Industrials		14,178,647
Information Technology 42.8%
Communications Equipment 1.5%
F5, Inc.(a)	4,508	644,554
Motorola Solutions, Inc.	11,347	2,982,105
Total		3,626,659
IT Services 8.0%
FleetCor Technologies, Inc.(a)	12,760	2,740,721
GoDaddy, Inc., Class A(a)	44,434	3,364,098
MasterCard, Inc., Class A	25,963	9,224,394
PayPal Holdings, Inc.(a)	59,452	4,375,667
Total		19,704,880
Semiconductors & Semiconductor Equipment 8.7%
Advanced Micro Devices, Inc.(a)	23,304	1,831,228
Broadcom, Inc.	10,846	6,445,669
NVIDIA Corp.	23,225	5,391,916
QUALCOMM, Inc.	48,366	5,974,652
Texas Instruments, Inc.	10,075	1,727,359
Total		21,370,824
Common Stocks (continued)
Issuer	Shares	Value ($)
Software 15.5%
Adobe, Inc.(a)	17,806	5,768,254
Autodesk, Inc.(a)	8,394	1,667,804
Crowdstrike Holdings, Inc., Class A(a)	8,198	989,417
Dropbox, Inc., Class A(a)	102,311	2,087,144
Microsoft Corp.	77,885	19,426,077
New Relic, Inc.(a)	22,090	1,611,907
ServiceNow, Inc.(a)	7,574	3,273,255
Workday, Inc., Class A(a)	16,947	3,143,160
Total		37,967,018
Technology Hardware, Storage & Peripherals 9.1%
Apple, Inc.	150,941	22,250,213
Total Information Technology		104,919,594
Materials 0.7%
Containers & Packaging 0.7%
Sealed Air Corp.	33,990	1,652,594
Total Materials		1,652,594
Real Estate 1.3%
Real Estate Management & Development 1.3%
CBRE Group, Inc., Class A(a)	37,283	3,174,275
Total Real Estate		3,174,275
Total Common Stocks (Cost $166,133,048)		239,796,195

Money Market Funds 2.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.748%(b),(c)	5,464,249	5,462,064
Total Money Market Funds (Cost $5,461,989)		5,462,064
Total Investments in Securities (Cost: $171,595,037)		245,258,259
Other Assets & Liabilities, Net		124,406
Net Assets		245,382,665

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Integrated Large Cap Growth Fund | Semiannual Report 2023	7

Portfolio of Investments  (continued)
February 28, 2023 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at February 28, 2023.
(c)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended February 28, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.748%
	3,862,804	54,372,354	(52,772,924)	(170)	5,462,064	102	55,565	5,464,249
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at February 28, 2023:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	21,959,240	—	—	21,959,240
Consumer Discretionary	35,923,168	—	—	35,923,168
Consumer Staples	14,998,600	—	—	14,998,600
Energy	3,707,155	—	—	3,707,155
Financials	9,694,015	—	—	9,694,015
Health Care	29,588,907	—	—	29,588,907
Industrials	14,178,647	—	—	14,178,647
The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Integrated Large Cap Growth Fund | Semiannual Report 2023

Portfolio of Investments  (continued)
February 28, 2023 (Unaudited)
Fair value measurements  (continued)
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Information Technology	104,919,594	—	—	104,919,594
Materials	1,652,594	—	—	1,652,594
Real Estate	3,174,275	—	—	3,174,275
Total Common Stocks	239,796,195	—	—	239,796,195
Money Market Funds	5,462,064	—	—	5,462,064
Total Investments in Securities	245,258,259	—	—	245,258,259
See the Portfolio of Investments for all investment classifications not indicated in the table.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Integrated Large Cap Growth Fund | Semiannual Report 2023	9

Statement of Assets and Liabilities
February 28, 2023 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $166,133,048)	$239,796,195
Affiliated issuers (cost $5,461,989)	5,462,064
Cash	118
Receivable for:
Capital shares sold	45,179
Dividends	134,278
Expense reimbursement due from Investment Manager	3,033
Prepaid expenses	1,658
Other assets	46,623
Total assets	245,489,148
Liabilities
Payable for:
Capital shares purchased	49,331
Management services fees	5,046
Distribution and/or service fees	143
Transfer agent fees	19,464
Compensation of board members	8,574
Compensation of chief compliance officer	66
Audit fees	14,922
Other expenses	8,937
Total liabilities	106,483
Net assets applicable to outstanding capital stock	$245,382,665
Represented by
Paid in capital	160,099,365
Total distributable earnings (loss)	85,283,300
Total - representing net assets applicable to outstanding capital stock	$245,382,665
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Integrated Large Cap Growth Fund | Semiannual Report 2023

Statement of Assets and Liabilities  (continued)
February 28, 2023 (Unaudited)
Class A
Net assets	$52,285,195
Shares outstanding	3,836,505
Net asset value per share	$13.63
Maximum sales charge	5.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$14.46
Advisor Class
Net assets	$25,711,798
Shares outstanding	1,847,442
Net asset value per share	$13.92
Class C
Net assets	$3,574
Shares outstanding	264
Net asset value per share(a)	$13.53
Institutional Class
Net assets	$70,807,585
Shares outstanding	5,080,558
Net asset value per share	$13.94
Institutional 2 Class
Net assets	$122,066
Shares outstanding	8,760
Net asset value per share	$13.93
Institutional 3 Class
Net assets	$96,450,752
Shares outstanding	6,897,753
Net asset value per share	$13.98
Class R
Net assets	$1,695
Shares outstanding	124
Net asset value per share(a)	$13.62

(a)	Net asset value per share rounds to this amount due to fractional shares outstanding.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Integrated Large Cap Growth Fund | Semiannual Report 2023	11

Statement of Operations
Six Months Ended February 28, 2023 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$941,420
Dividends — affiliated issuers	55,565
Interfund lending	30
Total income	997,015
Expenses:
Management services fees	917,139
Distribution and/or service fees
Class A	26,159
Class C	19
Class R	4
Transfer agent fees
Class A	32,590
Advisor Class	19,774
Class C	2
Institutional Class	46,095
Institutional 2 Class	45
Institutional 3 Class	2,772
Class R	1
Compensation of board members	10,712
Custodian fees	2,094
Printing and postage fees	10,425
Registration fees	45,143
Audit fees	14,922
Legal fees	7,873
Compensation of chief compliance officer	23
Other	61,340
Total expenses	1,197,132
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(592,758)
Expense reduction	(700)
Total net expenses	603,674
Net investment income	393,341
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	1,660,447
Investments — affiliated issuers	102
Net realized gain	1,660,549
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(1,938,012)
Investments — affiliated issuers	(170)
Net change in unrealized appreciation (depreciation)	(1,938,182)
Net realized and unrealized loss	(277,633)
Net increase in net assets resulting from operations	$115,708
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Integrated Large Cap Growth Fund | Semiannual Report 2023

Statement of Changes in Net Assets
	Six Months Ended February 28, 2023 (Unaudited)	Year Ended August 31, 2022 (a)
Operations
Net investment income	$393,341	$899,469
Net realized gain	1,660,549	110,357,496
Net change in unrealized appreciation (depreciation)	(1,938,182)	(199,384,850)
Net increase (decrease) in net assets resulting from operations	115,708	(88,127,885)
Distributions to shareholders
Net investment income and net realized gains
Class A	(13,522,959)	(246,598)
Advisor Class	(6,382,265)	(27,671,125)
Class C	(995)	—
Institutional Class	(16,988,688)	—
Institutional 2 Class	(30,029)	—
Institutional 3 Class	(23,658,084)	(56,772,058)
Class R	(538)	—
Investor Class	—	(13,323,922)
Total distributions to shareholders	(60,583,558)	(98,013,703)
Increase (decrease) in net assets from capital stock activity	51,948,083	(148,070,471)
Redemption fees	—	20
Total decrease in net assets	(8,519,767)	(334,212,039)
Net assets at beginning of period	253,902,432	588,114,471
Net assets at end of period	$245,382,665	$253,902,432

(a)	Class C, Institutional Class, Institutional 2 Class, and Class R shares are based on operations from January 26, 2022 (commencement of operations) through the stated period end.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Integrated Large Cap Growth Fund | Semiannual Report 2023	13

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	February 28, 2023 (Unaudited)		August 31, 2022 (a)
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions	126,596	2,148,307	3,283,034	66,942,122
Distributions reinvested	984,011	13,185,752	10,578	246,598
Redemptions	(363,665)	(5,213,786)	(262,351)	(5,197,256)
Net increase	746,942	10,120,273	3,031,261	61,991,464
Advisor Class
Subscriptions	186,750	2,739,878	686,569	15,461,705
Distributions reinvested	438,464	5,998,191	1,121,682	26,347,865
Redemptions	(1,135,340)	(19,509,894)	(5,641,994)	(125,324,561)
Net decrease	(510,126)	(10,771,825)	(3,833,743)	(83,514,991)
Class C
Subscriptions	—	—	230	4,500
Distributions reinvested	34	456	—	—
Net increase	34	456	230	4,500
Institutional Class
Subscriptions	364,545	5,295,738	4,978,716	104,642,992
Distributions reinvested	1,238,595	16,968,753	—	—
Redemptions	(1,165,465)	(19,473,027)	(335,833)	(6,336,622)
Net increase	437,675	2,791,464	4,642,883	98,306,370
Institutional 2 Class
Subscriptions	—	—	8,316	152,793
Distributions reinvested	2,153	29,489	—	—
Redemptions	(1,706)	(27,554)	(3)	(45)
Net increase	447	1,935	8,313	152,748
Institutional 3 Class
Subscriptions	1,838,910	31,687,261	1,221,581	28,290,217
Distributions reinvested	1,719,813	23,630,231	2,404,299	56,629,103
Redemptions	(359,742)	(5,511,712)	(12,195,076)	(253,954,561)
Net increase (decrease)	3,198,981	49,805,780	(8,569,196)	(169,035,241)
Class R
Subscriptions	—	—	124	2,500
Net increase	—	—	124	2,500
Investor Class
Subscriptions	—	—	35,788	899,427
Distributions reinvested	—	—	558,721	12,932,997
Redemptions	—	—	(3,379,215)	(69,810,245)
Net decrease	—	—	(2,784,706)	(55,977,821)
Total net increase (decrease)	3,873,953	51,948,083	(7,504,834)	(148,070,471)

(a)	Class C, Institutional Class, Institutional 2 Class, and Class R shares are based on operations from January 26, 2022 (commencement of operations) through the stated period end.
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Integrated Large Cap Growth Fund | Semiannual Report 2023

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Columbia Integrated Large Cap Growth Fund | Semiannual Report 2023	15

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. For periods ended 2022 and thereafter, per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 2/28/2023 (Unaudited)	$18.13	0.02	(0.16)	(0.14)	(0.03)	(4.33)	(4.36)
Year Ended 8/31/2022	$27.22	0.03	(4.40)	(4.37)	(0.01)	(4.71)	(4.72)
Year Ended 8/31/2021(g)	$22.22	(0.01)	6.77	6.76	(0.04)	(1.72)	(1.76)
Year Ended 8/31/2020(g)	$17.94	0.04	5.12	5.16	(0.09)	(0.79)	(0.88)
Year Ended 8/31/2019	$20.96	0.09	(0.48)	(0.39)	(0.08)	(2.55)	(2.63)
Year Ended 8/31/2018	$17.46	0.05	4.45	4.50	—	(1.00)	(1.00)
Advisor Class
Six Months Ended 2/28/2023 (Unaudited)	$18.44	0.02	(0.15)	(0.13)	(0.06)	(4.33)	(4.39)
Year Ended 8/31/2022	$27.60	0.04	(4.42)	(4.38)	(0.07)	(4.71)	(4.78)
Year Ended 8/31/2021(g)	$22.49	0.05	6.86	6.91	(0.08)	(1.72)	(1.80)
Year Ended 8/31/2020(g)	$18.15	0.09	5.18	5.27	(0.14)	(0.79)	(0.93)
Year Ended 8/31/2019	$21.17	0.18	(0.53)	(0.35)	(0.12)	(2.55)	(2.67)
Year Ended 8/31/2018	$17.60	0.11	4.48	4.59	(0.02)	(1.00)	(1.02)
Class C
Six Months Ended 2/28/2023 (Unaudited)	$18.06	(0.05)	(0.15)	(0.20)	—	(4.33)	(4.33)
Year Ended 8/31/2022(h)	$20.09	(0.07)	(1.96)	(2.03)	—	—	—
Institutional Class
Six Months Ended 2/28/2023 (Unaudited)	$18.46	0.02	(0.15)	(0.13)	(0.06)	(4.33)	(4.39)
Year Ended 8/31/2022(h)	$20.41	0.05	(2.00)	(1.95)	—	—	—
Institutional 2 Class
Six Months Ended 2/28/2023 (Unaudited)	$18.47	0.03	(0.17)	(0.14)	(0.07)	(4.33)	(4.40)
Year Ended 8/31/2022(h)	$20.41	0.06	(2.00)	(1.94)	—	—	—
Institutional 3 Class
Six Months Ended 2/28/2023 (Unaudited)	$18.52	0.03	(0.16)	(0.13)	(0.08)	(4.33)	(4.41)
Year Ended 8/31/2022	$27.69	0.06	(4.43)	(4.37)	(0.09)	(4.71)	(4.80)
Year Ended 8/31/2021(g)	$22.56	0.08	6.88	6.96	(0.11)	(1.72)	(1.83)
Year Ended 8/31/2020(g)	$18.20	0.12	5.19	5.31	(0.16)	(0.79)	(0.95)
Year Ended 8/31/2019	$21.21	0.13	(0.44)	(0.31)	(0.15)	(2.55)	(2.70)
Year Ended 8/31/2018	$17.62	0.11	4.52	4.63	(0.04)	(1.00)	(1.04)
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Integrated Large Cap Growth Fund | Semiannual Report 2023

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b),(c)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 2/28/2023 (Unaudited)	$13.63	(0.33%)	1.10%(d)	0.61%(d),(e)	0.20%(d)	33%	$52,285
Year Ended 8/31/2022	$18.13	(19.28%)	0.95%(f)	0.70%(f)	0.16%	42%	$56,024
Year Ended 8/31/2021(g)	$27.22	32.70%	0.84%	0.79%	(0.03%)	50%	$1,587
Year Ended 8/31/2020(g)	$22.22	29.85%	0.83%	0.79%	0.22%	71%	$687
Year Ended 8/31/2019	$17.94	(0.63%)	0.84%	0.79%	0.49%	89%	$712
Year Ended 8/31/2018	$20.96	26.84%	0.91%	0.88%	0.32%	57%	$860
Advisor Class
Six Months Ended 2/28/2023 (Unaudited)	$13.92	(0.28%)	1.00%(d)	0.51%(d),(e)	0.28%(d)	33%	$25,712
Year Ended 8/31/2022	$18.44	(19.10%)	0.82%(f)	0.53%(f)	0.16%	42%	$43,484
Year Ended 8/31/2021(g)	$27.60	33.03%	0.58%	0.54%	0.21%	50%	$170,901
Year Ended 8/31/2020(g)	$22.49	30.19%	0.58%	0.54%	0.48%	71%	$121,958
Year Ended 8/31/2019	$18.15	(0.40%)	0.59%	0.54%	0.75%	89%	$168,838
Year Ended 8/31/2018	$21.17	27.19%	0.67%	0.64%	0.56%	57%	$279,227
Class C
Six Months Ended 2/28/2023 (Unaudited)	$13.53	(0.78%)	1.99%(d)	1.51%(d),(e)	(0.70%)(d)	33%	$4
Year Ended 8/31/2022(h)	$18.06	(10.10%)	1.96%(d)	1.51%(d)	(0.62%)(d)	42%	$4
Institutional Class
Six Months Ended 2/28/2023 (Unaudited)	$13.94	(0.27%)	1.00%(d)	0.51%(d),(e)	0.30%(d)	33%	$70,808
Year Ended 8/31/2022(h)	$18.46	(9.55%)	0.96%(d)	0.51%(d)	0.42%(d)	42%	$85,728
Institutional 2 Class
Six Months Ended 2/28/2023 (Unaudited)	$13.93	(0.34%)	0.94%(d)	0.46%(d)	0.34%(d)	33%	$122
Year Ended 8/31/2022(h)	$18.47	(9.50%)	0.90%(d)	0.45%(d)	0.57%(d)	42%	$154
Institutional 3 Class
Six Months Ended 2/28/2023 (Unaudited)	$13.98	(0.26%)	0.88%(d)	0.40%(d)	0.43%(d)	33%	$96,451
Year Ended 8/31/2022	$18.52	(18.97%)	0.61%(f)	0.40%(f)	0.26%	42%	$68,507
Year Ended 8/31/2021(g)	$27.69	33.19%	0.43%	0.39%	0.36%	50%	$339,707
Year Ended 8/31/2020(g)	$22.56	30.40%	0.43%	0.39%	0.62%	71%	$268,706
Year Ended 8/31/2019	$18.20	(0.22%)	0.43%	0.39%	0.94%	89%	$226,978
Year Ended 8/31/2018	$21.21	27.36%	0.43%	0.40%	0.87%	57%	$60,971
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Integrated Large Cap Growth Fund | Semiannual Report 2023	17

Financial Highlights  (continued)
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class R
Six Months Ended 2/28/2023 (Unaudited)	$18.12	(0.01)	(0.16)	(0.17)	—	(4.33)	(4.33)
Year Ended 8/31/2022(h)	$20.09	(0.01)	(1.96)	(1.97)	—	—	—

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by BMO Asset Management Corp, and certain of its affiliates, if applicable, for the account periods prior to the closing of the Reorganization, which occurred on January 21, 2022.
(d)	Annualized.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.
(f)	Ratios include interfund lending expense which is less than 0.01%.
(g)	Net investment income (loss) per share calculated using the average shares method.
(h)	Class C, Institutional Class, Institutional 2 Class and Class R shares commenced operations on January 26, 2022. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia Integrated Large Cap Growth Fund | Semiannual Report 2023

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b),(c)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class R
Six Months Ended 2/28/2023 (Unaudited)	$13.62	(0.59%)	1.49%(d)	1.01%(d),(e)	(0.23%)(d)	33%	$2
Year Ended 8/31/2022(h)	$18.12	(9.81%)	1.46%(d)	1.01%(d)	(0.13%)(d)	42%	$2
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Integrated Large Cap Growth Fund | Semiannual Report 2023	19

Notes to Financial Statements
February 28, 2023 (Unaudited)
Note 1. Organization
Columbia Integrated Large Cap Growth Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
The Fund commenced operations as of January 21, 2022, upon the Fund’s acquisition of the assets of BMO Large-Cap Growth Fund (the Predecessor Fund), a series of BMO Funds, Inc. in exchange for shares of the Fund (the Reorganization). The Predecessor Fund is considered the accounting survivor of the Reorganization, and accordingly, certain financial history of the Predecessor Fund is included in these financial statements.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Class C shares automatically convert to Class A shares after 8 years. Advisor Class, Institutional Class, Institutional 2 Class, Institutional 3 Class and Class R shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus. Effective January 21, 2022, Investor Class shares were exchanged for Class A shares of the Fund.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
20	Columbia Integrated Large Cap Growth Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
February 28, 2023 (Unaudited)
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Redemption Fees
The Predecessor Fund imposed a 2% redemption fee on shares held for 30 days or less. All redemption fees are recorded by the Fund as paid-in-capital and stated separately in the Statement of Changes in Net Assets.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Columbia Integrated Large Cap Growth Fund | Semiannual Report 2023	21

Notes to Financial Statements  (continued)
February 28, 2023 (Unaudited)
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncement
Tailored Shareholder Reports
In October 2022, the Securities and Exchange Commission (SEC) adopted a final rule relating to Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements. The rule and form amendments will, among other things, require the Fund to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendment.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.75% to 0.55% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended February 28, 2023 was 0.75% of the Fund’s average daily net assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
22	Columbia Integrated Large Cap Growth Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
February 28, 2023 (Unaudited)
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. Prior to January 1, 2023, SS&C GIDS was known as DST Asset Manager Solutions, Inc. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
For the six months ended February 28, 2023, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.12
Advisor Class	0.12
Class C	0.12
Institutional Class	0.12
Institutional 2 Class	0.07
Institutional 3 Class	0.01
Class R	0.12
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended February 28, 2023, these minimum account balance fees reduced total expenses of the Fund by $700.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at the maximum annual rates of up to 0.25%, 1.00% and 0.50% of the Fund’s average daily net assets attributable to Class A, Class C and Class R shares, respectively. For Class C shares, of the 1.00% fee, up to 0.75% can be reimbursed for distribution expenses and up to an additional 0.25% can be reimbursed for shareholder servicing expenses. For Class R shares, of the 0.50% fee, up to 0.25% can be reimbursed for shareholder servicing expenses. The Fund pays the distribution and/or shareholder services fees for Class A up to the point where the Distributor’s expenses are fully recovered.
Columbia Integrated Large Cap Growth Fund | Semiannual Report 2023	23

Notes to Financial Statements  (continued)
February 28, 2023 (Unaudited)
Sales charges
Sales charges, including front-end charges and contingent deferred sales charges (CDSCs), received by the Distributor for distributing Fund shares for the six months ended February 28, 2023, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	5.75	0.50 - 1.00(a)	1,489
Class C	—	1.00(b)	—

(a)	This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.
(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
Fee rate(s) contractual through December 31, 2023
Class A	0.80%
Advisor Class	0.55
Class C	1.55
Institutional Class	0.55
Institutional 2 Class	0.46
Institutional 3 Class	0.40
Class R	1.05
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. In addition to the contractual agreement, the Investment Manager and certain of its affiliates have voluntarily agreed to waive fees and/or reimburse Fund expenses (excluding certain fees and expenses described above) so that Fund level expenses (expenses directly attributable to the Fund and not to a specific share class) are waived proportionately across all share classes. This arrangement may be revised or discontinued at any time. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
24	Columbia Integrated Large Cap Growth Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
February 28, 2023 (Unaudited)
At February 28, 2023, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
171,595,000	80,855,000	(7,192,000)	73,663,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Under current tax rules, regulated investment companies can elect to treat certain late-year ordinary losses incurred and post-October capital losses (capital losses realized after October 31) as arising on the first day of the following taxable year. The Fund will elect to treat the following late-year ordinary losses and post-October capital losses at August 31, 2022 as arising on September 1, 2022.
Late year ordinary losses ($)	Post-October capital losses ($)
—	17,224,101
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $81,044,731 and $91,200,196, respectively, for the six months ended February 28, 2023. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
Columbia Integrated Large Cap Growth Fund | Semiannual Report 2023	25

Notes to Financial Statements  (continued)
February 28, 2023 (Unaudited)
The Fund’s activity in the Interfund Program during the six months ended February 28, 2023 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Lender	300,000	3.59	1
Interest income earned by the Fund is recorded as Interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at February 28, 2023.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 27, 2022 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $950 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 27, 2022 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.11448% and (iii) the overnight bank funding rate, plus in each case, 1.00%.
The Fund had no borrowings during the six months ended February 28, 2023.
Note 9. Significant risks
Information technology sector risk
The Fund is more susceptible to the particular risks that may affect companies in the information technology sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the information technology sector are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many information technology sector companies have limited operating histories and prices of these companies’ securities historically have been more volatile than other securities, especially over the short term. Some companies in the information technology sector are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action, which could negatively impact the value of their securities.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain;
26	Columbia Integrated Large Cap Growth Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
February 28, 2023 (Unaudited)
in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The large-scale invasion of Ukraine by Russia in February 2022 has resulted in sanctions and market disruptions, including declines in regional and global stock markets, unusual volatility in global commodity markets and significant devaluations of Russian currency. The extent and duration of the military action are impossible to predict but could be significant. Market disruption caused by the Russian military action, and any counter-measures or responses thereto (including international sanctions, a downgrade in the country’s credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could have severe adverse impacts on regional and/or global securities and commodities markets, including markets for oil and natural gas. These impacts may include reduced market liquidity, distress in credit markets, further disruption of global supply chains, increased risk of inflation, and limited access to investments in certain international markets and/or issuers. These developments and other related events could negatively impact Fund performance.
Shareholder concentration risk
At February 28, 2023, two unaffiliated shareholders of record owned 71.0% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Change in Independent Registered Public Accounting Firm
At a meeting held on November 23, 2021, the Board of Trustees of Columbia Funds Series Trust II, upon recommendation of the Audit Committee, approved the appointment of Cohen & Company, Ltd. ("Cohen") as the independent registered public accounting firm for the Fund. Effective November 10, 2021, KPMG, LLP ("KPMG"), the independent registered public accounting firm for the Fund’s fiscal year ended August 31, 2021, was dismissed.
KPMG’s reports on the financial statements of the Fund as of and for the fiscal years ended August 31, 2021 and August 31, 2020 contained no adverse opinion or disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope or accounting principles. During such fiscal years and through the November 10, 2021, there were no: (1) disagreements between the Fund and KPMG on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure which, if not resolved to KPMG’s satisfaction, would have caused them to make reference to the subject matter of the disagreement in connection with their reports on the Fund’s financial statements for such periods, or (2) reportable events as defined under the Securities Exchange Act of 1934, as amended.
At a meeting held on November 4, 2022, the Board of Trustees of Columbia Funds Series Trust II, upon recommendation of the Audit Committee, approved and appointed PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm for the Fund. Effective November 16, 2022 (the Dismissal Date), Cohen, the independent registered public accounting firm for the Fund’s fiscal year ended August 31, 2022, was dismissed.
Cohen’s report on the financial statements of the Fund as of and for the fiscal year ended August 31, 2022 contained no adverse opinion or disclaimer of opinion and was not qualified or modified as to uncertainty, audit scope or accounting principles. During such fiscal year and through the Dismissal Date, there were no: (1) disagreements between the Fund and Cohen on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure
Columbia Integrated Large Cap Growth Fund | Semiannual Report 2023	27

Notes to Financial Statements  (continued)
February 28, 2023 (Unaudited)
which, if not resolved to Cohen’s satisfaction, would have caused them to make reference to the subject matter of the disagreement in connection with their reports on the Fund’s financial statements for such period, or (2) reportable events of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.
During the fiscal year ended August 31, 2022, neither the Fund, nor anyone on its behalf, consulted PwC regarding: (1) the application of accounting principles to a specified transaction, either completed or proposed, (2) the type of audit opinion that might be rendered on the Fund’s financial statements, or (3) any matter that was either the subject of a disagreement or a reportable event, as such terms are described in Item 304(a)(1)(v) of Regulation S-K of the Securities Exchange Act of 1934, as amended.
Note 12. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provides services to the Fund.
28	Columbia Integrated Large Cap Growth Fund | Semiannual Report 2023

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Columbia Integrated Large Cap Growth Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2023 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR316_08_N01_(04/23)

Semiannual Report
February 28, 2023 (Unaudited)
Columbia Integrated Small Cap Growth Fund
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

If you elect to receive the shareholder report for Columbia Integrated Small Cap Growth Fund (the Fund) in paper, mailed to you, the Fund mails one shareholder report to each shareholder address, unless such shareholder elects to receive shareholder reports from the Fund electronically via e-mail or by having a paper notice mailed to you (Postcard Notice) that your Fund’s shareholder report is available at the Columbia funds’ website (columbiathreadneedleus.com/investor/). If you would like more than one report in paper to be mailed to you, or would like to elect to receive reports via e-mail or access them through Postcard Notice, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, is available on columbiathreadneedleus.com/investor/ or can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
290 Congress Street
Boston, MA 02210
Fund distributor
Columbia Management Investment Distributors, Inc.
290 Congress Street
Boston, MA 02210
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Integrated Small Cap Growth Fund  |  Semiannual Report 2023

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks to provide shareholders with capital appreciation.
Portfolio management
Ernesto Ramos, Ph.D.
Co-Portfolio Manager
Managed Fund since January 21, 2022 (Managed Predecessor Fund June 2021 - January 21, 2022)
Jason Hans, CFA
Co-Portfolio Manager
Managed Fund since January 21, 2022
Thomas Lettenberger, CFA
Co-Portfolio Manager
Managed Fund since January 21, 2022 (Managed Predecessor Fund October 2016 - January 21, 2022)
Morningstar style boxTM
The Morningstar Style Box is based on a fund’s portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.
© 2023 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.
Average annual total returns (%) (for the period ended February 28, 2023)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A*	Excluding sales charges	05/31/17	6.73	-7.84	5.43	7.11
	Including sales charges		0.62	-13.15	4.18	6.47
Advisor Class		01/31/08	6.86	-7.65	5.69	7.38
Class C*	Excluding sales charges	01/26/22	6.33	-8.56	4.64	6.31
	Including sales charges		5.33	-9.43	4.64	6.31
Institutional Class*		01/26/22	6.86	-7.63	5.69	7.38
Institutional 2 Class*		01/26/22	6.85	-7.57	5.70	7.38
Institutional 3 Class*		01/26/22	6.93	-7.56	5.72	7.39
Class R*		01/26/22	6.57	-8.12	5.15	6.84
Russell 2000® Growth Index			3.06	-7.92	5.06	9.31
The Fund’s performance prior to January 21, 2022 reflects returns achieved by BMO Small-Cap Growth Fund (the Predecessor Fund), a series of BMO Funds, Inc. The Predecessor Fund was managed by BMO Asset Management Corp. (BMO AM) and had the same investment objective and a substantially identical investment strategy to the Fund.
Returns for Class A shares are shown with and without the maximum initial sales charge of 5.75%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates and any predecessor firms that were in place during the performance periods shown. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The Russell 2000® Growth Index measures the performance of those Russell 2000 Index companies with higher price-to-book ratios and higher forecasted growth values.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Columbia Integrated Small Cap Growth Fund | Semiannual Report 2023	3

Fund at a Glance   (continued)
(Unaudited)
Portfolio breakdown (%) (at February 28, 2023)
Common Stocks	99.2
Money Market Funds	0.8
Total	100.0
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Equity sector breakdown (%) (at February 28, 2023)
Communication Services	0.5
Consumer Discretionary	10.4
Consumer Staples	3.2
Energy	7.6
Financials	5.8
Health Care	23.1
Industrials	19.3
Information Technology	20.8
Materials	6.6
Real Estate	1.6
Utilities	1.1
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

4	Columbia Integrated Small Cap Growth Fund | Semiannual Report 2023

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
September 1, 2022 — February 28, 2023
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,067.30	1,019.04	5.95	5.81	1.16
Advisor Class	1,000.00	1,000.00	1,068.60	1,019.93	5.03	4.91	0.98
Class C	1,000.00	1,000.00	1,063.30	1,014.98	10.13	9.89	1.98
Institutional Class	1,000.00	1,000.00	1,068.60	1,019.93	5.03	4.91	0.98
Institutional 2 Class	1,000.00	1,000.00	1,068.50	1,020.33	4.62	4.51	0.90
Institutional 3 Class	1,000.00	1,000.00	1,069.30	1,020.58	4.36	4.26	0.85
Class R	1,000.00	1,000.00	1,065.70	1,017.26	7.79	7.60	1.52
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
Columbia Integrated Small Cap Growth Fund | Semiannual Report 2023	5

Portfolio of Investments
February 28, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 99.2%
Issuer	Shares	Value ($)
Communication Services 0.5%
Media 0.5%
TechTarget, Inc.(a)	7,228	272,712
Total Communication Services		272,712
Consumer Discretionary 10.3%
Auto Components 1.7%
Gentherm, Inc.(a)	7,320	464,893
Patrick Industries, Inc.	6,757	492,248
Total		957,141
Diversified Consumer Services 1.4%
2U, Inc.(a)	38,818	347,810
Duolingo, Inc.(a)	5,056	459,034
Total		806,844
Hotels, Restaurants & Leisure 3.1%
Century Casinos, Inc.(a)	51,744	479,149
Everi Holdings, Inc.(a)	25,164	477,864
Inspired Entertainment, Inc.(a)	19,274	304,722
Shake Shack, Inc., Class A(a)	9,230	514,942
Total		1,776,677
Household Durables 1.9%
Cavco Industries, Inc.(a)	1,716	489,060
Skyline Champion Corp.(a)	9,092	621,984
Total		1,111,044
Leisure Products 0.7%
YETI Holdings, Inc.(a)	9,885	385,317
Specialty Retail 0.3%
Container Store Group, Inc. (The)(a)	45,744	198,986
Textiles, Apparel & Luxury Goods 1.2%
Crocs, Inc.(a)	5,892	717,115
Total Consumer Discretionary		5,953,124
Consumer Staples 3.2%
Beverages 1.1%
Primo Water Corp.	42,240	653,875
Food & Staples Retailing 1.2%
Sprouts Farmers Market, Inc.(a)	21,728	658,141
Common Stocks (continued)
Issuer	Shares	Value ($)
Household Products 0.9%
Central Garden & Pet Co., Class A(a)	13,823	531,218
Total Consumer Staples		1,843,234
Energy 7.5%
Energy Equipment & Services 4.0%
ChampionX Corp.	18,983	580,310
DMC Global Inc(a)	20,582	550,980
NexTier Oilfield Solutions, Inc.(a)	49,324	450,328
Oceaneering International, Inc.(a)	34,768	726,304
Total		2,307,922
Oil, Gas & Consumable Fuels 3.5%
Golar LNG Ltd.(a)	13,127	299,689
Magnolia Oil & Gas Corp., Class A	20,797	454,414
Riley Exploration Permian, Inc.	18,746	573,628
SandRidge Energy, Inc.(a)	29,572	431,456
Talos Energy, Inc.(a)	15,197	270,659
Total		2,029,846
Total Energy		4,337,768
Financials 5.8%
Banks 1.0%
OFG Bancorp	18,958	576,702
Capital Markets 0.8%
Hamilton Lane, Inc., Class A	6,239	485,394
Insurance 2.9%
AMERISAFE, Inc.	9,176	500,459
Goosehead Insurance, Inc., Class A(a)	11,652	543,566
Kinsale Capital Group, Inc.	1,888	601,706
Total		1,645,731
Thrifts & Mortgage Finance 1.1%
Essent Group Ltd.	14,078	604,650
Total Financials		3,312,477
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Integrated Small Cap Growth Fund | Semiannual Report 2023

Portfolio of Investments  (continued)
February 28, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care 22.9%
Biotechnology 8.2%
Amicus Therapeutics, Inc.(a)	48,158	635,204
Avid Bioservices, Inc.(a)	34,918	574,750
CareDx, Inc.(a)	22,657	381,091
Coherus Biosciences, Inc.(a)	41,898	283,649
Halozyme Therapeutics, Inc.(a)	11,437	548,862
Kiniksa Pharmaceuticals(a)	24,741	318,169
Prothena Corp., PLC(a)	6,535	364,392
PTC Therapeutics, Inc.(a)	11,285	492,816
Vericel Corp.(a)	15,323	465,972
Xencor, Inc.(a)	20,781	667,694
Total		4,732,599
Health Care Equipment & Supplies 8.6%
AxoGen, Inc.(a)	46,344	382,338
Cardiovascular Systems, Inc.(a)	24,861	490,010
Cerus Corp.(a)	97,474	278,776
Inogen, Inc.(a)	13,918	218,095
Inspire Medical Systems, Inc.(a)	2,775	721,306
iRhythm Technologies, Inc.(a)	4,665	548,977
Merit Medical Systems, Inc.(a)	10,437	736,643
Omnicell, Inc.(a)	6,108	332,519
Shockwave Medical, Inc.(a)	2,511	477,693
Tactile Systems Technology, Inc.(a)	28,307	409,036
Treace Medical Concepts, Inc.(a)	16,908	362,846
Total		4,958,239
Health Care Providers & Services 1.7%
Option Care Health, Inc.(a)	22,499	690,044
PetIQ, Inc.(a)	31,234	291,101
Total		981,145
Health Care Technology 3.1%
Evolent Health, Inc., Class A(a)	17,624	617,016
Health Catalyst, Inc.(a)	28,214	393,868
HealthStream, Inc.(a)	16,923	434,075
Schrodinger, Inc.(a)	15,919	345,920
Total		1,790,879
Life Sciences Tools & Services 0.6%
BioLife Solutions, Inc.(a)	15,552	361,740
Common Stocks (continued)
Issuer	Shares	Value ($)
Pharmaceuticals 0.7%
Intra-Cellular Therapies, Inc.(a)	7,708	377,923
Total Health Care		13,202,525
Industrials 19.1%
Aerospace & Defense 1.1%
Kratos Defense & Security Solutions, Inc.(a)	49,499	626,162
Air Freight & Logistics 0.9%
HUB Group, Inc., Class A(a)	5,544	508,551
Building Products 1.6%
Gibraltar Industries, Inc.(a)	8,024	428,562
Resideo Technologies, Inc.(a)	25,230	462,718
Total		891,280
Construction & Engineering 2.1%
EMCOR Group, Inc.	3,958	661,857
MYR Group, Inc.(a)	4,612	556,253
Total		1,218,110
Electrical Equipment 0.5%
Vicor Corp.(a)	6,362	299,014
Machinery 6.8%
Alamo Group, Inc.	2,977	542,975
Astec Industries, Inc.	11,077	498,797
Helios Technologies, Inc.	5,685	385,102
Hillenbrand, Inc.	10,191	480,404
John Bean Technologies Corp.	4,164	461,746
Mueller Water Products, Inc., Class A	40,354	559,710
Proto Labs, Inc.(a)	15,300	481,032
Tennant Co.	7,360	521,235
Total		3,931,001
Professional Services 2.8%
ICF International, Inc.	5,184	515,756
Legalzoom.com, Inc.(a)	39,267	320,812
NV5 Global, Inc.(a)	3,922	412,673
Upwork, Inc.(a)	33,107	375,433
Total		1,624,674
Road & Rail 1.2%
Marten Transport Ltd.	31,983	705,865

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Integrated Small Cap Growth Fund | Semiannual Report 2023	7

Portfolio of Investments  (continued)
February 28, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Trading Companies & Distributors 2.1%
Applied Industrial Technologies, Inc.	4,124	589,155
NOW, Inc.(a)	48,161	618,869
Total		1,208,024
Total Industrials		11,012,681
Information Technology 20.6%
Communications Equipment 0.8%
Viavi Solutions, Inc.(a)	41,642	455,563
Electronic Equipment, Instruments & Components 2.0%
Advanced Energy Industries, Inc.	7,911	736,356
Itron, Inc.(a)	8,092	451,291
Total		1,187,647
IT Services 3.3%
ExlService Holdings, Inc.(a)	3,533	581,214
Grid Dynamics Holdings, Inc.(a)	33,956	395,587
International Money Express, Inc.(a)	18,790	480,085
Squarespace, Inc., Class A(a)	18,458	432,102
Total		1,888,988
Semiconductors & Semiconductor Equipment 4.6%
Amkor Technology, Inc.	16,973	437,224
Formfactor, Inc.(a)	15,837	476,694
NVE Corp.	4,855	368,883
Photronics, Inc.(a)	28,843	508,214
Power Integrations, Inc.	5,926	487,413
Semtech Corp.(a)	12,632	389,192
Total		2,667,620
Software 9.9%
A10 Networks, Inc.	35,857	545,743
Alarm.com Holdings, Inc.(a)	7,756	394,237
Alteryx, Inc., Class A(a)	8,790	574,075
Box, Inc., Class A(a)	18,382	613,040
CommVault Systems, Inc.(a)	8,275	487,232
LiveRamp Holdings, Inc.(a)	21,103	498,664
Mitek Systems, Inc.(a)	33,220	308,946
SPS Commerce, Inc.(a)	4,275	643,986
Tenable Holdings, Inc.(a)	14,317	633,241
Common Stocks (continued)
Issuer	Shares	Value ($)
Varonis Systems, Inc.(a)	15,500	419,740
Workiva, Inc., Class A(a)	6,364	567,669
Total		5,686,573
Total Information Technology		11,886,391
Materials 6.6%
Chemicals 1.0%
Ingevity Corp.(a)	6,940	572,967
Construction Materials 1.2%
Summit Materials, Inc., Class A(a)	22,969	678,504
Containers & Packaging 0.5%
Ranpak Holdings Corp.(a)	44,351	279,411
Metals & Mining 3.9%
Commercial Metals Co.	11,574	598,955
Materion Corp.	6,460	721,453
MP Materials Corp.(a)	14,158	495,530
Piedmont Lithium, Inc.(a)	6,836	443,656
Total		2,259,594
Total Materials		3,790,476
Real Estate 1.6%
Equity Real Estate Investment Trusts (REITS) 1.6%
SITE Centers Corp.	32,620	436,129
STAG Industrial, Inc.	14,675	493,667
Total		929,796
Total Real Estate		929,796
Utilities 1.1%
Independent Power and Renewable Electricity Producers 1.1%
Altus Power, Inc.(a)	43,744	296,147
Montauk Renewables, Inc.(a)	34,623	341,383
Total		637,530
Total Utilities		637,530
Total Common Stocks (Cost $52,121,567)		57,178,714

The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Integrated Small Cap Growth Fund | Semiannual Report 2023

Portfolio of Investments  (continued)
February 28, 2023 (Unaudited)
Money Market Funds 0.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.748%(b),(c)	468,837	468,649
Total Money Market Funds (Cost $468,645)		468,649
Total Investments in Securities (Cost: $52,590,212)		57,647,363
Other Assets & Liabilities, Net		14,056
Net Assets		57,661,419
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at February 28, 2023.
(c)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended February 28, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.748%
	772,168	5,893,619	(6,197,052)	(86)	468,649	151	12,225	468,837
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Integrated Small Cap Growth Fund | Semiannual Report 2023	9

Portfolio of Investments  (continued)
February 28, 2023 (Unaudited)
Fair value measurements  (continued)
in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at February 28, 2023:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	272,712	—	—	272,712
Consumer Discretionary	5,953,124	—	—	5,953,124
Consumer Staples	1,843,234	—	—	1,843,234
Energy	4,337,768	—	—	4,337,768
Financials	3,312,477	—	—	3,312,477
Health Care	13,202,525	—	—	13,202,525
Industrials	11,012,681	—	—	11,012,681
Information Technology	11,886,391	—	—	11,886,391
Materials	3,790,476	—	—	3,790,476
Real Estate	929,796	—	—	929,796
Utilities	637,530	—	—	637,530
Total Common Stocks	57,178,714	—	—	57,178,714
Money Market Funds	468,649	—	—	468,649
Total Investments in Securities	57,647,363	—	—	57,647,363
See the Portfolio of Investments for all investment classifications not indicated in the table.
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Integrated Small Cap Growth Fund | Semiannual Report 2023

Statement of Assets and Liabilities
February 28, 2023 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $52,121,567)	$57,178,714
Affiliated issuers (cost $468,645)	468,649
Receivable for:
Capital shares sold	14,235
Dividends	16,217
Foreign tax reclaims	516
Expense reimbursement due from Investment Manager	597
Prepaid expenses	1,412
Other assets	44,244
Total assets	57,724,584
Liabilities
Payable for:
Capital shares purchased	22,299
Management services fees	1,341
Distribution and/or service fees	107
Transfer agent fees	8,906
Compensation of board members	7,487
Compensation of chief compliance officer	11
Audit fees	14,922
Printing and postage fees	3,680
Other expenses	4,412
Total liabilities	63,165
Net assets applicable to outstanding capital stock	$57,661,419
Represented by
Paid in capital	57,269,866
Total distributable earnings (loss)	391,553
Total - representing net assets applicable to outstanding capital stock	$57,661,419
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Integrated Small Cap Growth Fund | Semiannual Report 2023	11

Statement of Assets and Liabilities  (continued)
February 28, 2023 (Unaudited)
Class A
Net assets	$21,748,759
Shares outstanding	1,835,683
Net asset value per share	$11.85
Maximum sales charge	5.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$12.57
Advisor Class
Net assets	$3,804,824
Shares outstanding	292,270
Net asset value per share	$13.02
Class C
Net assets	$13,703
Shares outstanding	1,153
Net asset value per share(a)	$11.89
Institutional Class
Net assets	$32,058,102
Shares outstanding	2,432,031
Net asset value per share	$13.18
Institutional 2 Class
Net assets	$19,033
Shares outstanding	1,443
Net asset value per share	$13.19
Institutional 3 Class
Net assets	$14,743
Shares outstanding	1,117
Net asset value per share	$13.20
Class R
Net assets	$2,255
Shares outstanding	189
Net asset value per share(a)	$11.95

(a)	Net asset value per share rounds to this amount due to fractional shares outstanding.
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Integrated Small Cap Growth Fund | Semiannual Report 2023

Statement of Operations
Six Months Ended February 28, 2023 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$166,502
Dividends — affiliated issuers	12,225
Foreign taxes withheld	(1,525)
Total income	177,202
Expenses:
Management services fees	239,155
Distribution and/or service fees
Class A	18,849
Class C	192
Class R	6
Transfer agent fees
Class A	16,157
Advisor Class	2,797
Class C	30
Institutional Class	24,387
Institutional 2 Class	6
Institutional 3 Class	2
Class R	2
Compensation of board members	9,348
Custodian fees	2,225
Printing and postage fees	9,014
Registration fees	44,512
Audit fees	14,922
Legal fees	6,559
Offering costs	54,767
Compensation of chief compliance officer	3
Other	5,317
Total expenses	448,250
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(152,294)
Expense reduction	(779)
Total net expenses	295,177
Net investment loss	(117,975)
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	535,703
Investments — affiliated issuers	151
Net realized gain	535,854
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	3,191,904
Investments — affiliated issuers	(86)
Net change in unrealized appreciation (depreciation)	3,191,818
Net realized and unrealized gain	3,727,672
Net increase in net assets resulting from operations	$3,609,697
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Integrated Small Cap Growth Fund | Semiannual Report 2023	13

Statement of Changes in Net Assets
	Six Months Ended February 28, 2023 (Unaudited)	Year Ended August 31, 2022 (a)
Operations
Net investment loss	$(117,975)	$(511,769)
Net realized gain	535,854	13,384,378
Net change in unrealized appreciation (depreciation)	3,191,818	(34,316,453)
Net increase (decrease) in net assets resulting from operations	3,609,697	(21,443,844)
Distributions to shareholders
Net investment income and net realized gains
Class A	(1,095,113)	(10,822,640)
Advisor Class	(171,886)	(22,458,727)
Class C	(2,213)	—
Institutional Class	(1,413,522)	—
Institutional 2 Class	(834)	—
Institutional 3 Class	(646)	—
Class R	(114)	—
Total distributions to shareholders	(2,684,328)	(33,281,367)
Decrease in net assets from capital stock activity	(3,604,366)	(7,416,221)
Redemption fees	—	20
Total decrease in net assets	(2,678,997)	(62,141,412)
Net assets at beginning of period	60,340,416	122,481,828
Net assets at end of period	$57,661,419	$60,340,416

(a)	Class C, Institutional Class, Institutional 2 Class, Institutional 3 Class, and Class R shares are based on operations from January 26, 2022 (commencement of operations) through the stated period end.
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Integrated Small Cap Growth Fund | Semiannual Report 2023

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	February 28, 2023 (Unaudited)		August 31, 2022 (a)
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions	8,803	100,449	127,686	1,730,459
Distributions reinvested	98,419	1,085,560	659,788	10,585,029
Redemptions	(141,900)	(1,600,036)	(376,964)	(6,073,298)
Net increase (decrease)	(34,678)	(414,027)	410,510	6,242,190
Advisor Class
Subscriptions	3,608	46,286	240,885	4,343,667
Distributions reinvested	14,045	170,229	1,135,271	20,155,352
Redemptions	(23,494)	(290,194)	(4,681,388)	(78,221,553)
Net decrease	(5,841)	(73,679)	(3,305,232)	(53,722,534)
Class C
Subscriptions	915	10,471	2,757	38,017
Distributions reinvested	189	2,099	—	—
Redemptions	(2,708)	(33,533)	—	—
Net increase (decrease)	(1,604)	(20,963)	2,757	38,017
Institutional Class
Subscriptions	199,758	2,540,129	2,920,768	43,250,236
Distributions reinvested	115,077	1,411,998	—	—
Redemptions	(553,186)	(7,049,096)	(250,386)	(3,258,105)
Net increase (decrease)	(238,351)	(3,096,969)	2,670,382	39,992,131
Institutional 2 Class
Subscriptions	—	—	1,725	22,035
Distributions reinvested	60	730	—	—
Redemptions	—	—	(342)	(4,236)
Net increase	60	730	1,383	17,799
Institutional 3 Class
Subscriptions	—	—	1,073	13,676
Distributions reinvested	44	542	—	—
Net increase	44	542	1,073	13,676
Class R
Subscriptions	—	—	189	2,500
Net increase	—	—	189	2,500
Total net decrease	(280,370)	(3,604,366)	(218,938)	(7,416,221)

(a)	Class C, Institutional Class, Institutional 2 Class, Institutional 3 Class, and Class R shares are based on operations from January 26, 2022 (commencement of operations) through the stated period end.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Integrated Small Cap Growth Fund | Semiannual Report 2023	15

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. For periods ended 2022 and thereafter, per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 2/28/2023 (Unaudited)	$11.71	(0.03)	0.77	0.74	(0.60)	(0.60)
Year Ended 8/31/2022(f)	$23.20	(0.12)	(4.08)	(4.20)	(7.29)	(7.29)
Year Ended 8/31/2021(h)	$16.64	(0.19)	7.48	7.29	(0.73)	(0.73)
Year Ended 8/31/2020	$15.32	(0.07)	1.69	1.62	(0.30)	(0.30)
Year Ended 8/31/2019	$21.60	(0.02)	(3.51)	(3.53)	(2.75)	(2.75)
Year Ended 8/31/2018	$18.37	(0.12)	5.43	5.31	(2.08)	(2.08)
Advisor Class
Six Months Ended 2/28/2023 (Unaudited)	$12.79	(0.02)	0.85	0.83	(0.60)	(0.60)
Year Ended 8/31/2022(f)	$24.59	(0.10)	(4.41)	(4.51)	(7.29)	(7.29)
Year Ended 8/31/2021(h)	$17.55	(0.14)	7.91	7.77	(0.73)	(0.73)
Year Ended 8/31/2020	$16.10	(0.03)	1.78	1.75	(0.30)	(0.30)
Year Ended 8/31/2019	$22.48	0.01	(3.64)	(3.63)	(2.75)	(2.75)
Year Ended 8/31/2018	$19.00	(0.03)	5.59	5.56	(2.08)	(2.08)
Class C
Six Months Ended 2/28/2023 (Unaudited)	$11.79	(0.08)	0.78	0.70	(0.60)	(0.60)
Year Ended 8/31/2022(i)	$13.25	(0.11)	(1.35)	(1.46)	—	—
Institutional Class
Six Months Ended 2/28/2023 (Unaudited)	$12.94	(0.02)	0.86	0.84	(0.60)	(0.60)
Year Ended 8/31/2022(i)	$14.46	(0.04)	(1.48)	(1.52)	—	—
Institutional 2 Class
Six Months Ended 2/28/2023 (Unaudited)	$12.95	(0.02)	0.86	0.84	(0.60)	(0.60)
Year Ended 8/31/2022(i)	$14.46	(0.03)	(1.48)	(1.51)	—	—
Institutional 3 Class
Six Months Ended 2/28/2023 (Unaudited)	$12.95	(0.01)	0.86	0.85	(0.60)	(0.60)
Year Ended 8/31/2022(i)	$14.46	(0.03)	(1.48)	(1.51)	—	—
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Integrated Small Cap Growth Fund | Semiannual Report 2023

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b),(c)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 2/28/2023 (Unaudited)	$11.85	6.73%	1.71%(d)	1.16%(d),(e)	(0.53%)(d)	26%	$21,749
Year Ended 8/31/2022(f)	$11.71	(24.43%)	1.60%(g)	1.22%(g)	(0.78%)	54%	$21,895
Year Ended 8/31/2021(h)	$23.20	44.85%	1.35%	1.24%	(0.86%)	62%	$33,873
Year Ended 8/31/2020	$16.64	10.60%	1.34%	1.24%	(0.46%)	70%	$27,152
Year Ended 8/31/2019	$15.32	(16.12%)	1.30%	1.24%	(0.54%)	61%	$31,378
Year Ended 8/31/2018	$21.60	31.55%	1.28%	1.24%	(0.47%)	80%	$53,772
Advisor Class
Six Months Ended 2/28/2023 (Unaudited)	$13.02	6.86%	1.53%(d)	0.98%(d),(e)	(0.35%)(d)	26%	$3,805
Year Ended 8/31/2022(f)	$12.79	(24.27%)	1.39%(g)	0.98%(g)	(0.51%)	54%	$3,813
Year Ended 8/31/2021(h)	$24.59	45.27%	1.10%	0.99%	(0.61%)	62%	$88,609
Year Ended 8/31/2020	$17.55	10.89%	1.09%	0.99%	(0.22%)	70%	$69,926
Year Ended 8/31/2019	$16.10	(15.92%)	1.05%	0.99%	(0.29%)	61%	$68,226
Year Ended 8/31/2018	$22.48	31.83%	1.02%	0.99%	(0.21%)	80%	$99,311
Class C
Six Months Ended 2/28/2023 (Unaudited)	$11.89	6.33%	2.53%(d)	1.98%(d),(e)	(1.34%)(d)	26%	$14
Year Ended 8/31/2022(i)	$11.79	(11.02%)	2.45%(d)	1.98%(d)	(1.55%)(d)	54%	$33
Institutional Class
Six Months Ended 2/28/2023 (Unaudited)	$13.18	6.86%	1.52%(d)	0.98%(d),(e)	(0.35%)(d)	26%	$32,058
Year Ended 8/31/2022(i)	$12.94	(10.51%)	1.45%(d)	0.98%(d)	(0.58%)(d)	54%	$34,566
Institutional 2 Class
Six Months Ended 2/28/2023 (Unaudited)	$13.19	6.85%	1.44%(d)	0.90%(d)	(0.27%)(d)	26%	$19
Year Ended 8/31/2022(i)	$12.95	(10.44%)	1.37%(d)	0.90%(d)	(0.44%)(d)	54%	$18
Institutional 3 Class
Six Months Ended 2/28/2023 (Unaudited)	$13.20	6.93%	1.39%(d)	0.85%(d)	(0.22%)(d)	26%	$15
Year Ended 8/31/2022(i)	$12.95	(10.44%)	1.32%(d)	0.85%(d)	(0.40%)(d)	54%	$14
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Integrated Small Cap Growth Fund | Semiannual Report 2023	17

Financial Highlights  (continued)
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net realized gains	Total distributions to shareholders
Class R
Six Months Ended 2/28/2023 (Unaudited)	$11.82	(0.05)	0.78	0.73	(0.60)	(0.60)
Year Ended 8/31/2022(i)	$13.25	(0.08)	(1.35)	(1.43)	—	—

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by BMO Asset Management Corp, and certain of its affiliates, if applicable, for the account periods prior to the closing of the Reorganization, which occurred on January 21, 2022.
(d)	Annualized.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.
(f)	Redemption fees consisted of per share amounts less than $0.01.
(g)	Ratios include interfund lending expense which is less than 0.01%.
(h)	Net investment income (loss) per share calculated using the average shares method.
(i)	Class C, Institutional Class, Institutional 2 Class, Institutional 3 Class and Class R shares commenced operations on January 26, 2022. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia Integrated Small Cap Growth Fund | Semiannual Report 2023

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b),(c)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class R
Six Months Ended 2/28/2023 (Unaudited)	$11.95	6.57%	2.05%(d)	1.52%(d),(e)	(0.92%)(d)	26%	$2
Year Ended 8/31/2022(i)	$11.82	(10.79%)	1.95%(d)	1.48%(d)	(1.08%)(d)	54%	$2
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Integrated Small Cap Growth Fund | Semiannual Report 2023	19

Notes to Financial Statements
February 28, 2023 (Unaudited)
Note 1. Organization
Columbia Integrated Small Cap Growth Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
The Fund commenced operations as of January 21, 2022, upon the Fund’s acquisition of the assets of BMO Small-Cap Growth Fund (the Predecessor Fund), a series of BMO Funds, Inc. in exchange for shares of the Fund (the Reorganization). The Predecessor Fund is considered the accounting survivor of the Reorganization, and accordingly, certain financial history of the Predecessor Fund is included in these financial statements.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Class C shares automatically convert to Class A shares after 8 years. Advisor Class, Institutional Class, Institutional 2 Class, Institutional 3 Class and Class R shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy approved by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the
20	Columbia Integrated Small Cap Growth Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
February 28, 2023 (Unaudited)
close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Redemption Fees
The Predecessor Fund imposed a 2% redemption fee on shares held for 30 days or less. All redemption fees are recorded by the Fund as paid-in-capital and stated separately in the Statement of Changes in Net Assets.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Columbia Integrated Small Cap Growth Fund | Semiannual Report 2023	21

Notes to Financial Statements  (continued)
February 28, 2023 (Unaudited)
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncement
Tailored Shareholder Reports
In October 2022, the Securities and Exchange Commission (SEC) adopted a final rule relating to Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements. The rule and form amendments will, among other things, require the Fund to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendment.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting
22	Columbia Integrated Small Cap Growth Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
February 28, 2023 (Unaudited)
services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.85% to 0.73% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended February 28, 2023 was 0.85% of the Fund’s average daily net assets.
Offering costs
Offering costs were incurred prior to the shares of the Fund being offered. Offering costs may include, among other things, state registration filing fees, legal fees, printing costs and other miscellaneous costs, if applicable. The Fund amortizes offering costs over a period of 12 months from the commencement of operations.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. Prior to January 1, 2023, SS&C GIDS was known as DST Asset Manager Solutions, Inc. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
Columbia Integrated Small Cap Growth Fund | Semiannual Report 2023	23

Notes to Financial Statements  (continued)
February 28, 2023 (Unaudited)
For the six months ended February 28, 2023, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.15
Advisor Class	0.15
Class C	0.15
Institutional Class	0.15
Institutional 2 Class	0.07
Institutional 3 Class	0.02
Class R	0.19
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended February 28, 2023, these minimum account balance fees reduced total expenses of the Fund by $779.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at the maximum annual rates of up to 0.25%, 1.00% and 0.50% of the Fund’s average daily net assets attributable to Class A, Class C and Class R shares, respectively. For Class C shares, of the 1.00% fee, up to 0.75% can be reimbursed for distribution expenses and up to an additional 0.25% can be reimbursed for shareholder servicing expenses. For Class R shares, of the 0.50% fee, up to 0.25% can be reimbursed for shareholder servicing expenses. The Fund pays the distribution and/or shareholder services fees for Class A up to the point where the Distributor’s expenses are fully recovered.
Sales charges
Sales charges, including front-end charges and contingent deferred sales charges (CDSCs), received by the Distributor for distributing Fund shares for the six months ended February 28, 2023, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	5.75	0.50 - 1.00(a)	675
Class C	—	1.00(b)	—

(a)	This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.
(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.
24	Columbia Integrated Small Cap Growth Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
February 28, 2023 (Unaudited)
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
Fee rate(s) contractual through December 31, 2023
Class A	1.27%
Advisor Class	1.02
Class C	2.02
Institutional Class	1.02
Institutional 2 Class	0.90
Institutional 3 Class	0.85
Class R	1.52
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. In addition to the contractual agreement, the Investment Manager and certain of its affiliates have voluntarily agreed to waive fees and/or reimburse Fund expenses (excluding certain fees and expenses described above) so that Fund level expenses (expenses directly attributable to the Fund and not to a specific share class) are waived proportionately across all share classes. This arrangement may be revised or discontinued at any time. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At February 28, 2023, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
52,590,000	11,198,000	(6,141,000)	5,057,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Under current tax rules, regulated investment companies can elect to treat certain late-year ordinary losses incurred and post-October capital losses (capital losses realized after October 31) as arising on the first day of the following taxable year. The Fund will elect to treat the following late-year ordinary losses and post-October capital losses at August 31, 2022 as arising on September 1, 2022.
Columbia Integrated Small Cap Growth Fund | Semiannual Report 2023	25

Notes to Financial Statements  (continued)
February 28, 2023 (Unaudited)
Late year ordinary losses ($)	Post-October capital losses ($)
308,754	4,247,179
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $14,475,452 and $20,626,995, respectively, for the six months ended February 28, 2023. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended February 28, 2023.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 27, 2022 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $950 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 27, 2022 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings
26	Columbia Integrated Small Cap Growth Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
February 28, 2023 (Unaudited)
up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.11448% and (iii) the overnight bank funding rate, plus in each case, 1.00%.
The Fund had no borrowings during the six months ended February 28, 2023.
Note 9. Significant risks
Health care sector risk
The Fund is more susceptible to the particular risks that may affect companies in the health care sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the health care sector are subject to certain risks, including restrictions on government reimbursement for medical expenses, government approval of medical products and services, competitive pricing pressures, and the rising cost of medical products and services (especially for companies dependent upon a relatively limited number of products or services). Performance of such companies may be affected by factors including, government regulation, obtaining and protecting patents (or the failure to do so), product liability and other similar litigation as well as product obsolescence.
Information technology sector risk
The Fund is more susceptible to the particular risks that may affect companies in the information technology sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the information technology sector are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many information technology sector companies have limited operating histories and prices of these companies’ securities historically have been more volatile than other securities, especially over the short term. Some companies in the information technology sector are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action, which could negatively impact the value of their securities.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The large-scale invasion of Ukraine by Russia in February 2022 has resulted in sanctions and market disruptions, including declines in regional and global stock markets, unusual volatility in global commodity markets and significant devaluations of Russian currency. The extent and duration of the military action are impossible to predict but could be significant. Market disruption caused by the Russian military action, and any counter-measures or responses thereto (including international sanctions, a downgrade in the country’s credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could have severe adverse impacts on regional and/or global securities and commodities markets, including markets for oil and natural gas. These impacts may include reduced
Columbia Integrated Small Cap Growth Fund | Semiannual Report 2023	27

Notes to Financial Statements  (continued)
February 28, 2023 (Unaudited)
market liquidity, distress in credit markets, further disruption of global supply chains, increased risk of inflation, and limited access to investments in certain international markets and/or issuers. These developments and other related events could negatively impact Fund performance.
Shareholder concentration risk
At February 28, 2023, two unaffiliated shareholders of record owned 72.9% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Small- and mid-cap company risk
Investments in small- and mid-capitalization companies (small- and mid-cap companies) often involve greater risks than investments in larger, more established companies (larger companies) because small- and mid-cap companies tend to have less predictable earnings and may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. Securities of small- and mid-cap companies may be less liquid and more volatile than the securities of larger companies.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Change in Independent Registered Public Accounting Firm
At a meeting held on November 23, 2021, the Board of Trustees of Columbia Funds Series Trust II, upon recommendation of the Audit Committee, approved the appointment of Cohen & Company, Ltd. ("Cohen") as the independent registered public accounting firm for the Fund. Effective November 10, 2021, KPMG, LLP ("KPMG"), the independent registered public accounting firm for the Fund’s fiscal year ended August 31, 2021, was dismissed.
KPMG’s reports on the financial statements of the Fund as of and for the fiscal years ended August 31, 2021 and August 31, 2020 contained no adverse opinion or disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope or accounting principles. During such fiscal years and through the November 10, 2021, there were no: (1) disagreements between the Fund and KPMG on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure which, if not resolved to KPMG’s satisfaction, would have caused them to make reference to the subject matter of the disagreement in connection with their reports on the Fund’s financial statements for such periods, or (2) reportable events as defined under the Securities Exchange Act of 1934, as amended.
At a meeting held on November 4, 2022, the Board of Trustees of Columbia Funds Series Trust II, upon recommendation of the Audit Committee, approved and appointed PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm for the Fund. Effective November 16, 2022 (the Dismissal Date), Cohen, the independent registered public accounting firm for the Fund’s fiscal year ended August 31, 2022, was dismissed.
Cohen’s report on the financial statements of the Fund as of and for the fiscal year ended August 31, 2022 contained no adverse opinion or disclaimer of opinion and was not qualified or modified as to uncertainty, audit scope or accounting principles. During such fiscal year and through the Dismissal Date, there were no: (1) disagreements between the Fund and Cohen on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure which, if not resolved to Cohen’s satisfaction, would have caused them to make reference to the subject matter of the disagreement in connection with their reports on the Fund’s financial statements for such period, or (2) reportable events of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.
28	Columbia Integrated Small Cap Growth Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
February 28, 2023 (Unaudited)
During the fiscal year ended August 31, 2022, neither the Fund, nor anyone on its behalf, consulted PwC regarding: (1) the application of accounting principles to a specified transaction, either completed or proposed, (2) the type of audit opinion that might be rendered on the Fund’s financial statements, or (3) any matter that was either the subject of a disagreement or a reportable event, as such terms are described in Item 304(a)(1)(v) of Regulation S-K of the Securities Exchange Act of 1934, as amended.
Note 12. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provides services to the Fund.
Columbia Integrated Small Cap Growth Fund | Semiannual Report 2023	29

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Columbia Integrated Small Cap Growth Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2023 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR318_08_N01_(04/23)

Semiannual Report
February 28, 2023 (Unaudited)
Columbia Pyrford International Stock Fund
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

If you elect to receive the shareholder report for Columbia Pyrford International Stock Fund (the Fund) in paper, mailed to you, the Fund mails one shareholder report to each shareholder address, unless such shareholder elects to receive shareholder reports from the Fund electronically via e-mail or by having a paper notice mailed to you (Postcard Notice) that your Fund’s shareholder report is available at the Columbia funds’ website (columbiathreadneedleus.com/investor/). If you would like more than one report in paper to be mailed to you, or would like to elect to receive reports via e-mail or access them through Postcard Notice, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, is available on columbiathreadneedleus.com/investor/ or can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
290 Congress Street
Boston, MA 02210
Fund distributor
Columbia Management Investment Distributors, Inc.
290 Congress Street
Boston, MA 02210
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Pyrford International Stock Fund  |  Semiannual Report 2023

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks to provide shareholders with capital appreciation.
Portfolio management
Pyrford International Ltd
Tony Cousins, CFA
Paul Simons, CFA
Daniel McDonagh, CFA
Morningstar style boxTM
The Morningstar Style Box is based on a fund’s portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.
© 2023 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.
Average annual total returns (%) (for the period ended February 28, 2023)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A*	Excluding sales charges	05/27/14	9.20	-3.20	2.81	3.97
	Including sales charges		2.89	-8.78	1.60	3.35
Advisor Class		12/29/11	9.37	-3.04	3.06	4.23
Class C*	Excluding sales charges	12/15/21	8.78	-3.95	2.04	3.20
	Including sales charges		7.78	-4.89	2.04	3.20
Institutional Class*		12/15/21	9.33	-2.98	3.07	4.23
Institutional 2 Class*		12/15/21	9.45	-2.87	3.10	4.25
Institutional 3 Class*		05/27/14	9.42	-2.91	3.21	4.36
Class R*		12/15/21	9.07	-3.47	2.55	3.71
MSCI EAFE Index (Net)			12.58	-3.14	2.64	4.83
The Fund’s performance prior to December 10, 2021 reflects returns achieved by BMO Pyrford International Stock Fund (the Predecessor Fund), a series of BMO Funds, Inc. The Predecessor Fund was managed by BMO Asset Management Corp. (BMO AM) and had the same investment objective and a substantially identical investment strategy to the Fund.
Returns for Class A shares are shown with and without the maximum initial sales charge of 5.75%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates and any predecessor firms that were in place during the performance periods shown. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The MSCI EAFE Index (Net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The index is compiled from a composite of securities markets of Europe, Australasia and the Far East and is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI EAFE Index (Net), which reflects reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.
Columbia Pyrford International Stock Fund | Semiannual Report 2023	3

Fund at a Glance   (continued)
(Unaudited)
Equity sector breakdown (%) (at February 28, 2023)
Communication Services	10.5
Consumer Discretionary	3.9
Consumer Staples	16.9
Energy	4.4
Financials	13.0
Health Care	9.3
Industrials	24.6
Information Technology	8.2
Materials	5.4
Utilities	3.8
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.
Country breakdown (%) (at February 28, 2023)
Australia	10.4
Finland	2.6
France	7.4
Germany	10.4
Hong Kong	4.6
Indonesia	2.1
Japan	14.1
Malaysia	3.0
Netherlands	3.5
Norway	1.9
Singapore	6.0
Sweden	3.5
Switzerland	10.0
Taiwan	2.8
United Kingdom	16.0
United States(a)	1.7
Total	100.0

(a)	Includes investments in Money Market Funds.
Country breakdown is based primarily on issuer’s place of organization/incorporation. Percentages indicated are based upon total investments, excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.

4	Columbia Pyrford International Stock Fund | Semiannual Report 2023

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
September 1, 2022 — February 28, 2023
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,092.00	1,019.29	5.76	5.56	1.11
Advisor Class	1,000.00	1,000.00	1,093.70	1,020.53	4.46	4.31	0.86
Class C	1,000.00	1,000.00	1,087.80	1,015.57	9.63	9.30	1.86
Institutional Class	1,000.00	1,000.00	1,093.30	1,020.53	4.46	4.31	0.86
Institutional 2 Class	1,000.00	1,000.00	1,094.50	1,021.08	3.89	3.76	0.75
Institutional 3 Class	1,000.00	1,000.00	1,094.20	1,021.08	3.89	3.76	0.75
Class R	1,000.00	1,000.00	1,090.70	1,018.00	7.10	6.85	1.37
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
From time to time, the Investment Manager and its affiliates may waive fees and/or reimburse certain expenses of the Fund so that Fund level expenses (expenses directly attributable to the Fund and not to a specific share class) are waived proportionately across all share classes. This arrangement may be revised or terminated at any time without notice. Had the Investment Manager and its affiliates not waived fees and/or reimbursed the expenses of the Fund during the six months ended February 28, 2023, the annualized expense ratios would have been 1.17% for Class A, 0.92% for Class Advisor, 1.92% for Class C, 0.92% for Institutional Class, 0.81% for Institutional 2 Class and 1.42% for Class R. The actual expenses paid would have been $6.07 for Class A, $4.78 for Class Advisor, $9.94 for Class C, $4.78 for Institutional Class, $4.21 for Institutional 2 Class and $7.36 for Class R; the hypothetical expenses paid would have been $5.86 for Class A, $4.61 for Class Advisor, $9.59 for Class C, $4.61 for Institutional Class, $4.06 for Institutional 2 Class and $7.10 for Class R.
Columbia Pyrford International Stock Fund | Semiannual Report 2023	5

Understanding Your Fund’s Expenses  (continued)
(Unaudited)
Other share classes may have had expense waiver/reimbursement changes; however, the changes were not considered material.
6	Columbia Pyrford International Stock Fund | Semiannual Report 2023

Portfolio of Investments
February 28, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 95.7%
Issuer	Shares	Value ($)
Australia 10.3%
Brambles Ltd.	1,202,026	10,386,343
Computershare Ltd.	473,397	7,874,065
Endeavour Group Ltd.	778,391	3,571,595
QBE Insurance Group Ltd.	685,412	6,933,793
Rio Tinto Ltd.	55,105	4,306,685
Woodside Energy Group Ltd.	244,890	5,933,683
Woolworths Group Ltd.	361,938	8,976,536
Total		47,982,700
Finland 2.6%
KONE OYJ, Class B	84,699	4,398,561
Sampo OYJ, Class A	158,951	7,737,768
Total		12,136,329
France 7.4%
Air Liquide SA	59,173	9,401,196
Bureau Veritas A	217,019	6,199,486
Legrand SA	78,726	7,271,701
Rubis SCA	131,910	3,639,544
Sanofi	83,937	7,847,969
Total		34,359,896
Germany 8.6%
Brenntag SE	126,226	9,507,752
Deutsche Post AG	190,251	8,045,901
Fielmann AG	118,504	4,206,421
GEA Group AG	105,821	4,651,882
Nemetschek SE	72,498	4,105,555
SAP SE	81,038	9,206,807
Total		39,724,318
Hong Kong 4.5%
AIA Group Ltd.	711,200	7,558,646
ASMPT Ltd.	435,070	3,712,187
Power Assets Holdings Ltd.	991,569	5,303,683
VTech Holdings Ltd.	821,700	4,514,205
Total		21,088,721
Common Stocks (continued)
Issuer	Shares	Value ($)
Indonesia 2.1%
PT Bank Rakyat Indonesia Persero Tbk	16,913,700	5,176,700
PT Telekomunikasi Indonesia Persero Tbk	18,297,500	4,661,031
Total		9,837,731
Japan 14.0%
ABC-Mart, Inc.	145,700	7,178,349
Japan Tobacco, Inc.	736,168	14,970,270
KDDI Corp.	318,700	9,324,486
Mitsubishi Electric Corp.	1,020,800	11,470,952
Nabtesco Corp.	209,300	5,409,300
Nihon Kohden Corp.	309,500	7,753,165
Sumitomo Rubber Industries Ltd.	630,100	5,673,165
Toyota Tsusho Corp.	80,300	3,274,917
Total		65,054,604
Malaysia 2.9%
Axiata Group Bhd	6,946,100	4,905,764
Malayan Banking Bhd	4,451,300	8,728,571
Total		13,634,335
Netherlands 3.5%
Koninklijke Philips NV	133,630	2,181,749
Koninklijke Vopak NV	143,194	4,568,326
Shell PLC	164,560	4,984,256
Wolters Kluwer NV	39,646	4,589,723
Total		16,324,054
Norway 1.9%
Telenor ASA	787,898	8,834,584
Singapore 5.9%
ComfortDelGro Corp., Ltd.	6,948,500	6,239,386
Singapore Technologies Engineering Ltd.	1,268,900	3,360,012
Singapore Telecommunications Ltd.	5,227,707	9,184,439
United Overseas Bank Ltd.	397,602	8,813,102
Total		27,596,939
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Pyrford International Stock Fund | Semiannual Report 2023	7

Portfolio of Investments  (continued)
February 28, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Sweden 3.4%
ASSA ABLOY AB, Class B	194,188	4,725,325
Atlas Copco AB, Class A	393,894	4,676,398
Essity AB, Class B	242,853	6,550,376
Total		15,952,099
Switzerland 10.0%
Geberit AG	5,026	2,712,521
Givaudan SA	781	2,354,153
Nestlé SA, Registered Shares	102,465	11,544,797
Novartis AG, Registered Shares	114,153	9,607,131
Roche Holding AG, Genusschein Shares	30,642	8,835,283
Schindler Holding AG	14,958	3,364,107
SGS SA, Registered Shares	1,185	2,716,419
Zurich Insurance Group AG	10,927	5,183,259
Total		46,317,670
Taiwan 2.8%
Advantech Co., Ltd.	244,000	2,830,409
Chunghwa Telecom Co., Ltd.	1,215,000	4,593,737
Merida Industry Co., Ltd.	89,000	524,476
Taiwan Semiconductor Manufacturing Co., Ltd.	314,000	5,194,783
Total		13,143,405
United Kingdom 15.8%
BP PLC	709,891	4,665,072
British American Tobacco PLC	198,118	7,497,933
Bunzl PLC	139,769	4,980,097
GSK PLC	360,683	6,178,832
Common Stocks (continued)
Issuer	Shares	Value ($)
Haleon PLC(a)	450,854	1,744,650
IMI PLC	189,243	3,538,511
Imperial Brands PLC	222,987	5,372,042
Legal & General Group PLC	2,926,547	9,008,202
National Grid PLC	665,745	8,354,914
Reckitt Benckiser Group PLC	106,850	7,413,789
Unilever PLC	179,174	8,939,102
Vodafone Group PLC	4,965,816	5,945,942
Total		73,639,086
Total Common Stocks (Cost $380,562,018)		445,626,471

Preferred Stocks 1.8%
Issuer	Shares	Value ($)
Germany 1.8%
Fuchs Petrolub SE	207,939	8,330,154
Total Preferred Stocks (Cost $6,859,283)		8,330,154

Money Market Funds 1.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.748%(b),(c)	7,663,663	7,660,597
Total Money Market Funds (Cost $7,660,594)		7,660,597
Total Investments in Securities (Cost $395,081,895)		461,617,222
Other Assets & Liabilities, Net		4,054,555
Net Assets		$465,671,777

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at February 28, 2023.
(c)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended February 28, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.748%
	13,344,812	57,896,833	(63,579,740)	(1,308)	7,660,597	4,171	235,967	7,663,663
The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Pyrford International Stock Fund | Semiannual Report 2023

Portfolio of Investments  (continued)
February 28, 2023 (Unaudited)
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of market movements following the close of local trading, as described in Note 2 to the financial statements – Security valuation.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at February 28, 2023:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Australia	—	47,982,700	—	47,982,700
Finland	—	12,136,329	—	12,136,329
France	—	34,359,896	—	34,359,896
Germany	—	39,724,318	—	39,724,318
Hong Kong	—	21,088,721	—	21,088,721
Indonesia	—	9,837,731	—	9,837,731
Japan	—	65,054,604	—	65,054,604
Malaysia	—	13,634,335	—	13,634,335
Netherlands	—	16,324,054	—	16,324,054
Norway	—	8,834,584	—	8,834,584
Singapore	—	27,596,939	—	27,596,939
Sweden	—	15,952,099	—	15,952,099
Switzerland	—	46,317,670	—	46,317,670
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Pyrford International Stock Fund | Semiannual Report 2023	9

Portfolio of Investments  (continued)
February 28, 2023 (Unaudited)
Fair value measurements  (continued)
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Taiwan	—	13,143,405	—	13,143,405
United Kingdom	—	73,639,086	—	73,639,086
Total Common Stocks	—	445,626,471	—	445,626,471
Preferred Stocks
Germany	—	8,330,154	—	8,330,154
Total Preferred Stocks	—	8,330,154	—	8,330,154
Money Market Funds	7,660,597	—	—	7,660,597
Total Investments in Securities	7,660,597	453,956,625	—	461,617,222
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Pyrford International Stock Fund | Semiannual Report 2023

Statement of Assets and Liabilities
February 28, 2023 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $387,421,301)	$453,956,625
Affiliated issuers (cost $7,660,594)	7,660,597
Foreign currency (cost $7)	7
Receivable for:
Capital shares sold	58,020
Dividends	1,237,205
Foreign tax reclaims	2,991,355
Expense reimbursement due from Investment Manager	2,293
Prepaid expenses	2,051
Other assets	42,406
Total assets	465,950,559
Liabilities
Payable for:
Capital shares purchased	151,876
Management services fees	11,126
Distribution and/or service fees	13
Transfer agent fees	61,899
Compensation of board members	10,663
Compensation of chief compliance officer	45
Audit fees	14,922
Custodian fees	25,071
Other expenses	3,167
Total liabilities	278,782
Net assets applicable to outstanding capital stock	$465,671,777
Represented by
Paid in capital	406,649,150
Total distributable earnings (loss)	59,022,627
Total - representing net assets applicable to outstanding capital stock	$465,671,777
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Pyrford International Stock Fund | Semiannual Report 2023	11

Statement of Assets and Liabilities  (continued)
February 28, 2023 (Unaudited)
Class A
Net assets	$1,933,150
Shares outstanding	142,066
Net asset value per share	$13.61
Maximum sales charge	5.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$14.44
Advisor Class
Net assets	$311,034,014
Shares outstanding	23,437,671
Net asset value per share	$13.27
Class C
Net assets	$2,328
Shares outstanding	173
Net asset value per share(a)	$13.43
Institutional Class
Net assets	$2,681,222
Shares outstanding	204,351
Net asset value per share	$13.12
Institutional 2 Class
Net assets	$39,064,511
Shares outstanding	2,978,489
Net asset value per share	$13.12
Institutional 3 Class
Net assets	$110,954,222
Shares outstanding	8,357,021
Net asset value per share	$13.28
Class R
Net assets	$2,330
Shares outstanding	173
Net asset value per share(a)	$13.44

(a)	Net asset value per share rounds to this amount due to fractional shares outstanding.
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Pyrford International Stock Fund | Semiannual Report 2023

Statement of Operations
Six Months Ended February 28, 2023 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$4,797,392
Dividends — affiliated issuers	235,967
Interfund lending	80
Foreign taxes withheld	(264,133)
Total income	4,769,306
Expenses:
Management services fees	2,014,385
Distribution and/or service fees
Class A	2,202
Class C	11
Class R	6
Transfer agent fees
Class A	1,029
Advisor Class	185,307
Class C	2
Institutional Class	1,478
Institutional 2 Class	1,307
Institutional 3 Class	3,690
Class R	2
Compensation of board members	12,337
Custodian fees	25,113
Printing and postage fees	6,048
Registration fees	50,050
Audit fees	14,922
Legal fees	9,401
Interest on interfund lending	442
Compensation of chief compliance officer	44
Other	57,948
Total expenses	2,385,724
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(462,898)
Expense reduction	(300)
Total net expenses	1,922,526
Net investment income	2,846,780
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	4,496,781
Investments — affiliated issuers	4,171
Foreign currency translations	(26,133)
Net realized gain	4,474,819
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	34,076,840
Investments — affiliated issuers	(1,308)
Foreign currency translations	136,548
Net change in unrealized appreciation (depreciation)	34,212,080
Net realized and unrealized gain	38,686,899
Net increase in net assets resulting from operations	$41,533,679
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Pyrford International Stock Fund | Semiannual Report 2023	13

Statement of Changes in Net Assets
	Six Months Ended February 28, 2023 (Unaudited)	Year Ended August 31, 2022 (a)
Operations
Net investment income	$2,846,780	$17,348,501
Net realized gain	4,474,819	8,258,127
Net change in unrealized appreciation (depreciation)	34,212,080	(117,332,247)
Net increase (decrease) in net assets resulting from operations	41,533,679	(91,725,619)
Distributions to shareholders
Net investment income and net realized gains
Class A	(59,933)	(55,459)
Advisor Class	(11,579,584)	(15,466,525)
Class C	(59)	—
Institutional Class	(101,501)	—
Institutional 2 Class	(1,534,697)	—
Institutional 3 Class	(3,891,976)	(8,840,663)
Class R	(70)	—
Total distributions to shareholders	(17,167,820)	(24,362,647)
Decrease in net assets from capital stock activity	(35,737,715)	(168,031,905)
Redemption fees	—	10
Total decrease in net assets	(11,371,856)	(284,120,161)
Net assets at beginning of period	477,043,633	761,163,794
Net assets at end of period	$465,671,777	$477,043,633

(a)	Class C, Institutional Class, Institutional 2 Class, and Class R shares are based on operations from December 15, 2021 (commencement of operations) through the stated period end.
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Pyrford International Stock Fund | Semiannual Report 2023

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	February 28, 2023 (Unaudited)		August 31, 2022 (a)
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions	16,356	220,123	16,215	239,949
Distributions reinvested	4,527	59,252	3,688	53,915
Redemptions	(9,774)	(126,072)	(16,412)	(230,422)
Net increase	11,109	153,303	3,491	63,442
Advisor Class
Subscriptions	213,830	2,730,515	2,682,236	38,124,461
Distributions reinvested	814,016	10,386,839	975,399	13,918,949
Redemptions	(3,411,819)	(43,631,390)	(9,773,907)	(135,441,338)
Net decrease	(2,383,973)	(30,514,036)	(6,116,272)	(83,397,928)
Class C
Subscriptions	—	—	173	2,500
Net increase	—	—	173	2,500
Institutional Class
Subscriptions	126,815	1,531,554	104,939	1,415,111
Distributions reinvested	8,042	101,417	—	—
Redemptions	(31,430)	(399,376)	(4,015)	(51,336)
Net increase	103,427	1,233,595	100,924	1,363,775
Institutional 2 Class
Subscriptions	289,151	3,857,109	3,241,704	41,713,761
Distributions reinvested	121,794	1,534,610	—	—
Redemptions	(618,703)	(8,207,410)	(55,457)	(738,302)
Net increase (decrease)	(207,758)	(2,815,691)	3,186,247	40,975,459
Institutional 3 Class
Subscriptions	1,021,899	13,121,352	1,345,251	18,944,248
Distributions reinvested	300,337	3,832,298	619,048	8,833,813
Redemptions	(1,653,115)	(20,748,536)	(11,135,983)	(154,819,714)
Net decrease	(330,879)	(3,794,886)	(9,171,684)	(127,041,653)
Class R
Subscriptions	—	—	173	2,500
Net increase	—	—	173	2,500
Total net decrease	(2,808,074)	(35,737,715)	(11,996,948)	(168,031,905)

(a)	Class C, Institutional Class, Institutional 2 Class, and Class R shares are based on operations from December 15, 2021 (commencement of operations) through the stated period end.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Pyrford International Stock Fund | Semiannual Report 2023	15

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. For periods ended 2022 and thereafter, per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 2/28/2023 (Unaudited)	$12.88	0.06	1.11	1.17	(0.44)	—	(0.44)
Year Ended 8/31/2022	$15.58	0.36	(2.61)	(2.25)	(0.36)	(0.09)	(0.45)
Year Ended 8/31/2021(g),(h)	$13.56	0.37	1.89	2.26	(0.24)	—	(0.24)
Year Ended 8/31/2020(g),(h)	$13.08	0.26	0.54	0.80	(0.32)	—	(0.32)
Year Ended 8/31/2019(h)	$13.43	0.32	(0.34)	(0.02)	(0.33)	—	(0.33)
Year Ended 8/31/2018(h)	$13.16	(0.09)	0.36	0.27	—	—	—
Advisor Class
Six Months Ended 2/28/2023 (Unaudited)	$12.58	0.08	1.08	1.16	(0.47)	—	(0.47)
Year Ended 8/31/2022	$15.24	0.37	(2.55)	(2.18)	(0.39)	(0.09)	(0.48)
Year Ended 8/31/2021(g),(h)	$13.29	0.40	1.85	2.25	(0.30)	—	(0.30)
Year Ended 8/31/2020(g),(h)	$12.84	0.31	0.51	0.82	(0.37)	—	(0.37)
Year Ended 8/31/2019(h)	$13.18	0.33	(0.33)	0.00(i)	(0.34)	—	(0.34)
Year Ended 8/31/2018(h)	$13.21	0.37	(0.06)	0.31	(0.34)	—	(0.34)
Class C
Six Months Ended 2/28/2023 (Unaudited)	$12.67	0.01	1.09	1.10	(0.34)	—	(0.34)
Year Ended 8/31/2022(j)	$14.42	0.24	(1.99)	(1.75)	—	—	—
Institutional Class
Six Months Ended 2/28/2023 (Unaudited)	$12.45	0.07	1.07	1.14	(0.47)	—	(0.47)
Year Ended 8/31/2022(j)	$14.07	0.27	(1.89)	(1.62)	—	—	—
Institutional 2 Class
Six Months Ended 2/28/2023 (Unaudited)	$12.45	0.08	1.08	1.16	(0.49)	—	(0.49)
Year Ended 8/31/2022(j)	$14.07	0.28	(1.90)	(1.62)	—	—	—
Institutional 3 Class
Six Months Ended 2/28/2023 (Unaudited)	$12.60	0.08	1.09	1.17	(0.49)	—	(0.49)
Year Ended 8/31/2022(h)	$15.26	0.39	(2.55)	(2.16)	(0.41)	(0.09)	(0.50)
Year Ended 8/31/2021(g),(h)	$13.31	0.43	1.84	2.27	(0.32)	—	(0.32)
Year Ended 8/31/2020(g),(h)	$12.86	0.34	0.50	0.84	(0.39)	—	(0.39)
Year Ended 8/31/2019(h)	$13.20	0.34	(0.31)	0.03	(0.37)	—	(0.37)
Year Ended 8/31/2018(h)	$13.22	0.35	(0.01)	0.34	(0.36)	—	(0.36)
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Pyrford International Stock Fund | Semiannual Report 2023

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b),(c)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 2/28/2023 (Unaudited)	$13.61	9.20%	1.31%(d),(e)	1.11%(d),(e),(f)	0.92%(d)	3%	$1,933
Year Ended 8/31/2022	$12.88	(14.81%)	1.29%(e)	1.12%(e)	2.51%	17%	$1,686
Year Ended 8/31/2021(g),(h)	$15.58	16.83%	1.20%	1.19%	2.54%	13%	$1,986
Year Ended 8/31/2020(g),(h)	$13.56	6.11%	1.20%	1.19%	1.95%	28%	$1,816
Year Ended 8/31/2019(h)	$13.08	0.04%	1.21%	1.19%	2.32%	16%	$4,621
Year Ended 8/31/2018(h)	$13.43	2.05%	1.20%	1.18%	2.88%	20%	$6,037
Advisor Class
Six Months Ended 2/28/2023 (Unaudited)	$13.27	9.37%	1.06%(d),(e)	0.86%(d),(e),(f)	1.18%(d)	3%	$311,034
Year Ended 8/31/2022	$12.58	(14.68%)	1.04%(e)	0.88%(e)	2.65%	17%	$324,963
Year Ended 8/31/2021(g),(h)	$15.24	17.18%	0.95%	0.94%	2.78%	13%	$486,673
Year Ended 8/31/2020(g),(h)	$13.29	6.38%	0.95%	0.94%	2.40%	28%	$463,023
Year Ended 8/31/2019(h)	$12.84	0.25%	0.96%	0.94%	2.71%	16%	$486,114
Year Ended 8/31/2018(h)	$13.18	2.34%	0.96%	0.94%	2.41%	20%	$485,053
Class C
Six Months Ended 2/28/2023 (Unaudited)	$13.43	8.78%	2.06%(d),(e)	1.86%(d),(e),(f)	0.18%(d)	3%	$2
Year Ended 8/31/2022(j)	$12.67	(12.14%)	2.03%(d),(e)	1.85%(d),(e)	2.36%(d)	17%	$2
Institutional Class
Six Months Ended 2/28/2023 (Unaudited)	$13.12	9.33%	1.06%(d),(e)	0.86%(d),(e),(f)	1.10%(d)	3%	$2,681
Year Ended 8/31/2022(j)	$12.45	(11.51%)	1.03%(d),(e)	0.85%(d),(e)	3.00%(d)	17%	$1,256
Institutional 2 Class
Six Months Ended 2/28/2023 (Unaudited)	$13.12	9.45%	0.95%(d),(e)	0.75%(d),(e)	1.30%(d)	3%	$39,065
Year Ended 8/31/2022(j)	$12.45	(11.51%)	0.92%(d),(e)	0.75%(d),(e)	3.12%(d)	17%	$39,674
Institutional 3 Class
Six Months Ended 2/28/2023 (Unaudited)	$13.28	9.42%	0.95%(d),(e)	0.75%(d),(e)	1.30%(d)	3%	$110,954
Year Ended 8/31/2022(h)	$12.60	(14.53%)	0.88%(e)	0.75%(e)	2.74%	17%	$109,460
Year Ended 8/31/2021(g),(h)	$15.26	17.31%	0.80%	0.79%	2.99%	13%	$272,505
Year Ended 8/31/2020(g),(h)	$13.31	6.54%	0.80%	0.79%	2.65%	28%	$230,148
Year Ended 8/31/2019(h)	$12.86	0.44%	0.81%	0.79%	2.86%	16%	$163,829
Year Ended 8/31/2018(h)	$13.20	2.55%	0.81%	0.79%	3.32%	20%	$155,368
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Pyrford International Stock Fund | Semiannual Report 2023	17

Financial Highlights  (continued)
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class R
Six Months Ended 2/28/2023 (Unaudited)	$12.71	0.04	1.10	1.14	(0.41)	—	(0.41)
Year Ended 8/31/2022(j)	$14.42	0.29	(2.00)	(1.71)	—	—	—

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by BMO Asset Management Corp, and certain of its affiliates, if applicable, for the account periods prior to the closing of the Reorganization, which occurred on December 10, 2021.
(d)	Annualized.
(e)	Ratios include interfund lending expense which is less than 0.01%.
(f)	The benefits derived from expense reductions had an impact of less than 0.01%.
(g)	Net investment income (loss) per share calculated using the average shares method.
(h)	Redemption fees consisted of per share amounts less than $0.01.
(i)	Rounds to zero.
(j)	Class C, Institutional Class, Institutional 2 Class and Class R shares commenced operations on December 15, 2021. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia Pyrford International Stock Fund | Semiannual Report 2023

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b),(c)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class R
Six Months Ended 2/28/2023 (Unaudited)	$13.44	9.07%	1.57%(d),(e)	1.37%(d),(e),(f)	0.67%(d)	3%	$2
Year Ended 8/31/2022(j)	$12.71	(11.86%)	1.53%(d),(e)	1.35%(d),(e)	2.87%(d)	17%	$2
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Pyrford International Stock Fund | Semiannual Report 2023	19

Notes to Financial Statements
February 28, 2023 (Unaudited)
Note 1. Organization
Columbia Pyrford International Stock Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
The Fund commenced operations as of December 10, 2021, upon the Fund’s acquisition of the assets of BMO Pyrford International Stock Fund (the Predecessor Fund), a series of BMO Funds, Inc. in exchange for shares of the Fund (the Reorganization). The Predecessor Fund is considered the accounting survivor of the Reorganization, and accordingly, certain financial history of the Predecessor Fund is included in these financial statements.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Class C shares automatically convert to Class A shares after 8 years. Advisor Class, Institutional Class, Institutional 2 Class, Institutional 3 Class and Class R shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy approved by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
20	Columbia Pyrford International Stock Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
February 28, 2023 (Unaudited)
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Redemption Fees
The Predecessor Fund imposed a 2% redemption fee on shares held for 30 days or less. All redemption fees are recorded by the Fund as paid-in-capital and stated separately in the Statement of Changes in Net Assets.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Columbia Pyrford International Stock Fund | Semiannual Report 2023	21

Notes to Financial Statements  (continued)
February 28, 2023 (Unaudited)
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncement
Tailored Shareholder Reports
In October 2022, the Securities and Exchange Commission (SEC) adopted a final rule relating to Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements. The rule and form amendments will, among other things, require the Fund to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendment.
22	Columbia Pyrford International Stock Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
February 28, 2023 (Unaudited)
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The Investment Manager is responsible for the ultimate oversight of investments made by the Fund. The Fund’s subadviser (see Subadvisory agreement below) has the primary responsibility for the day-to-day portfolio management of the Fund. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.87% to 0.62% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended February 28, 2023 was 0.86% of the Fund’s average daily net assets.
Subadvisory agreement
The Investment Manager has entered into a Subadvisory Agreement with Pyrford International Ltd (Pyrford) to serve as the subadviser to the Fund. Pyrford is an affiliate of the Investment Manager. The Investment Manager compensates Pyrford to manage the investment of the Fund’s assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. Prior to January 1, 2023, SS&C GIDS was known as DST Asset Manager Solutions, Inc. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
Columbia Pyrford International Stock Fund | Semiannual Report 2023	23

Notes to Financial Statements  (continued)
February 28, 2023 (Unaudited)
For the six months ended February 28, 2023, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.12
Advisor Class	0.12
Class C	0.12
Institutional Class	0.12
Institutional 2 Class	0.01
Institutional 3 Class	0.01
Class R	0.12
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended February 28, 2023, these minimum account balance fees reduced total expenses of the Fund by $300.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at the maximum annual rates of up to 0.25%, 1.00% and 0.50% of the Fund’s average daily net assets attributable to Class A, Class C and Class R shares, respectively. For Class C shares, of the 1.00% fee, up to 0.75% can be reimbursed for distribution expenses and up to an additional 0.25% can be reimbursed for shareholder servicing expenses. For Class R shares, of the 0.50% fee, up to 0.25% can be reimbursed for shareholder servicing expenses.
Sales charges
Sales charges, including front-end charges and contingent deferred sales charges (CDSCs), received by the Distributor for distributing Fund shares for the six months ended February 28, 2023, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	5.75	0.50 - 1.00(a)	9
Class C	—	1.00(b)	—

(a)	This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.
(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.
24	Columbia Pyrford International Stock Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
February 28, 2023 (Unaudited)
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
Fee rate(s) contractual through December 31, 2023
Class A	1.17%
Advisor Class	0.92
Class C	1.92
Institutional Class	0.92
Institutional 2 Class	0.81
Institutional 3 Class	0.75
Class R	1.42
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. In addition to the contractual agreement, the Investment Manager and certain of its affiliates have voluntarily agreed to waive fees and/or reimburse Fund expenses (excluding certain fees and expenses described above) so that Fund level expenses (expenses directly attributable to the Fund and not to a specific share class) are waived proportionately across all share classes. This arrangement may be revised or discontinued at any time. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At February 28, 2023, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
395,082,000	100,627,000	(34,092,000)	66,535,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Under current tax rules, regulated investment companies can elect to treat certain late-year ordinary losses incurred and post-October capital losses (capital losses realized after October 31) as arising on the first day of the following taxable year. The Fund will elect to treat the following late-year ordinary losses and post-October capital losses at August 31, 2022 as arising on September 1, 2022.
Columbia Pyrford International Stock Fund | Semiannual Report 2023	25

Notes to Financial Statements  (continued)
February 28, 2023 (Unaudited)
Late year ordinary losses ($)	Post-October capital losses ($)
—	1,689,402
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $14,025,153 and $57,904,608, respectively, for the six months ended February 28, 2023. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the six months ended February 28, 2023 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Borrower	1,333,333	4.43	3
Lender	800,000	3.60	1
Interest income earned and interest expense incurred by the Fund is recorded as Interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at February 28, 2023.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 27, 2022 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $950 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured
26	Columbia Pyrford International Stock Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
February 28, 2023 (Unaudited)
overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 27, 2022 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.11448% and (iii) the overnight bank funding rate, plus in each case, 1.00%.
The Fund had no borrowings during the six months ended February 28, 2023.
Note 9. Significant risks
Foreign securities and emerging market countries risk
Investing in foreign securities may involve heightened risks relative to investments in U.S. securities. Investing in foreign securities subjects the Fund to the risks associated with the issuer’s country of organization and places of business operations, including risks associated with political, regulatory, economic, social, diplomatic and other conditions or events occurring in the country or region, which may result in significant market volatility. In addition, certain foreign securities may be more volatile and less liquid than U.S. securities. Investing in emerging markets may increase these risks and expose the Fund to elevated risks associated with increased inflation, deflation or currency devaluation. To the extent that the Fund concentrates its investment exposure to any one or a few specific countries, the Fund will be particularly susceptible to the risks associated with the conditions, events or other factors impacting those countries or regions and may, therefore, have a greater risk than that of a fund that is more geographically diversified. The financial information and disclosure made available by issuers of emerging market securities may be considerably less reliable than publicly available information about other foreign securities. The Public Company Accounting Oversight Board, which regulates auditors of U.S. public companies, is unable to inspect audit work papers in certain foreign countries. Investors in foreign countries often have limited rights and few practical remedies to pursue shareholder claims, including class actions or fraud claims, and the ability of the U.S. Securities and Exchange Commission, the U.S. Department of Justice and other authorities to bring and enforce actions against foreign issuers or foreign persons is limited.
Geographic focus risk
The Fund may be particularly susceptible to risks related to economic, political, regulatory or other events or conditions affecting issuers and countries within the specific geographic regions in which the Fund invests. The Fund’s net asset value may be more volatile than the net asset value of a more geographically diversified fund.
Asia Pacific Region. The Fund is particularly susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries in the Asia Pacific region. Many of the countries in the region are considered underdeveloped or developing, including from a political, economic and/or social perspective, and may have relatively unstable governments and economies based on limited business, industries and/or natural resources or commodities. Events in any one country within the region may impact other countries in the region or the region as a whole. As a result, events in the region will generally have a greater effect on the Fund than if the Fund were more geographically diversified. This could result in increased volatility in the value of the Fund’s investments and losses for the Fund. Also, securities of some companies in the region can be less liquid than U.S. or other foreign securities, potentially making it difficult for the Fund to sell such securities at a desirable time and price.
Europe. The Fund is particularly susceptible to risks related to economic, political, regulatory or other events or conditions, including acts of war or other conflicts in the region, affecting issuers and countries in Europe. Countries in Europe are often closely connected and interdependent, and events in one European country can have an adverse impact on, and potentially spread to, other European countries. In addition, significant private or public debt problems in a single European Union (EU) country can pose economic risks to the EU as a whole. As a result, the Fund’s net asset value may be more volatile than the net asset value of a more geographically diversified fund. If securities of issuers in Europe fall out of favor, it may cause the Fund to underperform other funds that do not focus their investments in this region of the world. The departure of the United
Columbia Pyrford International Stock Fund | Semiannual Report 2023	27

Notes to Financial Statements  (continued)
February 28, 2023 (Unaudited)
Kingdom (UK) from the EU single market became effective January 1, 2021 with the end of the Brexit transition period and the post-Brexit trade deal between the UK and EU taking effect on December 31, 2020. The impact of Brexit on the UK and European economies and the broader global economy could be significant, resulting in negative impacts on currency and financial markets generally, such as increased volatility and illiquidity, and potentially lower economic growth in markets in Europe, which may adversely affect the value of your investment in the Fund.
Industrials sector risk
The Fund is more susceptible to the particular risks that may affect companies in the industrials sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the industrials sector are subject to certain risks, including changes in supply and demand for their specific product or service and for industrial sector products in general, including decline in demand for such products due to rapid technological developments and frequent new product introduction. Performance of such companies may be affected by factors including government regulation, world events and economic conditions and risks for environmental damage and product liability claims.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The large-scale invasion of Ukraine by Russia in February 2022 has resulted in sanctions and market disruptions, including declines in regional and global stock markets, unusual volatility in global commodity markets and significant devaluations of Russian currency. The extent and duration of the military action are impossible to predict but could be significant. Market disruption caused by the Russian military action, and any counter-measures or responses thereto (including international sanctions, a downgrade in the country’s credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could have severe adverse impacts on regional and/or global securities and commodities markets, including markets for oil and natural gas. These impacts may include reduced market liquidity, distress in credit markets, further disruption of global supply chains, increased risk of inflation, and limited access to investments in certain international markets and/or issuers. These developments and other related events could negatively impact Fund performance.
Shareholder concentration risk
At February 28, 2023, three unaffiliated shareholders of record owned 51.2% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
28	Columbia Pyrford International Stock Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
February 28, 2023 (Unaudited)
Note 11. Change in Independent Registered Public Accounting Firm
At a meeting held on November 23, 2021, the Board of Trustees of Columbia Funds Series Trust II, upon recommendation of the Audit Committee, approved the appointment of Cohen & Company, Ltd. ("Cohen") as the independent registered public accounting firm for the Fund. Effective November 10, 2021, KPMG, LLP ("KPMG"), the independent registered public accounting firm for the Fund’s fiscal year ended August 31, 2021, was dismissed.
KPMG’s reports on the financial statements of the Fund as of and for the fiscal years ended August 31, 2021 and August 31, 2020 contained no adverse opinion or disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope or accounting principles. During such fiscal years and through the November 10, 2021, there were no: (1) disagreements between the Fund and KPMG on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure which, if not resolved to KPMG’s satisfaction, would have caused them to make reference to the subject matter of the disagreement in connection with their reports on the Fund’s financial statements for such periods, or (2) reportable events as defined under the Securities Exchange Act of 1934, as amended.
At a meeting held on November 4, 2022, the Board of Trustees of Columbia Funds Series Trust II, upon recommendation of the Audit Committee, approved and appointed PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm for the Fund. Effective November 16, 2022 (the Dismissal Date), Cohen, the independent registered public accounting firm for the Fund’s fiscal year ended August 31, 2022, was dismissed.
Cohen’s report on the financial statements of the Fund as of and for the fiscal year ended August 31, 2022 contained no adverse opinion or disclaimer of opinion and was not qualified or modified as to uncertainty, audit scope or accounting principles. During such fiscal year and through the Dismissal Date, there were no: (1) disagreements between the Fund and Cohen on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure which, if not resolved to Cohen’s satisfaction, would have caused them to make reference to the subject matter of the disagreement in connection with their reports on the Fund’s financial statements for such period, or (2) reportable events of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.
During the fiscal year ended August 31, 2022, neither the Fund, nor anyone on its behalf, consulted PwC regarding: (1) the application of accounting principles to a specified transaction, either completed or proposed, (2) the type of audit opinion that might be rendered on the Fund’s financial statements, or (3) any matter that was either the subject of a disagreement or a reportable event, as such terms are described in Item 304(a)(1)(v) of Regulation S-K of the Securities Exchange Act of 1934, as amended.
Note 12. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provides services to the Fund.
Columbia Pyrford International Stock Fund | Semiannual Report 2023	29

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Columbia Pyrford International Stock Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2023 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR319_08_N01_(04/23)

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments

(a)	The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)

There was no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable for semiannual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(a)(4) Change in Independent Registered Public Accounting Firm

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust II

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer

Date	April 21, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer

Date	April 21, 2023

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer,
Principal Financial Officer and Senior Vice President

Date	April 21, 2023

By (Signature and Title)	/s/ Joseph Beranek
Joseph Beranek, Treasurer, Chief Accounting
Officer and Principal Financial Officer

Date	April 21, 2023